N-2 - USD ($)	Jan. 28, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cover [Abstract]
Entity Central Index Key	0001767074
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-229782
Investment Company Act File Number	811-23425
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	12
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	16
Entity Registrant Name	CIM Real Assets & Credit Fund
Entity Address, Address Line One	4700 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	323
Local Phone Number	860-4900
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class I Shares	Class C Shares	Class A Shares	Class L Shares
Shareholder Transaction Expenses:
Maximum Sales Load (as a percentage of the offering price)(1)	None	None	5.75%	4.25%
Maximum Early Withdrawal Charge(2)	None	1.00%	None	None
Annual Expenses (Percentage of Net Assets Attributable to Common Shares)
Management Fee(3)	1.50%	1.50%	1.50%	1.50%
Incentive fees payable under our investment advisory agreement (15% of Pre-Incentive Fee Net Investment Income subject to hurdle)(4)
Servicing Fee(5)	None	0.25%	0.25%	0.25%
Distribution Fee(6)	None	0.75%	None	0.25%
Interest Payments on Borrowed Funds(7)	2.86%	2.86%	2.86%	2.86%
Other Expenses(8)	4.55%	3.92%	3.93%	3.91%
Total Annual Fund Operating Expenses	8.91%	9.28%	8.54%	8.77%
Fees Waived and/or Expenses Reimbursed(9)	(6.66)%	(6.03)%	(6.04)%	(6.02)%
Total Annual Fund Operating Expenses After Waiver and/or Reimbursement(10)	2.25%	3.25%	2.50%	2.75%
_____________________
(1)As a percentage of the Fund’s public offering price per Share. Northern Lights Distributors, LLC is the Distributor for the Class I Shares, Class C Shares, Class A Shares and Class L Shares. The Distributor is not required to sell any specific number or dollar amount of Shares, but will use its best efforts to distribute the Common Shares. The Common Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the selling commissions with respect to Class A Shares and Class L Shares purchased by their clients. The Distributor does not retain any portion of the selling commissions. With regard to Class A Shares, an investor will pay a maximum sales load of up to 5.75% of the offering price, which consists of (i) selling commissions of up to 5.00% and (ii) a Dealer Manager Fee of up to 0.75%. With regard to Class L Shares, an investor will pay a maximum sales load of up to 4.25% of the offering price for the purchase of Class L Shares, which consists of (i) selling commissions of up to 3.50% and (ii) a Dealer Manager Fee of up to 0.75%. However, purchases of $250,000 or more of Class A Shares and Class L Shares may be eligible for a sales load discount. See “Plan of Distribution—Sales Load.” The Selling Agents may, in their sole discretion, reduce or waive the selling commissions. Investors should direct any questions regarding sales loads to the relevant Selling Agent. No selling commissions or dealer manager fees will be paid in connection with sales under the DRP.
(2)Class C Shares will be subject to an early withdrawal charge of 1.0% of the shareholder’s repurchase proceeds in the event that a shareholder tenders his or her Class C Shares for repurchase by the Fund at any time prior to the one-year anniversary of the purchase of such Class C Shares.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class I Shares	Class C Shares	Class A Shares	Class L Shares
Shareholder Transaction Expenses:
Maximum Sales Load (as a percentage of the offering price)(1)	None	None	5.75%	4.25%
Maximum Early Withdrawal Charge(2)	None	1.00%	None	None
Annual Expenses (Percentage of Net Assets Attributable to Common Shares)
Management Fee(3)	1.50%	1.50%	1.50%	1.50%
Incentive fees payable under our investment advisory agreement (15% of Pre-Incentive Fee Net Investment Income subject to hurdle)(4)
Servicing Fee(5)	None	0.25%	0.25%	0.25%
Distribution Fee(6)	None	0.75%	None	0.25%
Interest Payments on Borrowed Funds(7)	2.86%	2.86%	2.86%	2.86%
Other Expenses(8)	4.55%	3.92%	3.93%	3.91%
Total Annual Fund Operating Expenses	8.91%	9.28%	8.54%	8.77%
Fees Waived and/or Expenses Reimbursed(9)	(6.66)%	(6.03)%	(6.04)%	(6.02)%
Total Annual Fund Operating Expenses After Waiver and/or Reimbursement(10)	2.25%	3.25%	2.50%	2.75%
_____________________
(1)As a percentage of the Fund’s public offering price per Share. Northern Lights Distributors, LLC is the Distributor for the Class I Shares, Class C Shares, Class A Shares and Class L Shares. The Distributor is not required to sell any specific number or dollar amount of Shares, but will use its best efforts to distribute the Common Shares. The Common Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the selling commissions with respect to Class A Shares and Class L Shares purchased by their clients. The Distributor does not retain any portion of the selling commissions. With regard to Class A Shares, an investor will pay a maximum sales load of up to 5.75% of the offering price, which consists of (i) selling commissions of up to 5.00% and (ii) a Dealer Manager Fee of up to 0.75%. With regard to Class L Shares, an investor will pay a maximum sales load of up to 4.25% of the offering price for the purchase of Class L Shares, which consists of (i) selling commissions of up to 3.50% and (ii) a Dealer Manager Fee of up to 0.75%. However, purchases of $250,000 or more of Class A Shares and Class L Shares may be eligible for a sales load discount. See “Plan of Distribution—Sales Load.” The Selling Agents may, in their sole discretion, reduce or waive the selling commissions. Investors should direct any questions regarding sales loads to the relevant Selling Agent. No selling commissions or dealer manager fees will be paid in connection with sales under the DRP.
(2)Class C Shares will be subject to an early withdrawal charge of 1.0% of the shareholder’s repurchase proceeds in the event that a shareholder tenders his or her Class C Shares for repurchase by the Fund at any time prior to the one-year anniversary of the purchase of such Class C Shares.
(3)The Adviser receives a Management Fee, which is calculated at an annual rate of 1.50% of the daily value of the Fund’s net assets and is payable quarterly in arrears. Management Fees payable by the Fund will be offset by any advisory fees paid by a REIT Subsidiary. The Adviser has waived its right to receive a Management Fee on the portion of the Fund’s assets invested in an affiliated publicly-traded REIT.
(4)We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a quarterly incentive fee equal to 15% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 1.50% of our NAV (the “Hurdle Rate”) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to the Adviser on realized capital gains. The incentive fee is paid to the Adviser as follows:
▪    No Incentive Fee is payable in any calendar quarter in which the Fund’s Pre-Incentive Fee Net Investment Income does not exceed the Hurdle Rate of 1.50%;
▪    100% of the Fund’s Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle Rate but is less than or equal to 1.765% in any calendar quarter is payable to the Adviser. This portion of the Fund’s Pre-Incentive Fee Net Investment Income which exceeds the Hurdle Rate but is less than or equal to 1.765% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s Pre-Incentive Fee Net Investment Income when the Fund’s Pre-Incentive Fee Net Investment Income reaches 1.765% of our NAV in any calendar quarter; and
▪    15% of the Fund’s Pre-Incentive Fee Net Investment Income, if any, that exceeds 1.765% in any calendar quarter is payable to the Adviser once the Hurdle Rate is reached and the catch-up is achieved (15% of all the Fund’s Pre-Incentive Fee Net Investment Income thereafter is allocated to the Adviser).
For a more detailed discussion of the calculation of this fee, see “Management—Management Fee and Incentive Fee.” We estimate annual incentive fees payable to the Adviser during the twelve months of operations following the date of this prospectus to be no more than 1.0% based on our estimation of the use of the proceeds of this offering and assumed leverage of approximately 12.5% of our total assets (as determined immediately before the leverage is incurred). Incentive fees payable to our Adviser will be offset by any incentive fees payable by our REIT Subsidiaries.
(5)With regard to Class A Shares, Class C Shares, and Class L Shares, the Fund pays the Distributor a Servicing Fee that is calculated monthly and accrued daily at an annualized rate of 0.25% of the Fund’s average daily net assets attributable to
Class A Shares, Class C Shares and Class L Shares for services to shareholders. The Servicing Fee is for personal services provided to shareholders and/or the maintenance of shareholder accounts and to reimburse the Distributor for related expenses incurred. The Distributor may pay all or a portion of the Servicing Fee to the Selling Agents that sell Class A Shares, Class C Shares and Class L Shares. The Servicing Fee is governed by the Fund’s Amended and Restated Distribution and Shareholder Services Plan.
(6)With regard to Class C and Class L Shares, the Fund pays the Distributor a Distribution Fee that is calculated monthly and accrued daily at an annualized rate of 0.75% and 0.25% of the Fund’s average daily net assets attributable to Class C Shares and Class L Shares, respectively. The Distribution Fee is for the sale and marketing of the Class C Shares and Class L Shares and to reimburse the Distributor for related expenses incurred. The Distributor may pay all or a portion of the Distribution Fee to the Selling Agents that sell Class C Shares and Class L Shares. Payment of the Distribution Fee is governed by the Fund’s Amended and Restated Distribution and Shareholder Services Plan.
(7)Interest Payments on Borrowed Funds, which for this purpose includes interest expense on the Reverse Repo Facility, for each class is based on estimated amounts for the current fiscal year and assumes $87.0 million and $35.0 million outstanding as of January 16, 2026 on the Reverse Repo Facility and the unsecured credit facility, respectively, at a weighted average interest rate of 5.71%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s borrowings and market interest rates. Interest Payments on Borrowed Funds are required to be treated as an expense of the Fund for accounting purposes. See “Risks—Leverage Risk.”
(8)“Other Expenses” are estimated based on Fund average net assets of $248.9 million and anticipated expenses for the Fund’s next twelve months of operations. “Other Expenses” include, without limitation, professional fees, certain offering costs, SEC filing fees, printing fees, administration fees, investor servicing fees, loan origination fees, custody fees, trustee fees, insurance costs and certain costs incurred in connection with the Fund’s TRS (which represent approximately 0.06% of Fund net assets). The interest expense payable under the TRS is included in “Other Expenses” and has not been included under the “Interest Payments on Borrowed Funds” line item because the amounts subject to the TRS are not treated as our debt obligations for accounting purposes. “Other Expenses” includes all estimated fees and expenses of our subsidiaries.
(9)The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including organizational and certain offering expenses, but excluding the incentive fee, the management fee, the shareholder services fee, fees and expenses associated with the Real Estate Services provided by the Affiliated Real Estate Service Providers or by unaffiliated third parties for real properties owned by the REIT Subsidiary, the distribution fee, dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), brokerage commissions, acquired fund fees and expenses, taxes and extraordinary expenses), to the extent that they exceed the Expense Limitation. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than thirty-six (36) months from the date which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time the expenses were waived or absorbed to be exceeded (in each case, after the reimbursement is taken into account); and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect until February 28, 2027. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board, upon sixty (60) days’ written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser without the consent of the Board.
(10)Excludes interest payments on Borrowed Funds as well as interest expense payable under the TRS.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Class I Shares	23	199	342	667
Class C Shares	33	214	361	689
Class A Shares	81	241	370	668
Class L Shares	69	234	369	676
_____________________
(1)    The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in the Fund’s Common Shares would bear directly or indirectly:
Other Transaction Fees, Note [Text Block]	Class C Shares will be subject to an early withdrawal charge of 1.0% of the shareholder’s repurchase proceeds in the event that a shareholder tenders his or her Class C Shares for repurchase by the Fund at any time prior to the one-year anniversary of the purchase of such Class C Shares.
Other Expenses, Note [Text Block]	“Other Expenses” are estimated based on Fund average net assets of $248.9 million and anticipated expenses for the Fund’s next twelve months of operations. “Other Expenses” include, without limitation, professional fees, certain offering costs, SEC filing fees, printing fees, administration fees, investor servicing fees, loan origination fees, custody fees, trustee fees, insurance costs and certain costs incurred in connection with the Fund’s TRS (which represent approximately 0.06% of Fund net assets). The interest expense payable under the TRS is included in “Other Expenses” and has not been included under the “Interest Payments on Borrowed Funds” line item because the amounts subject to the TRS are not treated as our debt obligations for accounting purposes. “Other Expenses” includes all estimated fees and expenses of our subsidiaries.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Period End	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average market Value Per Unit(4)
Credit Facility (Banc of California F.K.A. PacWest)
September 30, 2025	$26,000,000	$11,196	$—	N/A
September 30, 2024	$33,000,000	$9,427	$—	N/A
September 30, 2023	$45,000,000	$7,959	$—	N/A
September 30, 2022	$—	$—	$—	N/A
September 30, 2021	$—	$—	$—	N/A
Construction Note (Epic)(5)
September 30, 2025	$12,300,015	$2,035	$—	N/A
September 30, 2024	$15,599,275	$1,754	$—	N/A
September 30, 2023	$14,673,944	$2,111	$—	N/A
September 30, 2022	$11,190,488	$3,078	$—	N/A
September 30, 2021	$4,427,024	$3,318	$—	N/A
Mortgage Note (Vale)(5)
September 30, 2025	$5,680,000	$1,860	$—	N/A
September 30, 2024	$5,680,000	$1,776	$—	N/A
September 30, 2023	$5,680,000	$1,874	$—	N/A
September 30, 2022	$5,680,000	$2,095	$—	N/A
September 30, 2021	$5,680,000	$1,902	$—	N/A
Mortgage Note (Sora)
September 30, 2025	$29,275,730	$1,725	$—	N/A
September 30, 2024	$29,275,730	$1,711	$—	N/A
September 30, 2023	$41,275,730	$1,229	$—	N/A
September 30, 2022	$40,779,892	$1,399	$—	N/A
September 30, 2021	$—	$—	$—	N/A
Mortgage Note (Tides)(5)
September 30, 2025	$31,020,319	$1,338	$—	N/A
September 30, 2024	$30,920,084	$1,309	$—	N/A
September 30, 2023	$33,737,373	$1,421	$—	N/A
September 30, 2022	$33,206,516	$1,555	$—	N/A
September 30, 2021	$—	$—	$—	N/A

Class and Period End	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average market Value Per Unit(4)
Mortgage Note (1902 Park Ave)(5)
September 30, 2025(6)	$—	$—	$—	N/A
September 30, 2024	$4,677,372	$2,348	$—	N/A
September 30, 2023	$4,677,372	$2,526	$—	N/A
September 30, 2022	$—	$—	$—	N/A
September 30, 2021	$—	$—	$—	N/A
Mortgage Note (La Brea)
September 30, 2025	$28,500,000	$1,704	$—	N/A
September 30, 2024	$—	$—	$—	N/A
September 30, 2023	$—	$—	$—	N/A
September 30, 2022	$—	$—	$—	N/A
September 30, 2021	$—	$—	$—	N/A

(1)Total principal value outstanding of each class of senior securities at the end of the period presented.
(2)For the credit facility, the asset coverage ratio for a class of senior securities representing indebtedness is calculated by subtracting the Fund’s consolidated total liabilities (excluding the indebtedness represented by the senior securities in this table) from the Fund’s total assets and dividing by total senior securities representing indebtedness. For the mortgage notes, the asset coverage ratio for a class of senior securities representing indebtedness is calculated by subtracting the property’s consolidated total liabilities (excluding the indebtedness represented by the senior securities in this table) from the property’s total assets and dividing by total senior securities representing indebtedness. The asset coverage ratio is then multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3)The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4)Not applicable to senior securities outstanding as of period end.
(5)Amounts presented herein represent the Fund’s share of the related mortgage note. Mortgage notes for properties that are primarily controlled by the Fund will be consolidated with any leverage incurred directly by the Fund and subject to the 1940 Act’s limitations on leverage.
	(6)During the year ended September 30, 2025, the outstanding balance on the mortgage note was repaid in full.
Senior Securities, Note [Text Block]	Information about the Fund’s senior securities is shown in the following table as of the fiscal years ended September 30, 2021 through September 30, 2025. The opinion of Deloitte & Touche, LLP, our independent registered public accounting firm, on the senior securities table as of September 30, 2025 is attached as an exhibit to the registration statement of which this prospectus is a part[1].
Senior Securities Headings, Note [Text Block]	Total principal value outstanding of each class of senior securities at the end of the period presented.
(2)For the credit facility, the asset coverage ratio for a class of senior securities representing indebtedness is calculated by subtracting the Fund’s consolidated total liabilities (excluding the indebtedness represented by the senior securities in this table) from the Fund’s total assets and dividing by total senior securities representing indebtedness. For the mortgage notes, the asset coverage ratio for a class of senior securities representing indebtedness is calculated by subtracting the property’s consolidated total liabilities (excluding the indebtedness represented by the senior securities in this table) from the property’s total assets and dividing by total senior securities representing indebtedness. The asset coverage ratio is then multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3)The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4)Not applicable to senior securities outstanding as of period end.
(5)Amounts presented herein represent the Fund’s share of the related mortgage note. Mortgage notes for properties that are primarily controlled by the Fund will be consolidated with any leverage incurred directly by the Fund and subject to the 1940 Act’s limitations on leverage.
	(6)During the year ended September 30, 2025, the outstanding balance on the mortgage note was repaid in full.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to generate current income through cash distributions and preserve and protect shareholders’ capital across various market cycles, with a secondary objective of capital appreciation. There can be no assurance that the Fund will achieve this objective. The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change in this investment objective. Further, the Fund aims to generate current income with lower volatility and correlation to other income investment alternatives.
Investment Strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in “real assets” and “credit and credit-related investments.”
The Fund defines “real assets” as assets issued by issuers where the underlying interests are investments in real estate or infrastructure. The Fund’s investments in Real Assets generally consist of (1) direct real estate that is held through one or more wholly-owned subsidiaries, (2) public REITs (including publicly-traded REITs and publicly registered and non-listed REITs) and private REITs, (3) real estate mortgages, (4) CMBS and (5) infrastructure assets. In addition to its Real Assets located in the United States, the Fund invests in Real Assets located in foreign countries (including real estate debt or mortgages backed by real estate in foreign countries). The Fund will limit its foreign Real Assets investments to Real Assets located in Canada, and countries in Western Europe, Central America or South America and may invest in emerging markets countries located in those regions. The Fund will limit its foreign investments to 15% of its total assets. There is no minimum allocation to foreign investments and, at times, the Fund may hold only U.S. investments.
“Credit and credit-related investments” are defined as debt securities, such as bonds and loans, and securities that have risk profiles consistent with fixed-income securities such as preferred stock and subordinated debt, which also provide the Fund with income when held by the Fund. The Fund intends for its “credit and credit-related investments” to generally consist of (1) investments in floating and fixed rate loans of U.S. middle-market companies; (2) Broadly Syndicated Loans; (3) CLOs; and (4) opportunistic credit investments, by which the Fund means stressed and distressed credit situations, restructurings and non-performing loans. The Fund’s credit and credit-related investments will primarily be issued by U.S. issuers, although the Fund may invest in credit and credit-related investments of foreign issuers or that have foreign exposure, subject to the 15% limitation noted above. Certain of the Fund’s credit and credit-related investments will be in U.S. middle-market companies.
The CLOs in which the Fund intends to invest are collateralized by portfolios consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. These investments are considered speculative with respect to timely payment of interest and repayment of principal. Unrated and below investment grade securities are also sometimes referred to as “junk” securities. Although the make-up of the Fund’s investment portfolio will vary over time due to factors such as market conditions and the availability of attractive investment opportunities, the Fund is currently targeting to invest 30% of the Fund’s total assets in Real Assets (excluding real estate mortgages and CMBS) and 70% of the Fund’s total assets in Credit and Credit-Related Investments and real estate mortgages and CMBS.
Although a minimum of 25% of the Fund’s total assets will be in the real estate industry to comply with the Fund’s fundamental policies, the Fund has not otherwise imposed limitations on the portion of its assets that may be invested in any of the categories outlined.
In connection with making floating and fixed rate loans to U.S. middle-market companies, the Fund may also be offered the opportunity to invest in warrants and common and preferred equity securities of such issuers.
The Fund has obtained the Order from the SEC to allow it to co-invest with certain of its affiliates in a manner consistent with its investment objective, positions, policies, strategies and restrictions as well as regulatory requirements, the conditions specified in the Order and other pertinent factors. Pursuant to the Order, the Fund is generally permitted to co-invest with certain of its affiliates if a “required majority” (as defined in the 1940 Act) of its independent trustees makes certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transaction, including the consideration to be paid, are reasonable and fair to the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the Fund’s investment objective and strategies. Co-investment transactions with other funds and vehicles managed by affiliates of the Advisers provide the Fund’s investors with exposure to proprietary transactions alongside large, sophisticated institutions that otherwise may not be available to retail investors and may have high investment minimums. Co-investment transactions also promote further alignment with other funds and vehicles managed by affiliates of the Advisers. As a result of the Order, there could be significant overlap in the Fund’s investment portfolio and the investment portfolio of other funds managed by the Adviser, the Sub-Advisers or their affiliates that can avail themselves of the Order. In addition, the Fund has filed a new application for exemptive relief that, if granted, would supersede the Fund’s existing Order and permit the Fund to co-invest pursuant to a different set of conditions than those in the Fund’s existing Order. However, there is no guarantee that such application will be granted.

Risk Factors [Table Text Block]
RISKS
The Fund is a non-diversified, closed-end management investment company designed as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. At any point in time an investment in the Common Shares may be worth less than the original amount invested, even after taking into account the distributions paid by and the ability of shareholders to reinvest dividends.
Risks Related to the Fund’s Business and Structure
Investment and Market Risk
An investment in the Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Common Shares represents an indirect investment in a portfolio of investments in Real Assets and Credit-related investments owned by the Fund, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
Economic Recession or Downturn Risk
Many of the Fund’s portfolio companies may be susceptible to economic slowdowns or recessions and may be unable to repay the Fund’s debt investments during these periods. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. Adverse economic conditions may also decrease the value of any collateral securing the Fund’s secured loans. A prolonged recession may further decrease the value of such collateral and result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.
Geopolitical and Global Economic Risk
The current worldwide financial market situation, as well as various social and political tensions in the United States and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide. For example, we have observed and continue to observe supply chain interruptions, significant labor and resource shortages, commodity inflation, tariffs, elevated interest rates, a risk of recession, instability in the U.S. and international banking systems, impacts of the ongoing war between Russia and Ukraine and the Israel-Hamas conflict, and elements of geopolitical, economic and financial market instability in the United States, the United Kingdom, the European Union and China. Any of the above factors could have a material adverse effect on our business, financial condition, cash flows and results of operations and could cause the market value of our common shares to decline. We monitor developments and seek to manage our investments in a manner consistent with achieving our investment objectives, but there can be no assurance that we will be successful in doing so.
Legislation may be adopted that could significantly affect the regulation of U.S. financial markets. Areas subject to potential change, amendment or repeal include the Dodd-Frank Act and the authority of the Federal Reserve and the Financial Stability Oversight Council. The United States may also potentially withdraw from or renegotiate various trade agreements and take other actions that would change current trade policies of the United States. The Fund cannot predict which, if any, of these actions will be taken or, if taken, their effect on the financial stability of the United States. Such actions could have a significant adverse effect on the Fund’s business, financial condition and results of operations. The Fund cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on its investments. The Fund monitors developments and seeks to manage its investments in a manner consistent with achieving its investment objective, but there can be no assurance that it will be successful in doing so.
As a result of recent elections in the United States, there are expected to be changes in federal policy, including tax policies, and at regulatory agencies over time. The nature, timing and economic and political effects of potential changes to the current legal and regulatory framework affecting financial institutions remain highly uncertain, however. Uncertainty surrounding future changes may adversely affect our operating environment and therefore our business, financial condition, results of operations and growth prospects. See “Risks Related to the Risk Retention Rules.”
From time to time, the Fund maintains cash balances at banks in excess of the FDIC insurance limit. If a bank in which the Fund holds funds fails or is subject to significant adverse conditions in the financial or credit markets, the Fund could be subject to a risk of loss of all or a portion of such funds or be subject to a delay in accessing all or a portion of such uninsured funds. In addition, the Fund has undrawn capacities under its credit facility. Any loss of such funds, lack of access to such funds or inability to borrow from any of the Fund’s lenders could adversely impact the Fund’s short-term liquidity and ability of the Fund to meet its operating expenses or working capital needs.
Should the U.S. economy be adversely impacted by increased volatility in the global financial markets caused by further turbulence in Chinese stock markets and global commodity markets, the war in Ukraine and Russia, the Israel-Hamas war, health pandemics or for any other reason, loan and asset growth and liquidity conditions at U.S. financial institutions, including us, may deteriorate.
Risks related to Global Pandemics
Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that create uncertainty and have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which companies and their investments are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
The Fund believes closures of businesses and stay in place orders and the resulting remote working arrangements for non-essential personnel in response to the COVID-19 pandemic has resulted in long-term changed work practices that could negatively impact the Fund’s real estate investments. For example, the increased adoption of and familiarity with remote work practices, and the recent increase in tenants seeking to sublease their leased space, has resulted in decreased demand for office space. Further, prior to the onset of the COVID-19 pandemic, telecommuting, flexible work schedules, open workspaces and teleconferencing had become increasingly common and there was an increasing trend among some businesses to utilize shared office space and co-working spaces. As a result, there has been a general trend in office real estate for tenants to decrease the space they occupy per employee. Tenants in the Fund’s office investments may elect to not renew their leases, or to renew them for less space than they currently occupy, which could increase vacancy, place downward pressure on occupancy, rental rates and income and property valuation. The need to reconfigure leased office space in response to new tenants’ needs, to modify utilization or for other reasons, may impact space requirements and also may require us to spend increased amounts for tenant improvements. If substantial reconfiguration of the tenant’s space is required, the tenant may find it more advantageous to relocate than to renew its lease and renovate the existing space. All of these factors could have a material adverse effect on the Fund’s business, financial condition, results of operations, cash flow or ability to satisfy debt service obligations or to maintain our level of distributions on our Common Shares may be negatively impacted.
Any future pandemic or outbreak could have, an adverse impact on the economy in general, which could have a material adverse impact on, among other things the commercial real estate market, the ability of lenders to originate loans, the volume and type of loans originated, and the volume and type of amendments and waivers granted to borrowers and remedial actions taken in the event of a borrower default, each of which could negatively impact the amount and quality of loans available for investment by the Fund and returns to the Fund, among other things. It is impossible to determine the scope of any outbreaks, how long any such outbreak, market disruption or uncertainties may last or the effect any governmental actions will have or the full potential impact on us and our investments. These potential impacts, while uncertain, could adversely affect the Fund and its investments.
Shares Not Listed; No Market for Shares
The Fund is organized as a closed-end management investment company and designed for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Common Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Common Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment, and shareholders should expect that they will be unable to sell their Common Shares for an indefinite time or at a desired price.
Repurchase Offers Risk
As described under “Prospectus Summary—Periodic Repurchase Offers” above, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers for the Fund’s outstanding Common Shares at NAV. Repurchases will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in an increased expense ratio for shareholders who do not tender their Common Shares for repurchase, untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Common Shares who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to holders of Common Shares. See “Certain U.S. Federal Tax Considerations—Taxation of U.S. Shareholders.”
Exclusive Forum and Jury Trial Waiver Risk
The Fund’s amended and restated declaration of trust (the “Declaration of Trust”) provides that, to the fullest extent permitted by law, unless the Fund consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Fund, (ii) any action asserting a claim of breach of a duty owed by any trustee, officer or other agent of the Fund to the Fund or the Fund’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of Title 12 of the Delaware Code, Delaware statutory or common law, or the Declaration of Trust, or (iv) any action asserting a claim governed by the internal affairs doctrine (for the avoidance of doubt, including any claims brought to interpret, apply or enforce the federal securities laws of the United States, including, without limitation, the 1940 Act or the securities or antifraud laws of any international, national, state, provincial, territorial, local or other governmental or regulatory authority, including, in each case, the applicable rules and regulations promulgated thereunder) shall be the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction.
The Declaration of Trust also includes an irrevocable waiver of the right to trial by jury in all such claims, suits, actions and proceedings. Any person purchasing or otherwise acquiring any of the Fund’s Common Shares shall be deemed to have notice of and to have consented to these provisions of the Declaration of Trust. These provisions may limit a shareholder’s ability to bring a claim in a judicial forum or in a manner that it finds favorable for disputes with the Fund or the Fund’s trustees or officers, which may discourage such lawsuits. Alternatively, if a court were to find the exclusive forum provision or the jury trial waiver provision to be inapplicable or unenforceable in an action, the Fund may incur additional costs associated with resolving such action in other jurisdictions or in other manners, which could have a material adverse effect on the Fund’s business, financial condition and results of operations.
Notwithstanding any of the foregoing, the Fund and any investor in the Fund cannot waive compliance with any provision of the U.S. federal securities laws and the rules and regulations promulgated thereunder.
Cyber-Security Risk and Identity Theft Risks
Cyber-security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser’s and Sub-Advisers’ information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the Adviser and Sub-Advisers have implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The Adviser and Sub-Advisers and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, Sub-Advisers’ and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the Adviser or Sub-Advisers. Such a failure could harm the Adviser or Sub-Advisers and/or the Fund’s reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance.
A disaster or a disruption in the infrastructure that supports the Fund’s business, including a disruption involving electronic communications or other services used by the Fund or by third parties with whom the Fund conducts business, or directly affecting the Fund’s headquarters, could have a material adverse impact on the Fund’s ability to continue to operate its business without interruption. The Fund’s disaster recovery programs may not be sufficient to mitigate the harm that may result from such a disaster or disruption. In addition, insurance and other safeguards might only partially reimburse the Fund for its losses, if at all.
Third parties with which the Fund does business may also be sources of cyber-security or other technological risk. The Fund outsources certain functions and these relationships allow for the storage and processing of its information, as well as client, counterparty, employee, and borrower information. While the Fund engages in actions to reduce its exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure, destruction, or other cyber-security incident that affects its data, resulting in increased costs and other consequences as described above.
Use of Artificial Intelligence Risk
Recent technological advances in artificial intelligence and machine learning technology (“Machine Learning Technology”) pose risks to the Fund and its investments, and any third parties with whom we engage. The Fund could be exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties use Machine Learning Technology in their business activities. The Fund is not in a position to control the use of Machine Learning Technology in third-party products or services. Use of Machine Learning Technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming partly accessible by other third-party Machine Learning Technology applications and users. Machine Learning Technology and its applications continue to develop rapidly, and the Fund cannot predict the risks that may arise from such developments. Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error and could otherwise be inadequate or flawed, which would likely degrade the effectiveness of Machine Learning Technology. To the extent the Fund is exposed to the risks of Machine Learning Technology use, any such inaccuracies or errors could adversely impact us and our business.
Trade Policy
Political leaders in the United States and certain European nations have recently been elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi- lateral trade agreements and treaties with foreign countries. In addition, the U.S. government has recently imposed tariffs on certain foreign goods, including steel and aluminum, and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of CIM Clients and their investments.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Risks Related to the Fund’s Investments in Real Assets
Real Estate Industry Risk
The Fund will invest a substantial portion of its assets in Real Assets, which includes real estate-related loans and securities. Therefore, the performance of its portfolio will be significantly impacted by the performance of the real estate market in general and the Fund may experience more volatility and be exposed to greater risk than it would be if it held a more diversified portfolio. The Fund will be impacted by factors particular to the real estate industry including, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding, competition and a decreased demand for office properties as a result of the increasing shift to remote work following the COVID-19 pandemic; (iv) increases in operating expenses including property taxes; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing (ix) prolonged periods of higher interest rates, such as the current period; and (x) changes in availability of leverage on loans for or secured by real estate. Changes in U.S. federal tax laws, certain of which might be currently debated or pending as of the date of this prospectus, may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments. The value of securities in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
There are also special risks associated with particular real estate sectors including, but not limited to, those risks described below:
Retail Properties. Retail properties are subject to risks that include changes to the overall health of the economy, and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
Office Properties. Office properties are subject to risks that include changes to the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.
Industrial Properties. Industrial properties are subject to risks that include changes to the overall health of the economy, and other factors such as downturns in the manufacture, processing and shipping of goods.
Shopping Centers. Shopping center properties are subject to risks that are principally based on their dependence on the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and its closure or bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants in the same shopping center that may financially struggle due to lower foot traffic in the mall generally, due to loss of the large tenant. Shopping centers also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues and operate profitably. Shopping centers are also subject to risks due to changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
Self-Storage Properties. The value and successful operation of a self-storage property is subject to risk based on a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.
Multifamily Properties. The value and successful operation of a multifamily property is subject to risks based on a number of factors, such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.
Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.
Healthcare Properties. Healthcare properties and healthcare providers are subject to risks arising from a number of several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.
Other factors may contribute to real estate industry risks and, therefore, to risks associated with investments by the Fund in real estate-related debt and debt securities:
Development Issues. Certain real estate borrowers may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk of cost overruns, inadequate capital to complete the project, and that there will be insufficient tenant demand at economically profitable rent levels.
Inadequate Insurance. Certain real estate borrowers may fail to carry sufficient liability, fire, flood, earthquake extended coverage and rental loss insurance, or any insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the borrower could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.
Dependence on Tenants. The value and cash flow associated with rental real estate depends upon the ability of the borrower to generate enough rental income in excess of its debt service and other rental real estate expenses. Changes beyond the control of the borrower may occur with its tenants who may suffer economic setbacks which may in turn render them unable to make its lease payment. In that event the borrowers may suffer lower revenues and service its debt owed to the Fund.
Financial Leverage. The Fund’s borrowers may be highly leveraged and financial covenants may affect their ability to operate effectively and service its debt owed to the Fund.
Acquisition Risks. The Fund may obtain only limited warranties when it invests in a property and will typically have only limited recourse in the event that the Fund’s due diligence did not identify any issues that lower the value of the property.
Due Diligence of Properties. Before originating or acquiring any investments, the CIM Sub-Adviser will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each potential origination or acquisition, as the case may be. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of asset, the costs of which will be borne by the Fund. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Sub-Adviser’s reduced control of the functions that are outsourced. In addition, if the CIM Sub-Adviser is unable to timely engage third-party providers, its ability to evaluate and make more complex transactions could be adversely affected. When conducting due diligence and making an assessment regarding a potential transaction, the CIM Sub-Adviser will rely on the resources available to it, including information provided by an underlying borrower and, in some circumstances, third-party investigations. The due diligence investigation that the CIM Sub-Adviser carries out with respect to any opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such opportunity. Moreover, such an investigation will not necessarily result in an investment being successful. There can be no assurance that attempts to provide downside protection with respect to investments will achieve their desired effect and potential investors should regard participation in the Fund as being speculative and having a high degree of risk.
There can be no assurance that the Fund will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices during the due diligence phase or during its efforts to monitor investments on an ongoing basis or that any risk management procedures implemented by the CIM Sub-Adviser will be adequate. In the event of fraud by any obligor of a loan originated or acquired by the Fund or any of its affiliates, the Fund may suffer a partial or total loss of its loan made to such obligor. An additional concern is the possibility of material misrepresentation or omission on the part of such obligor. Such inaccuracy or incompleteness may adversely affect the value of investments. The Fund will rely upon the accuracy and completeness of representations made by such obligor in the due diligence process to the extent reasonable when it makes investments, but cannot guarantee such accuracy or completeness.
Expedited Transactions. Analyses and decisions by the CIM Sub-Adviser may frequently be required to be undertaken on an expedited basis to take advantage of opportunities. In such cases, the information available to the CIM Sub-Adviser at the time of making a decision may be limited, and the CIM Sub-Adviser may not have access to detailed information regarding the opportunity or the underlying real asset, such as physical and structural condition and characteristics, environmental matters, zoning regulations, or other local conditions affecting the asset. Therefore, no assurance can be given that the CIM Sub-Adviser will have knowledge of all circumstances that may adversely affect an asset. In addition, the CIM Sub-Adviser expects to rely upon certain independent consultants in connection with its evaluation of opportunities. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions.
Environmental Issues. Environmental laws regulate, and impose liability for, releases of hazardous or toxic substances into the environment. Under some of these laws, an owner or operator of real estate may be liable for costs related to soil or groundwater contamination on or migrating to or from its property. In addition, persons who arrange for the disposal or treatment of hazardous or toxic substances may be liable for the costs of cleaning up contamination at the disposal site. These laws often impose liability regardless of whether the person knew of, or was responsible for, the presence of the hazardous or toxic substances that caused the contamination. The presence of, or contamination resulting from, any of these substances, or the failure to properly remediate them, may adversely affect the Fund’s ability to sell or rent any property, to borrow using the property as collateral or create lender’s liability for the Fund. In addition, third parties exposed to hazardous or toxic substances may sue for personal injury damages and or property damages. For example, some laws impose liability for release of or exposure to asbestos-containing materials. As a result, in connection with the Fund’s future ownership, operation, and development of real estate assets, or the Fund’s potential role as a lender for loans secured directly or indirectly by real estate properties, the Fund may be potentially liable for investigation and cleanup costs, penalties and damages under environmental laws.
Lending Market Conditions. Instability in the United States, European and other credit markets, at times, can make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate or refinance completed projects.
For example, historically adverse developments relating to sub-prime mortgages have adversely affected the willingness of some lenders to extend credit, in general, which may make it more difficult for homeowners or companies to obtain financing on attractive terms or at all so that they may commence or complete real estate projects, refinance completed projects or purchase real estate. These factors do adversely affect real estate values generally. These factors also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Accordingly, these factors could, in turn, reduce the number of real estate investment opportunities and reduce the Fund’s investment returns and the Fund may not be able to obtain financing for its liquidity needs in the future at all or sources of financing may not be available on attractive terms. If the Fund cannot obtain additional funding for our long-term liquidity needs, the Fund’s assets may generate lower cash flow or decline in value, or both, which may cause the Fund to sell assets at a time when the Fund would not otherwise do so and could have a material adverse effect on its business.
Illiquid / Long Term Investments; Disposition Risks. The Fund may be unable to sell an investment if or when it decides to do so, including as a result of uncertain market conditions. Real estate assets are, in general, relatively illiquid and may become even more illiquid during periods of economic downturn Further, there is no or very limited market for some of the real estate loan investments that the Fund may make. As a result, the Fund may not be able to sell its investments quickly or on favorable terms in response to changes in the economy or other conditions when it otherwise may be prudent to do
so. In addition, certain significant expenditures generally do not change in response to economic or other conditions, including debt service obligations, real estate taxes, and operating and maintenance costs. This combination of variable revenue and relatively fixed expenditures may result, under certain market conditions, in reduced earnings. Therefore, the Fund may be unable to adjust its portfolio promptly in response to economic, market or other conditions, some of the Fund’s leases may not include periodic rental increases, or the rental increases may be less than the fair market rate at a future point in time. In either case, the value of the leased property to a potential purchaser may not increase over time, which may restrict the Fund’s ability to sell that property, or if the Fund is able to sell that property, may result in a sale price less than the price that the Fund paid to purchase the property or the price that could be obtained if the rental income was at the then-current market rate. The Fund’s ability to dispose of investments on advantageous terms or at all depends on certain factors beyond the Fund’s control, including competition from other sellers and the availability of attractive financing for potential buyers of the Fund’s investments. The Fund cannot predict the various market conditions affecting real estate assets which will exist at any particular time in the future. Due to the uncertainty of market conditions which may affect the disposition of the Fund’s investments, the Fund cannot assure its shareholders that the Fund will be able to sell its investments at a profit or at all in the future. Furthermore, the Fund may be required to expend funds to correct defects or to make improvements before a property can be sold. There can be no assurance that the Fund will have funds available to correct such defects or to make such improvements.
Real Estate Taxes. Real-estate related taxes may increase, and if these increases are not passed on to the Fund’s tenants, the Fund’s income will be reduced. The Fund will be required to pay property taxes for properties that it will own, which property taxes can increase as property tax rates increase or as properties are assessed or reassessed by taxing authorities. In California, pursuant to an existing state law commonly referred to as Proposition 13, all or portions of a property are reassessed to market value only at the time of “change in ownership” or completion of “new construction,” and thereafter, annual property tax increases are limited to 2% of previously assessed values. As a result, Proposition 13 generally results in significant below-market assessed values over time. From time to time, including in the November 2020 election in California, lawmakers and political coalitions have initiated efforts to repeal or amend certain provisions of Proposition 13. If successful in the future, these proposals could substantially increase the assessed values and property taxes for any properties that the Fund may own in California. Although some tenant leases may permit pass through such tax increases to the tenants for payment, renewal leases or future leases may not be negotiated on the same basis.
In addition, adverse changes in the operation of any property in which the Fund has invested, or the financial condition of any tenant, could have an adverse effect on the Fund’s ability to collect rent payments and, accordingly, on its ability to make distributions to shareholders. A tenant may experience, from time to time, a downturn in its business which may weaken its financial condition and result in its failure to make rental payments when due. At any time, a tenant may seek the protection of applicable bankruptcy or insolvency laws, which could result in the rejection and termination of such tenant’s lease or other adverse consequences and thereby cause a reduction in the distributable cash flow of the Fund. If a tenant’s lease is not affirmed following bankruptcy or if a tenant’s financial condition weakens, the Fund’s operating cash flow may be adversely affected. No assurance can be given that tenants will not file for bankruptcy protection in the future or, if they do, that their leases will continue in effect.
Real Estate Risks as a Result of Economic Instability
Real estate assets are subject to various risks and fluctuations and cycles in value and demand, many of which are beyond our control. Certain events may decrease cash available for distributions, as well as the value of our properties. These events include adverse changes in economic and socioeconomic conditions. During periods of economic instability or recession, rising interest rates or declining demand for real estate, or the public perception that any of these events may occur, could result in a general decline in rents or an increased incidence of defaults under existing leases. If the properties in which the Fund invests cannot operate so as to meet the Fund’s financial expectations, business, financial condition, results of operations, cash flow or ability to satisfy debt service obligations or to maintain our level of distributions on our Common Shares may be negatively impacted.
The profitability of any properties in which the Fund may invest depends, in part, on the financial well-being and success of the tenants of such properties. Current global market volatility will likely continue to negatively affect tenants of any properties in which the Fund may invest to the extent of, among other things: (i) the inability of tenants to pay rent, (ii) the deferral of rent payments by tenants, (iii) tenants’ requests to modify terms of their leases in a way that will reduce the economic value of their leases, (iv) an increase in early lease terminations or a decrease in lease renewals and (v) inability to re-lease vacant space due to a systemic shift in the demand for office space as a result of the recent proliferation of remote work. Additionally, the profitability of any retail properties in which the Fund may invest depends, in part, on the willingness of customers to visit the businesses of the Fund’s tenants. The risk, or public perception of the risk, of a pandemic or media coverage of infectious diseases could cause employees or customers to avoid properties in which the Fund invests, which could adversely affect foot traffic to businesses and tenants’ ability to adequately staff their businesses. Such events could adversely impact tenants’ sales and/or cause the temporary closure or slowdown of the businesses of tenants, which could severely disrupt their operations and have a material adverse effect on the Fund’s business, financial condition and results of operations. Similarly, the potential effects of quarantined employees of office tenants may adversely impact their businesses and affect their ability to pay rent on a timely basis.
Commercial Real Estate Lending Investments Risk
The Fund’s commercial real estate loans will be secured by commercial property and will be subject to risks of delinquency and foreclosure, and risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be adversely affected by, among other things,
•    tenant mix;
•    success of tenant businesses;
•    property management decisions;
•    property location, condition and design;
•    competition from comparable types of properties;
•    changes in laws that increase operating expenses or limit rents that may be charged;
•    changes in national, regional or local economic conditions and/or specific industry segments, including the credit and securitization markets;
•    declines in regional or local real estate values;
•    declines in regional or local rental or occupancy rates;
•    increases in interest rates, real estate tax rates and other operating expenses;
•    costs of remediation and liabilities associated with environmental conditions;
•    the potential for uninsured or underinsured property losses;
•    changes in governmental laws and regulations, including fiscal policies, zoning ordinances and environmental legislation and the related costs of compliance; and
•    acts of God, terrorist attacks, social unrest and civil disturbances.
In the event of any default under a mortgage loan held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations and limit amounts available for distribution to the Fund’s shareholders. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Foreclosure of a mortgage loan can be an expensive and lengthy process, which could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan.
Real Estate-Related Debt Risk
The Fund may invest in commercial real estate-backed non-recourse loans. Such loans involve many significant relatively unique and acute risks and the value of such loans, and whether and to what extent such loans perform as expected, will depend, in part, on the prevailing conditions in the market for real estate generally and, in particular, on the value of the collateral asset. Deterioration of real estate fundamentals may negatively impact the performance of portfolio assets. Whether obligors of loans originated or acquired by the Fund can repay their loans from the Fund will depend on a number of factors including but not limited to general economic and market conditions, local conditions, the quality and philosophy of management, competition based on rental rates, attractiveness and location of the properties, physical condition of the properties, quality of maintenance, insurance and management services and changes in operating costs. Events outside the control of such obligors, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government regulation (including those governing usage, improvements, zoning and taxes), interest rate levels, the availability of financing, participation by other partners in the financial markets, potential liability under changing laws, bankruptcy or financial difficulty of a major tenant and/or acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring real estate properties. In turn, this may impair such obligors’ ability to repay their loans from the Fund. In addition, there can be no assurance that any insurance required by the Fund to be maintained by obligors of loans originated or acquired by the Fund on real estate-related assets will be sufficient to cover losses suffered by such assets.
While acquisition of real estate properties contain many similar risks, real estate debt involve many unique risks. For instance, many, if not all, of the obligors with respect to loans originated or acquired by the Fund will be special purpose vehicles. With some exceptions, these loans will generally be “non-recourse” loans where the sole recourse for the repayment will be collateral assets. As a result, the ability of such obligors to make payments is dependent upon the underlying collateral assets rather than upon the existence of independent income or assets of such obligors or any parent guarantees. The securities or loans that the Fund originates or acquires in may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in obligors of such securities or loans repaying principal to the Fund earlier than expected, resulting in a lower return to the Fund than projected (even taking into consideration any make-whole or similar feature). In addition, certain of the loans or securities that the Fund holds may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time.
Construction-Related Investments Risk
The Fund may originate or acquire construction loans. Construction lending generally is considered to involve a higher degree of risk of non-payment and loss than other types of lending due to a variety of factors. If the costs to complete a project financed by a construction loan are higher than anticipated, the borrower may not be able to raise sufficient additional capital to complete the project. Similarly, if the time to complete a project is longer than is anticipated, there is a risk that the borrower will not be able to complete by maturity of the loan or that the borrower will not have sufficient funds to pay the carrying costs of the project. Because construction loans depend on timely, successful completion and the lease-up and commencement of operations post-completion, the Fund may need to increase its allowance for loan losses in the future to account for the likely increase in probable incurred credit losses associated with such loans. Further, as the lender under a construction loan, the Fund may be obligated to fund all or a significant portion of the loan at one or more future dates. The Fund may not have the funds available at such future date(s) to meet its funding obligations under the loan. In that event, the Fund would likely be in breach of the loan unless it is able to raise the funds from alternative sources, which it may not be able to achieve on favorable terms or at all. If the Fund fails to fund its commitment on a construction loan or if a borrower otherwise fails to complete the construction of a project, there could be adverse consequences associated with the loan, including: a loss of the value of the property securing the loan, especially if the borrower is unable to raise funds to complete construction from other sources; a borrower’s claim against the Fund for failure to perform under the loan documents; increased costs to the borrower that the borrower is unable to pay; a bankruptcy filing by the borrower; and abandonment by the borrower of the collateral for the loan.
The Fund may also extend loans whose purpose is to renovate, refurbish or expand a real estate property. Renovation, refurbishment or expansion of a collateral asset involves risks of cost overruns and non-completion. Costs of construction or renovation to bring a property up to standards established for the market intended for that property may exceed original estimates. Other risks may include: environmental risks, permitting risks, other construction risks and subsequent leasing of the property not being completed on schedule or at projected rental rates. If such construction or renovation is not completed in a timely manner, or if it costs more than expected, the related obligor may experience a prolonged impairment of net operating income and may not be able to make payments of interest or principal to the Fund or necessary expenses to own the asset such as insurance or real estate taxes, which could materially and adversely affect the Fund.
Mezzanine and B-Note Debt Risks
The Fund may originate as well as acquire mezzanine and/or B-note debt. Mezzanine and B-note loans are typically subject to intercreditor arrangements, the provisions of which may prohibit or restrict the ability of the holder of a mezzanine or B-note loan to (i) exercise remedies against the collateral with respect to their loans; (ii) challenge any exercise of remedies against the collateral by the first lien lenders with respect to their first liens; (iii) challenge the enforceability or priority of the first liens on the collateral; and (iv) exercise certain other secured creditor rights, both before and during a bankruptcy of the borrower. Accordingly, the ability of the Fund to influence an obligor’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of a senior creditor. For example, under terms of intercreditor agreements, senior creditors will typically be able to restrict the exercise by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its assets in a timely manner or at all. Subordinate securities, such as mezzanine and B-note debt, have a higher risk of loss than more senior securities. Mezzanine and B-note debt securities are also subject to other creditor risks, including (i) the possible invalidation of a transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligations and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. In some circumstances the only available remedy the holder of the subordinate debt may have is to pay off the senior interests, and the Fund may not have sufficient funds to effectuate such pay offs. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities which might have been issued to the Fund in connection with the origination of such subordinate debt may become worthless. Accordingly, there can be no assurance that the Fund’s rate of return objectives will be realized.
Further, unlike mortgage financings in which a lender makes a loan to a property owner in exchange for a security interest in the underlying real property, real estate mezzanine financing is generally made to a direct or indirect parent of the property owner in exchange for a direct or indirect pledge of the equity interest in the property owner. The parent of the property owner is commonly set up as a single purpose entity intended to be a “bankruptcy remote” entity which owns only the equity interest in the property owner. In such a circumstance, the Fund’s remedies in the event of non-performance would include foreclosure on the equity interests pledged by the parent of such property. While the foreclosure process on such equity interests is generally less cumbersome and quicker than foreclosure on real property, such foreclosure process may nevertheless involve the risks discussed in the preceding paragraph. Furthermore, such mezzanine financing may involve multiple levels of mezzanine loans to multiple levels of mezzanine borrowers (each pledging its equity interest in the borrower under the more senior financing as collateral) and therefore the real asset may be negatively affected by separate levels of mezzanine financing. There can also be no guarantee that in such circumstances the Fund will be able to negotiate favorable intercreditor rights between itself as mezzanine lender and the senior lenders.
Participation Risk
The Fund may acquire exposure to commercial real estate loans by acquiring participation interests in such loans. Participations by the Fund in a seller’s portion of a loan typically result in a contractual relationship only with such seller of such participation interest, not with the borrower. In the case of a participation, the Fund will generally have the right to receive payments of principal, interest and any fees to which it is entitled only from the seller of such participation and only upon receipt by such seller of such payments from the borrower. By holding a participation in a loan, the Fund generally will have no right to directly enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set off against the borrower, and the Fund may not directly benefit from the underlying Real Assets. As a result, the Fund will assume the credit risk of both the borrower and the seller of such participation, which will remain the legal owner of record of the applicable loan. In the event of the insolvency of the seller, the Fund, by owning a participation, may be treated as a general unsecured creditor of the seller, and may not benefit from any set off between the seller and the borrower. In addition, the Fund may purchase a participation from a seller that does not itself retain any portion of the applicable loan and, therefore, may have limited interest in monitoring the terms of the loan agreement and the continuing creditworthiness of the borrower. When the Fund holds a participation in a loan, it will not have the right to vote under the applicable loan agreement with respect to every matter that arises thereunder, and it is expected that each seller will reserve the right to administer the loan sold by it as it sees fit and to amend the documentation evidencing such loan in all respects. Sellers voting in connection with such matters may have interests different from those of the Fund and may fail to consider the interests of the Fund in connection with their votes.
The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning seller and becomes a lender under the loan agreement with respect to that loan. As a purchaser of an assignment, the Fund generally will have the same voting rights as other lenders under the applicable loan agreement, including the right to vote to waive enforcement of breaches of covenants or to enforce compliance by the borrower with the terms of the loan agreement, and the right to set off claims against the borrower and to have recourse to collateral supporting the loan. Assignments are, however, arranged through private negotiations between assignees and assignors, and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning seller.
Assignments and participations are often sold without recourse to the sellers, and the sellers will generally make limited or no representations or warranties about the underlying loan, the borrowers, and the documentation of the loans or any collateral securing the loans. In addition, the Fund will be bound by provisions of the underlying loan agreements, if any, that require the preservation of the confidentiality of information provided by the borrower. Because of certain factors including confidentiality provisions, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as are publicly traded securities.
Investing in Mortgages Risk
Investments in real estate mortgages may be first, second or third mortgages that may or may not be insured or otherwise guaranteed. In general, investments in mortgages include the following risks:
•    that the value of mortgaged property may be less than the amounts owed, causing realized or unrealized losses;
•    the borrower may not pay indebtedness under the mortgage when due, requiring the Fund to foreclose, and the amount recovered in connection with the foreclosure may be less than the amount owed;
•    that interest rates payable on the mortgages may be lower than the Fund’s cost of funds; and
•    in the case of junior mortgages, that foreclosure of a senior mortgage would eliminate the junior mortgage.
If any of the above were to occur, cash flows from operations and the Fund’s ability to make expected dividends to shareholders could be adversely affected.
Commercial Mortgage-Backed Securities Risk
Mortgage-backed securities are bonds which evidence interests in, or are secured by, commercial mortgage loans. Accordingly, CMBS are subject to all of the risks of the underlying mortgage loans. In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying commercial mortgage properties. CMBS are also subject to several risks created through the securitization process.
The Fund invests in the residual or equity tranches of CMBS, which are referred to as subordinate CMBS or interest-only CMBS. Subordinate CMBSs are paid interest only to the extent there are funds available to make payments. There are multiple tranches of CMBS, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. The most senior tranche of a CMBS has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. As a result, interest only CMBS possess the risk of total loss of investment in the event of prepayment of the underlying mortgages. There is no limit on the portion of the Fund’s total assets that may be invested in interest-only multifamily CMBS.
The Fund invests in interest-only multifamily CMBS issued by multifamily mortgage loan securitizations. However, these interest-only multifamily CMBS typically only receive payments of interest to the extent that there are funds available in the securitization to make the payment and may introduce increased risks since these securities have no underlying principal cash flows.
Investing in REITs Risk
The Fund may invest in public (including non-traded REITs) and private REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are subject to risks similar to those associated with direct ownership of real estate (as discussed above), as well as additional risks discussed below.
REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive most of their income from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not subject to U.S. federal income tax on income distributed to shareholders provided they comply with the applicable requirements of the Code. The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. REITs are often leveraged or invest in properties that are themselves leveraged, exposing them to the risks of leverage generally. Among other things, leverage will generally increase losses during periods of real estate market declines.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities.
The Fund may be subject to additional risks with respect to its investments in nonaffiliated private REITs, including but not limited to:
•    The CIM Sub-Adviser may have limited or no control over the investment decisions made by any such private nonaffiliated REIT. Even though the private nonaffiliated REITs will be subject to certain constraints, the asset managers may change aspects of their investment strategies at any time. The CIM Sub-Adviser’s ability to withdraw an investment or allocate away from any private nonaffiliated REIT, may be constrained by limitations imposed by the private nonaffiliated REIT, which may prevent the Fund from actively managing its portfolio away from underperforming REITs or in uncertain markets. By investing in the Fund, a shareholder will not be deemed to be an investor in any REIT and will not have the ability to exercise any rights attributable to an investor in any such REIT related to their investment.
Because certain investments in private REITs are short-lived, the Fund may be unable to reinvest the distributions received from the private REIT in investments with similar returns, which could adversely impact the Fund’s performance.
•    The valuation of the Fund’s investments in private REITs will be impacted by the institutional asset managers of those REITs, which valuation may not be accurate or reliable. While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interests in private REITs are not publicly traded and the Fund will depend on the institutional asset manager to a private REIT to provide an initial valuation of those investments. Moreover, the valuation of the Fund’s investment in a private REIT, as provided by an institutional asset manager for its assets as of a specific date, may vary from the actual sales price of its assets or any secondary market value price for the underlying fund’s interest, if such investments were sold to a third party.
•    The Fund’s investments in private REITs may be subject to the credit risks of any borrowers of the debt investments held by certain of the private REITs. There is a risk that borrowers to certain REITs in which the Fund invests will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of an investment and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the investment. Default could reduce the value and liquidity of securities, thereby reducing the value of an investor’s investment. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
Investing in Affiliated REITs Risk
In addition to those risks described above with respect to all REITs, investing in affiliated REITs may pose additional risks to the Fund. The Fund would only invest in affiliated REITs that offer their securities to unaffiliated third parties (including to existing security holders) and on the same terms and at the same times as such securities are offered to such unaffiliated third parties. Similarly, the Fund may only redeem shares of an affiliated REIT on the same terms and at the same times as redemptions are offered to such unaffiliated third parties. The Fund may therefore be limited in the affiliated REITs in which it can invest. As a result, the CIM Sub-Adviser may have a conflict of interest in selecting to invest the Fund’s assets in an affiliated REIT. The Fund may only invest in affiliated REITs to the extent permitted by applicable law and related interpretations of the staff of the SEC.
REIT Tax Risk for REIT Subsidiaries
The REIT Subsidiary has elected to be taxed as a REIT, and any additional REIT subsidiary is expected to elect to be taxed as a REIT beginning with the first year in which it commences material operations. In order for a REIT subsidiary to qualify and maintain its qualification as a REIT, it must satisfy certain requirements set forth in the Code and Treasury Regulations that depend on various factual matters and circumstances. The Fund and the CIM Sub-Adviser intend to cause any REIT subsidiary to structure its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the Internal Revenue Service (“IRS”) may interpret or apply those requirements in a manner that jeopardizes the ability of a REIT subsidiary to satisfy all of the requirements for qualification as a REIT.
If a REIT subsidiary fails to qualify as a REIT for any taxable year and it does not qualify for certain statutory relief provisions, it will be subject to U.S. federal income tax on its taxable income at the applicable corporate income tax rate. In addition, it would generally be disqualified from treatment as a REIT for the four taxable years following any taxable year in which it fails to qualify as a REIT. Loss of REIT status would reduce such REIT subsidiary’s net earnings available for investment or distribution to the Fund as a result of the imposition of entity-level tax on such REIT subsidiary. In addition, distributions to the Fund would no longer qualify for the dividends paid deduction, and such REIT subsidiary would no longer be required to make distributions. If this occurs, such REIT subsidiary might be required to borrow funds or liquidate some investments in order to pay the applicable tax.
To obtain the favorable tax treatment afforded to REITs under the Code, among other things, such REIT subsidiary generally will be required each year to distribute to its shareholders at least 90% of its REIT taxable income determined without regard to the dividends-paid deduction and excluding net capital gain. To the extent that it does not distribute all of its net capital gains, or distributes at least 90%, but less than 100%, of its REIT taxable income, as adjusted, it will have to pay an entity-level tax on amounts retained. Furthermore, if it fails to distribute during each calendar year at least the sum of (a) 85% of its ordinary income for that year, (b) 95% of its capital gain net income for that year, and (c) any undistributed taxable income from prior periods, it would have to pay a 4% nondeductible U.S. federal excise tax on the excess of the amounts required to be distributed over the sum of (x) the amounts that it actually distributed or has been deemed to have distributed and (y) the amounts it retained and upon which it paid income tax at the entity level. These requirements could cause it to distribute amounts that otherwise would be spent on investments in real estate assets, and it is possible that a REIT subsidiary might be required to borrow funds, possibly at unfavorable rates, or sell assets to fund the required distributions. The Fund will hold all of the common shares of any REIT subsidiary. In order to satisfy the Code’s 100-shareholder requirement, certain persons unaffiliated with the Advisers will purchase non-voting preferred shares of any REIT subsidiary. Such non-voting preferred shares are expected to have a nominal value.
In order to qualify as a REIT, not more than 50% of the value of each REIT subsidiary’s shares may be owned, directly or indirectly, through the application of certain attribution rules under the Code, by any five or fewer individuals, as defined in the Code to include specified entities, during the last half of any taxable year other than a REIT subsidiary’s first taxable year (the “50% Test”). For purposes of the 50% Test, each REIT subsidiary will “look through” to the beneficial owners of the Common Shares. Accordingly, if five or fewer individuals or certain specified entities during the last half of any calendar year own, directly or indirectly, more than 50% of a REIT subsidiary’s shares through the Fund, then such REIT subsidiary’s qualification as a REIT could be jeopardized. The CIM Sub-Adviser intends to monitor all purchases and transfers of each REIT subsidiary’s shares and the Common Shares by regularly reviewing, among other things, ownership filings required by the U.S. federal securities laws to monitor the beneficial ownership of each REIT subsidiary’s shares to ensure that each REIT subsidiary will meet and will continue to meet the 50% Test. However, the CIM Sub-Adviser may not have the information necessary for it to ascertain with certainty whether or not a REIT subsidiary satisfies the 50% test and may not be able to prevent each REIT subsidiary from failing the 50% Test. If a REIT subsidiary fails to satisfy the requirements related to the ownership of its outstanding capital stock, such REIT subsidiary would fail to qualify as a REIT and such REIT subsidiary would be required to pay U.S. federal income tax on its taxable income, and distributions to its shareholders would not be deductible by it in determining its taxable Income.
Additionally, in order to qualify as a REIT, each REIT subsidiary must meet the additional requirements described under “Certain U.S. Federal Tax Considerations – Requirements for Qualification as a REIT” relating to its organization, sources of income and nature of assets. The Fund intends to structure and operate any REIT subsidiary and conduct its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is complex, and it is possible that the IRS may interpret or apply those requirements in a manner that jeopardizes the ability of a REIT subsidiary to satisfy all of the requirements for qualification as a REIT or that the REIT subsidiary may be unable to satisfy all of the applicable requirements.

Risks Related to the Fund’s Credit and Credit-Related Investments
Middle-Market Lending Risk
Middle-Market investments involve a number of significant risks. Generally, little public information exists about these companies, and the Fund relies on the ability of the OFS Sub-Adviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and may lose money on its investments. Middle-Market companies may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees the Fund has obtained in connection with its investment. Such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.
Middle-Market companies are more likely to be considered lower grade investments, commonly called “junk bonds,” which are either rated below investment grade by one or more nationally-recognized statistical rating agencies at the time of investment, or may be unrated but determined by the OFS Sub-Adviser to be of comparable quality. On average, the debt in which the Fund may invest has contractual maturities between four and six years, and typically is not rated by any rating agency. The OFS Sub-Adviser believes, however, that if such investments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s Investors Service, lower than “BBB-” by Fitch Ratings or lower than “BBB-” by Standard & Poor’s). The Fund may invest without limit in debt of any rating, as well as debt that has not been rated by any nationally recognized statistical rating organization.
Lower grade securities or comparable unrated securities are considered predominantly speculative regarding the issuer’s ability to pay interest and principal, and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for lower grade debt tend to be very volatile and are less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: increased price sensitivity to a deteriorating economic environment; greater risk of loss due to default or declining credit quality; adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and if a negative perception of the lower grade debt market develops, the price and liquidity of lower grade securities may be depressed. This negative perception could last for a significant period of time.
Additionally, Middle-Market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s portfolio company and, in turn, on the Fund. Middle-Market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. In addition, the Fund’s executive officers, directors and the OFS Sub-Adviser may, in the ordinary course of business, be named as defendants in litigation arising from its investments in the portfolio companies.
Loan Origination Risk
The Fund may seek to originate loans which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans or similar investments. The Fund will be subject to the credit risk of borrowers of the loans it originates. See “Middle-Market Lending Risk”. The Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that the Fund will complete the sale of such an investment. If the Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments being over-concentrated in certain borrowers. The Fund will be responsible for any expenses associated with originating a loan and not covered by the borrower (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and holders of the Common Shares.
Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund engages in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund may be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its investments.
In addition, the portfolios of certain loans that the Fund may originate may be “covenant-lite” loans. The Fund uses the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund originates “covenant-lite” loans, the Fund may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Second Lien Loans Risk
Second lien loans generally are subject to the same risks associated with investments in senior secured loans. Because second lien loans and unsecured loans are lower in priority of payment to senior secured loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans are expected to have greater price volatility than senior secured loans and may be less liquid.
Equity Investment Risk
The Fund may purchase common stock, preferred stock and warrants in various portfolio companies, typically in connection with debt investments in the same portfolio companies. Although equity securities historically have generated higher average total returns than debt securities over the long term, equity securities may experience more volatility in those returns than debt securities. The equity securities the Fund acquires may fail to appreciate, decline in value or lose all value, and the Fund’s ability to recover its investment will depend on its portfolio company’s success. Investments in equity securities involve a number of significant risks, including the risk of further dilution in the event the portfolio company issues additional securities. Investments in preferred securities involve special risks, such as the risk of deferred distributions, illiquidity and limited voting rights.
Broadly Syndicated Loans Risk
The Broadly Syndicated Loans in which the Fund invests are primarily rated below investment grade, but some Broadly Syndicated Loans may be unrated and of comparable credit quality. As a result, the risks associated with such Broadly Syndicated Loans are generally similar to the risks of other below investment grade fixed income instruments, although Broadly Syndicated Loans are senior and typically secured in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in below investment grade Broadly Syndicated Loans are considered speculative because of the credit risk of the borrowers. Such borrowers are more likely than investment grade borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income dividends. An economic downturn would generally lead to a higher non-payment rate, and a Broadly Syndicated Loan may lose significant fair value before a default occurs. Moreover, any specific collateral used to secure a Broadly Syndicated Loan may decline in value or become illiquid, which would adversely affect the Broadly Syndicated Loan’s value. Broadly Syndicated Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.
Broadly Syndicated Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a Broadly Syndicated Loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a Broadly Syndicated Loan. The collateral securing a Broadly Syndicated Loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a borrower. Some Broadly Syndicated Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Broadly Syndicated Loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of Broadly Syndicated Loans including, in certain circumstances, invalidating such Broadly Syndicated Loans or causing interest previously paid to be refunded to the borrower. Additionally, a Broadly Syndicated Loan may be “primed” in bankruptcy, which reduces the ability of the holders of the Broadly Syndicated Loan to recover on the collateral. Priming takes place when a debtor in bankruptcy is allowed to incur additional indebtedness by the bankruptcy court and such indebtedness has a senior or pari passu lien with the debtor’s existing secured indebtedness, such as existing Broadly Syndicated Loans or secured corporate bonds.
In addition, some of the Broadly Syndicated Loans in which the Fund may invest may be “covenant-lite” loans. The Fund uses the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, it may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
There may be less readily available information about most Broadly Syndicated Loans and the borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”), or registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Broadly Syndicated Loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and in addition are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the OFS Sub-Adviser will rely most often on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the OFS Sub-Adviser.
The OFS Sub-Adviser has observed that borrowers and transaction sponsors have more frequently utilized EBITDA add-backs to demonstrate run-rate profitability and, in some cases, to maintain compliance with leverage covenants. EBITDA add-backs involve a borrower or transaction sponsor adding certain expenses back to EBITDA based on assumptions regarding the anticipated effect of a transaction. In certain cases, borrowers may be permitted flexibility to add-back a variety of expenses to EBITDA, allowing the borrower to increase leverage under restrictive covenants. Additionally, borrowers may be permitted to designate unrestricted subsidiaries under the terms of their financing agreements, which would exclude such unrestricted subsidiaries from restrictive covenants under the financing agreement with the borrower. Without restriction under the financing agreement, the borrower could take various actions with respect to the unrestricted subsidiary including, among other things, incur debt, grant security on its assets, sell assets, pay dividends or distribute shares of the unrestricted subsidiary to the borrower’s shareholders. Any of these actions could increase the amount of leverage that the borrower is able to incur and increase the risk involved in our Broadly Syndicated Loans accordingly.
The secondary trading market for Broadly Syndicated Loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain Broadly Syndicated Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Broadly Syndicated Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Broadly Syndicated Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Broadly Syndicated Loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the Fund’s NAV. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in share prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Broadly Syndicated Loans and other debt obligations, impairing the Fund’s NAV.
Broadly Syndicated Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Broadly Syndicated Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Broadly Syndicated Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinions of the Advisers, do not represent fair value. If the Fund attempts to sell a Broadly Syndicated Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Broadly Syndicated Loan may be adversely affected.
The Fund will acquire Broadly Syndicated Loans through assignments and through participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, (i) the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation; and (ii) both the borrower and the institution selling the participation will be considered issuers for purposes of the Fund’s investment restriction concerning industry concentration. Further, in purchasing participations in lending syndicates, the Fund may be more limited than it otherwise would be in its ability to conduct due diligence on the borrower. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the Broadly Syndicated Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the Broadly Syndicated Loan.
Distressed Credit Investments Risk
The Fund’s investments in distressed credit investments have significant risk of loss, and the Fund’s efforts to protect its distressed credit investments may involve large costs and may not be successful. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the distressed credit investments in which the Fund invests will eventually be satisfied (e.g., through liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed credit securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or plan of reorganization is adopted with respect to distressed credit investments the Fund holds, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. If the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed credit securities, the Fund may be restricted from disposing of such securities.
The Fund may hold the debt securities and loans of companies that are more likely to experience bankruptcy or similar financial distress, such as companies that are thinly capitalized, employ a high degree of financial leverage, are in highly competitive or risky businesses, are in a start-up phase, or are experiencing losses. The bankruptcy process has a number of significant inherent risks. Many events in a bankruptcy proceeding are the product of contested matters and adversarial proceedings and are beyond the control of the creditors. A bankruptcy filing by a company whose debt the Fund has purchased may adversely and permanently affect such company. If the proceeding results in liquidation, the liquidation value of the company may have deteriorated significantly from what the Fund believed to be the case at the time of the Fund’s initial investment. The duration of a bankruptcy proceeding is also difficult to predict, and a creditor’s return on investment can be adversely affected by delays until a plan of reorganization or liquidation ultimately becomes effective. The administrative costs in connection with a bankruptcy proceeding are frequently high and would be paid out of the debtor’s estate prior to any return to creditors. Because the standards for classification of claims under bankruptcy law are vague, the Fund’s influence with respect to the class of securities or other obligations it owns may be lost by increases in the number and amount of claims in the same class or by different classification and treatment. In the early stages of the bankruptcy process, it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. In addition, certain claims that have priority by law (for example, claims for taxes) may be substantial, eroding the value of any recovery by holders of other securities of the bankrupt entity.
A bankruptcy court may also re-characterize the Fund’s debt investment as equity, and subordinate all or a portion of the Fund’s claim to that of other creditors. This could occur even if the Fund’s investment had initially been structured as senior debt.
Below Investment Grade, or High Yield, Instruments Risk
The Fund anticipates that substantially all of the credit and credit-related instruments in which it makes investments will be instruments that are rated below investment grade or are unrated. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.
Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, the Fund may have difficulty disposing of certain high-yield investments because there may be a limited trading market (or no trading market) for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.
Covenant Breach Risk
A borrower may fail to satisfy financial or operating covenants imposed by the Fund or other lenders, which could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize such company’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting company.
Prepayment Risk
During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For corporate bonds, such payments often occur during periods of declining interest rates, which may require the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and dividends to shareholders. This is known as prepayment or “call” risk. Broadly Syndicated Loans are subject to prepayment risk and typically do not have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than the stated principal amount) only if certain prescribed conditions are met). The degree to which borrowers prepay Broadly Syndicated Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Broadly Syndicated Loan investors, among others. For these reasons, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the outstanding debt from which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.
Additionally, although the OFS Sub-Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. The need to satisfy the CLO’s covenants and identify acceptable assets may require the CLO collateral manager to purchase substitute assets at a lower yield than those initially acquired or require that the sale proceeds be maintained temporarily in cash. Either such action by the CLO collateral manager may reduce the yield that the CLO collateral manager is able to achieve. A CLO’s investment tests may incentivize a CLO collateral manager to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce the Fund’s return on investment and may have a negative effect on the fair value of its assets and the market value of its securities.
In addition, the reinvestment period for a CLO may terminate early, which may cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. There can be no assurance that the CLO collateral managers will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce the Fund’s net investment income and the fair value of that asset.
Counterparty Risk
The Fund may be exposed to counterparty risk in addition to credit risks associated with its lending activities. The Fund expects to conduct transactions with counterparties in the financial services industry. Many of the routine transactions the Fund enters into expose the Fund to significant credit risk in the event of default by one of its counterparties.
In the event of bankruptcy of a portfolio company, the Fund may not have full recourse to its assets in order to satisfy its loan, or its loan may be subject to equitable subordination. In addition, certain of the Fund’s loans may be subordinate to other debt of the portfolio company. If a portfolio company defaults on the Fund’s loan or on debt senior to the Fund’s loan, or in the event of a portfolio company bankruptcy, the Fund’s loan will be satisfied only after the senior debt receives payment. Where debt senior to the Fund’s loan exists, the presence of inter-creditor arrangements may limit the Fund’s ability to amend its loan documents, assign its loans, accept prepayments, exercise remedies (through “standstill” periods) and control decisions made in bankruptcy proceedings relating to the portfolio company. Bankruptcy and portfolio company litigation can significantly increase collection losses and the time needed for the Fund to acquire the underlying collateral in the event of a default, during which time the collateral may decline in value, causing the Fund to suffer losses.
Borrowers of Broadly Syndicated Loans may be permitted to designate unrestricted subsidiaries under the terms of their financing agreements, which would exclude such unrestricted subsidiaries from restrictive covenants under the financing agreement with the borrower. Without restriction under the financing agreement, the borrower could take various actions with respect to the unrestricted subsidiary including, among other things, incur debt, grant security on its assets, sell assets, pay dividends or distribute shares of the unrestricted subsidiary to the borrower’s shareholders. Any of these actions could increase the amount of leverage that the borrower is able to incur and increase the risk involved in the Fund’s investments in Broadly Syndicated Loans accordingly.
If the value of collateral underlying the Fund’s loan declines or interest rates increase during the term of the Fund’s loan, a portfolio company may not be able to obtain the necessary funds to repay the Fund’s loan at maturity through refinancing. Decreasing collateral value and/or increasing interest rates may hinder a portfolio company’s ability to refinance the Fund’s loan because the underlying collateral cannot satisfy the debt service coverage requirements necessary to obtain new financing. If a borrower is unable to repay the Fund’s loan at maturity, the Fund could suffer a loss which may adversely impact its financial performance.
Valuation Risk
The Fund continuously offers its shares at NAV on a daily basis. However, certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Board has designated the Adviser as the “Valuation Designee.” Where possible, the Adviser utilizes independent pricing services to value certain portfolio instruments at their market value. If the pricing services are unable to provide a market value or if a significant event occurs such that the valuation(s) provided are deemed unreliable, the Adviser may value portfolio instrument(s) at their fair value, which is generally the amount an owner might reasonably expect to receive upon a current sale. Valuation risks associated with the Fund’s investments include, but are not limited to: a limited number of market participants compared to publicly traded investment grade securities, a lack of publicly available information about some borrowers, resale restrictions, settlement delays, corporate actions and adverse market conditions that may make it difficult to value or sell such instruments.
A large percentage of the Fund’s portfolio investments will not be publicly traded. The fair value of investments that are not publicly traded may not be readily determinable. The Adviser values these investments at fair value in good faith pursuant to Rule 2a-5. The types of factors that may be considered in valuing the Fund’s investments include the enterprise value of the portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flows, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to similar publicly traded securities, changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Adviser considers the pricing indicated by the external event to corroborate the Fund’s valuation. Because such valuations, and particularly valuations of private investments and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Adviser’s determinations of fair value may differ materially from the values that would have been used if a ready market for these investments existed and may differ materially from the values that the Fund may ultimately realize. The Fund’s NAV per each class of Common Shares could be adversely affected if the Adviser’s determinations regarding the fair value of these investments are higher than the values that the Fund realizes upon disposition of such investments.
Additionally, the Adviser’s participation in the Fund’s valuation process could result in a conflict of interest since the Adviser’s management fee is based on our net assets.
Liquidity Risk
The Fund may invest without limitation in securities that, at the time of investment, are illiquid (determined using the SEC’s standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in securities subject to restrictions on resale. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. The illiquidity of these investments may make it difficult for the Fund to sell such investments if the need arises. In addition, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded these investments.
Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. Each Sub-Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period.
Some loans and other instruments are not readily marketable and may be subject to restrictions on resale. Loans and other instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and other instruments in which the Fund will invest. Where a secondary market exists, the market for some loans and other instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Credit Risk
Credit risk is the risk that one or more loans or other floating rate instruments in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. While a senior position in the capital structure of a borrower or issuer may provide some protection with respect to the Fund’s investments in certain loans, losses may still occur because the fair value of loans is affected by the creditworthiness of borrowers or issuers and by general economic and specific industry conditions and the Fund’s other investments will often be subordinate to other debt in the issuer’s capital structure. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default.
Interest Rate Risk
Since the Fund may incur leverage to make investments, the Fund’s net investment income depends, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In a rising interest rate environment, any leverage that the Fund incurs may bear a higher interest rate than may currently be available. There may not, however, be a corresponding increase in the Fund’s investment income. Any reduction in the rate of return on new investments relative to the rate of return on current investments, and any reduction in the rate of return on current investments, could adversely impact the Fund’s net investment income, reducing its ability to service the interest obligations on, and to repay the principal of, its indebtedness.
The fixed-income instruments that the Fund may invest in are subject to the risk that fair values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the fair value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for loans or other floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV.
A general increase in interest rates may have the effect of making it easier for the Adviser and Sub-Advisers to receive incentive fees, without necessarily resulting in an increase in our net earnings. Given the structure of our Investment Advisory Agreement with the Adviser, any general increase in interest rates will likely have the effect of making it easier for the Adviser to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of the Adviser. In a rising interest rate environment, this risk may increase as interest rates continue to rise. In addition, in view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser and Sub-Advisers could potentially receive a significant portion of the increase in our investment income attributable to such a general increase in interest rates. If that were to occur, our increase in net earnings, if any, would likely be significantly smaller than the relative increase in the Adviser’s income incentive fee resulting from such a general increase in interest rates.
Conversely, in a period of declining interest rates, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund could have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuations) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, we would expect reinvestment of the prepayment proceeds by the Fund to generally be at lower rates of return than the return on the assets that were prepaid.
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to stockholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Floating Rate Floor Risk. Because CLOs generally issue debt on a floating rate basis, an increase in SOFR will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have reference rate floors such that, when the floating rate is below the stated floor, the stated floating rate floor (rather than SOFR itself) is used to determine the interest payable under the loans. Therefore, if SOFR increases but stays below the average floating rate floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to equity holders of a CLO. In addition, there may be disputes between market participants regarding the interpretation and enforceability of provisions in our SOFR-based CLO investments (or lack or such provisions) related to the economic floors in such investments.
Floating Rate Mismatch. Many underlying corporate borrowers can elect to pay interest based on 1-month SOFR, 3-month SOFR and/or other rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month SOFR plus a spread. There may be a mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches, which may negatively impact the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations.
Given the structure of the incentive fee payable to the Adviser, a general increase in interest rates will likely have the effect of making it easier for the Adviser to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of the Adviser.
CLO Risks
Investing in senior secured loans indirectly through CLO securities involves particular risks. We are exposed to underlying senior secured loans and other credit investments through investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Loans may become nonperforming or impaired for a variety of reasons. Such nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail, among other things, a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty. Additionally, under certain circumstances, the equity owners of the borrowers in which CLOs invest may recoup their investments in the borrower, through a dividend recapitalization, before the borrower makes payments to the lender. For these reasons, an investor in a CLO may experience a reduced equity cushion or diminution of value in any debt investment, which may ultimately result in the CLO investor experiencing a loss on its investment before the equity owner of a borrower experiences a loss.
In addition, the portfolios of certain CLOs in which we invest may contain middle-market loans. Loans to middle-market companies may carry more inherent risks than loans to larger, publicly traded entities. Middle-market companies may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of our realizing any guarantees we may have obtained in connection with our investment. Such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. Additionally, middle-market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on us. Middle-market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Accordingly, loans made to middle-market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle-market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle-market loans in any CLO in which we may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle-market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
In addition, the portfolios of certain CLOs in which the Fund may invest may contain “covenant-lite” loans. The Fund uses the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund is exposed to “covenant-lite” loans, the Fund may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
Our investments in CLO securities and other structured finance securities involve certain risks. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. We and other investors in CLO and other structured finance securities ultimately bear the credit risk of the underlying collateral. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above considerations, CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including equity and subordinated debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) our investments in CLO equity and subordinated debt tranches will likely be subordinate in right of payment to other more senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we may invest, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs we may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.
Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default. We invest in subordinated notes issued by a CLO that comprise the equity tranche, which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. Subordinated notes are subject to greater risk than the secured notes issued by the CLO. CLOs are typically highly levered, utilizing up to approximately 9-13 times leverage, and therefore subordinated notes are subject to a risk of total loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet our expectations. In addition, CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs. See “Certain U.S. Federal Tax Considerations—Taxation as a Regulated Investment Company.”
CLOs generally may make payments on subordinated notes only to the extent permitted by the payment priority provisions of an indenture governing the notes issued by the CLO. CLO indentures generally provide that principal payments on subordinated notes may not be made on any payment date unless all amounts owing under secured notes are paid in full. In addition, if a CLO does not meet the asset coverage tests or the interest coverage test set forth in the indenture governing the notes issued by the CLO, cash would be diverted from the subordinated notes to first pay the secured notes in amounts sufficient to cause such tests to be satisfied.
The subordinated notes are unsecured and rank behind all of the secured creditors, known or unknown, of the issuer, including the holders of the secured notes it has issued. Relatively small numbers of defaults of instruments underlying CLOs in which we hold subordinated notes may adversely impact our returns. The leveraged nature of subordinated notes is likely to magnify the adverse impact on the subordinated notes of changes in the market value of the investments held by the issuer, changes in the distributions on those investments, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and availability, prices and interest rates of those investments.
CLO subordinated notes do not have a fixed coupon and payments on CLO subordinated notes will be based on the income received from the underlying collateral and the payments made to the secured notes, both of which may be based on floating rates. While the payments on CLO subordinated notes will vary, CLO subordinated notes may not offer the same level of protection against changes in interest rates as other floating rate instruments. An increase in interest rates would materially increase the financing costs of CLOs. Since underlying instruments held by a CLO may have SOFR floors, there may not be corresponding increases in investment income to the CLO (if SOFR increases but stays below the SOFR floor rate of such instruments) resulting in smaller distribution payments on CLO subordinated notes.
Subordinated notes are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for subordinated notes. At times, there may be no market for subordinated notes, and we may not be able to sell or otherwise transfer subordinated notes at their fair value, or at all, in the event that it determines to sell them. Investments in CLO subordinated notes may have complicated accounting and tax implications.
Our investments in the primary CLO market involve certain additional risks. Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than the face value of their investment.
We are subject to risks associated with loan accumulation facilities. We invest capital in loan accumulation facilities, which are short- to medium-term facilities often provided by the bank that will serve as the placement agent or arranger on a CLO transaction and which acquire loans on an interim basis that are expected to form part of the portfolio of such future CLO. Investments in loan accumulation facilities have risks that are similar to those applicable to investments in CLOs as described in this Prospectus. In addition, there is also mark-to-market risk in some loan accumulation facilities, and there typically will be no assurance that the future CLO will be consummated or that the loans held in such a facility are eligible for purchase by the CLO. Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks. Loan accumulation facilities typically incur leverage from three to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
CLO investments involve complex documentation and accounting considerations. CLOs and other structured finance securities in which we expect to invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments. For example, some documents governing the loans underlying our CLO investments may allow for “priming transactions,” in connection with which majority lenders or debtors can amend loan documents to the detriment of other lenders, amend loan documents in order to move collateral, or amend documents in order to facilitate capital outflow to other parties/subsidiaries in a capital structure, any of which may adversely affect the rights and security priority of the CLOs in which we are invested.
The accounting and tax implications of the CLO investments that we intend to make are complicated and involve assumptions based on management’s judgment. In particular, reported earnings from CLO equity securities under U.S. generally accepted accounting principles, or “GAAP,” are recognized as an effective yield calculated from estimated total cash flows from the CLO investments over the expected holding periods of the investments, which can be as long as six to seven years. These estimated cash flows require assumptions regarding future transactions and events within the CLO entities concerning their portfolios and will be based upon the best information under the circumstances and may require significant management judgment or estimation. The principal assumptions included in these estimates include, but are not limited to, prepayment rates, interest rate margins on reinvestments, default rates, loss on default, and default recovery period within the CLO entities. If any of these assumptions prove to be inaccurate, the estimated cash flows could also be inaccurate.
GAAP earnings are based on the effective yields derived from cash flows from the CLO securities without regard to timing of income recognition for tax purposes, which may cause our GAAP earnings to diverge from our investment company taxable income and may result in the characterization of a non-taxable (i.e., return of capital) distribution from CLO investments as interest income in our financial statements. Conversely, events within the CLO, such as gains from restructuring or the prepayment of the underlying loans-which may not impact CLO cash flows, can result in taxable income without similar income recognized for GAAP earnings. These differences between accounting treatment and tax treatment of income from these investments may resolve gradually over time or may resolve through recognition of a capital gain or loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity. Additionally, under certain circumstances, we may be required to take into account income from CLO investments for tax purposes no later than such income is taken into account for GAAP purposes, which may accelerate our recognition of taxable income.
Current taxable earnings on these investments will generally not be determinable until after the end of the tax year of each individual CLO that ends within our fiscal year and the CLO sponsor provides its tax reporting to us, even though the investments will generate cash flow throughout our fiscal year. Since our income tax reporting to stockholders is on a calendar year basis, we will be required to estimate taxable earnings from these investments from September 30th, the end of our fiscal year, through December 31st. Effective execution of our distribution policy will require us to estimate taxable earnings from these investments and pay distributions to our stockholders based on these estimates. If our estimates of taxable earnings are greater than actual taxable earnings from these investments determined as of the end of the calendar year, a portion of the distributions paid during that year may be characterized as a return of capital. If our estimates of taxable earnings are lower than actual taxable earnings as of the end of the calendar year, we may incur excise taxes and/or have difficulties maintaining our tax treatment as a RIC. See “Risks Relating to the Fund’s RIC Status.”
Risks Related to Market Size. Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
Risks Related to the Risk Retention Rules
The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom law to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
Section 941 of the Dodd-Frank Act added a provision to the Exchange Act, as amended, requiring the seller, sponsor or securitizer of a securitization vehicle to retain no less than five percent of the credit risk in assets it sells into a securitization and prohibiting such securitizer from directly or indirectly hedging or otherwise transferring the retained credit risk. The responsible federal agencies adopted final rules implementing these restrictions on October 22, 2014. The risk retention rules became effective with respect to CLOs two years after publication in the Federal Register. Under the final rules, the asset manager of a CLO is considered the sponsor of a securitization vehicle and is required to retain five percent of the credit risk in the CLO, which may be retained horizontally in the equity tranche of the CLO or vertically as a five percent interest in each tranche of the securities issued by the CLO. Although the final rules contain an exemption from such requirements for the asset manager of a CLO if, among other things, the originator or lead arranger of all of the loans acquired by the CLO retain such risk at the asset level and, at origination of such asset, takes a loan tranche of at least 20% of the aggregate principal balance, it is possible that the originators and lead arrangers of loans in this market will not agree to assume this risk or provide such retention at origination of the asset in a manner that would provide meaningful relief from the risk retention requirements for CLO managers.
Collateral managers of “open market CLOs” are no longer required to comply with the U.S. risk retention rules at this time. On February 9, 2018, a three-judge panel (the “Panel”) of the United States Court of Appeals for the D.C. Circuit (the “Appellate Court”) ruled in favor of an appeal by the Loan Syndications and Trading Association (the “LSTA”) against the SEC and the Board of Governors of the Federal Reserve System (the “Applicable Governmental Agencies”) that managers of so-called “open market CLOs” are not “securitizers” under Section 941 of the Dodd-Frank Act and, therefore, are not subject to the requirements of the U.S. risk retention rules (the “Appellate Court Ruling”). The LSTA was appealing from a judgment entered by the United States District Court for the District of Columbia (the “D.C. District Court”), which granted summary judgment in favor of the SEC and Federal Reserve and against the LSTA with respect to its challenges. On April 5, 2018, the D.C. District Court entered an order implementing the Appellate Court Ruling and thereby vacated the U.S. risk retention rules insofar as they apply to CLO managers of “open market CLOs”.
As such, collateral managers of open market CLOs are no longer required to comply with the U.S. risk retention rules at this time. It is possible that some collateral managers of open market CLOs will decide to dispose of the notes constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise permitted by the U.S. risk retention rules. As a result of this decision, certain CLO managers of “open market CLOs” will no longer be required to comply with the U.S. risk retention rules solely because of their roles as managers of “open market CLOs”, and there may be no “sponsor” of such securitization transactions and no party may be required to acquire and retain an economic interest in the credit risk of the securitized assets of such transactions.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the U.S. risk retention rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the U.S. risk retention rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the U.S. risk retention rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the U.S. risk retention rules and other factors.
In the European Union and the United Kingdom, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation EU 2017/2402 of the European Parliament and the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization including any implementing regulation, technical standards and official guidance related thereto, as may be amended, varied or substituted from time to time (the “EU Securitization Regulation”) became effective on January 17, 2018 and applies to all new securitizations issued on or after January 1, 2019. The EU Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to European credit institutions, institutions for occupational retirement provision, investment firms, insurance and reinsurance companies, alternative investment fund managers that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC and the management companies thereof and, subject to some exceptions, institutions for occupational pension provision (IORPs), each as set out in the EU Securitization Regulation (such investors, “EU Affected Investors”). Such EU Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the EU Securitization Regulation.
The securitization framework in the UK is currently set out in: (i) the Securitisation Regulations 2024 (SI 2024/102) (the “SR 2024”) made by the UK Treasury, (ii) the Securitisation Sourcebook of the Financial Conduct Authority Handbook (the “FCASR”) published by the UK Financial Conduct Authority (the “FCA”), (iii) the Securitisation Part of the Prudential Regulation Authority Rulebook (the “PRASR”) published by the UK Prudential Regulation Authority (the “PRA”), and (iv) those provisions of the Financial Services and Markets Act 2000 (the “FSMA”) conferring power on the UK Treasury, the FCA and the PRA to make, respectively, the SR 2024, the rules in the FCASR and the rules in the PRASR, and those provisions of the FSMA referred to in, as applicable, the SR 2024, the FCASR and the PRASR, in the case of each of paragraphs (i) to (iv) (inclusive), as amended, supplemented or replaced from time to time (together, the “UK Securitization Framework” and, together with the EU Securitization Regulation, the “Securitization Regulations”).
The UK Securitization Framework applies to insurance undertakings and reinsurance undertakings as defined in the FSMA, the trustee or managers of, occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes, alternative investment fund managers as defined in the Alternative Investment Fund Managers Regulations 2013 which market or manage alternative investment funds in the UK (and additionally, small registered UK alternative investment fund managers as defined in the UK Alternative Investment Fund Managers Regulations 2013), UCITS (as defined in the FSMA), which are authorized open ended investment companies as defined in the FSMA, and management companies as defined in the FSMA, Financial Conduct Authority firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA subject to amendments made by the Capital Requirements (Amendment) (EU Exit) Regulations 2018 (SI 2018/1401) and as amended (the “UK CRR”), CRR firms as defined in the UK CRR and certain consolidated affiliates of such UK CRR firms (such investors and each relevant affiliate, “UK Affected Investors” and together with EU Affected Investors, the “Affected Investors”). UK Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the UK Securitization Framework. The Securitization Regulations restrict Affected Investors from investing in securitizations unless, among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures; (ii) the risk retention is disclosed to the investor in accordance with the applicable Securitization Regulation and (iii) certain information and/or reports (which in the case of EU Affected Investors must fully comply with the EU Securitization Regulation transparency requirements); and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the Securitization Regulations and risk retention requirements that applied prior to the enactment of the Securitization Regulations, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that Affected Investors can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of EEA/UK regulated institutional investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, regulatory guidance, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.

Lender Liability Risk
A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.
In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”
Because affiliates of, or persons related to, the Advisers may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.
Leverage Risk
The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time of incurrence of indebtedness. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Under current market conditions, the Fund intends to utilize leverage principally through (i) Borrowings in an aggregate amount of up to 33 1/3% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such Borrowings) immediately after such Borrowings or (ii) the issuance of preferred shares in an aggregate amount of up to 50% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such issuance) immediately after such issuance. Leverage may result in greater volatility of the NAV and distributions on the Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from are borne entirely by shareholders. Common Share income may fluctuate if the interest rate on Borrowings changes. In addition, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to shareholders will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to shareholders than if the Fund were not so leveraged. In addition, the costs associated with the Fund’s incurrence and maintenance of leverage could increase over time. There can be no assurance that the Fund’s leveraging strategy will be successful.
Any decline in the NAV of the Fund will be borne entirely by shareholders. Therefore, if the fair value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to shareholders than if the Fund were not leveraged.
Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.
Currently, the Fund has an unsecured credit facility with a bank in place under which the Fund can borrow up to $70.0 million, subject to a borrowing base calculation. Subject to the satisfaction of certain conditions and the borrowing base calculation, the Fund can increase the amount that it may borrow under the unsecured credit facility to $100.0 million. Outstanding advances under the unsecured credit facility bear interest at the rate of SOFR plus 4.00%. The Fund also pays a quarterly facility fee of 0.125% of the commitment under the unsecured credit facility. The unsecured credit facility contains certain customary covenants, including a maximum debt to asset value ratio covenant and a minimum liquidity requirement. The unsecured credit facility matures in December 2026, provided that the Fund may elect to extend the maturity date for two periods of 12 months each, in each instance upon satisfaction of certain conditions. As of January 16, 2026, $35.0 million was outstanding under the unsecured credit facility at a weighted average interest rate of 7.69%.
The Fund has a Reverse Repo Facility with JP Morgan, which provides for financing primarily through JP Morgan’s purchase of certain assets from the Fund and an agreement by the Fund to repurchase such assets back at an agreed-upon future date and price. In the event of the Fund’s default of the obligation to repurchase, JP Morgan has the right to liquidate the assets and apply the proceeds in satisfaction of the Fund’s obligation to repurchase. The Reverse Repo Facility carries a rolling term which is reset monthly and advances thereunder may be made based on one-month Term SOFR plus a spread designated by JP Morgan, which as of January 16, 2026, ranged from 0.65% to 1.40%. As of January 16, 2026, the Fund had 20 CMBS and 17 CLO Debt investments with an aggregate fair value of $114.2 million financed with $87.0 million in borrowings under the Reverse Repo Facility at a weighted average interest rate of 4.89%. The average outstanding balance under the Reverse Repo Facility from October 1, 2025 to January 16, 2026, was $65.3 million. See “Risks—Reverse Repurchase Agreements Risk.”
The following table illustrates the effect of the unsecured credit facility and the Reverse Repo Facility on returns from an investment in Common Shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on the Fund’s Portfolio (Net of Expenses)	(10)%	(5)%	—%	5%	10%
Corresponding return to common shareholders (1)	(18.84)%	(10.91)%	(2.99)%	4.93%	12.86%
(1) The hypothetical return to common shareholders is calculated by multiplying the Fund’s total assets as of January 16, 2026 by the assumed rates of return and subtracting all interest on the Fund’s unsecured credit facility and Reverse Repo Facility expected to be paid during the twelve months following January 16, 2026, and then dividing the resulting difference by our total net assets attributable to common stock as of January 16, 2026. Based on $377.1 million in total assets, $238.0 million in net assets and $122.0 million outstanding under the unsecured credit facility and Reverse Repo Facility at a weighted average interest rate of 5.71% as of January 16, 2026. Based on an outstanding indebtedness of $122.0 million as of January 16, 2026 and the weighted average interest rate of 5.71% as of that date, our investment portfolio at fair value would have had to produce an annual return of approximately 2.05% to cover annual interest payments on the outstanding debt.
As of January 16, 2026, the Fund had two wholly-owned properties with outstanding mortgage notes: one bearing a floating interest rate of SOFR plus 3.50% with an outstanding principal balance and fair value of $28.5 million maturing on December 12, 2026, and one bearing a fixed interest rate of 5.06% with an outstanding principal balance and fair value of $18.7 million maturing on January 1, 2031. In addition, as of January 16, 2026, the Fund had certain co-investments in real assets that had mortgage notes outstanding. As of January 16, 2026, the Fund’s share of the mortgage notes outstanding related to these co-investments had a carrying value of $48.9 million with a fair value of $48.4 million.
If cash flow is insufficient to pay principal and interest on borrowings, a default could occur, ultimately resulting in foreclosure of any security instrument securing the debt and a complete loss of the investment, which could result in losses to the Fund.
In addition, the Fund has entered into a TRS through a wholly-owned subsidiary. A TRS is a specific type of swap contract in which one party agrees to make periodic payments to another party based on the return of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS is typically used to obtain exposure to a basket of securities or loans or market without owning or taking physical custody of such securities or loans or investing directly in such market. The TRS effectively adds leverage to our portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. See “Risks—Total Return Swap Risk.”
In addition to any indebtedness incurred by the Fund, the Fund also utilizes leverage by mortgaging certain properties held by the Fund’s subsidiaries (including the REIT Subsidiary) or by acquiring properties with existing debt. Any such leverage relating to properties that are primarily controlled by the Fund will be consolidated with any leverage incurred directly by the Fund and subject to the 1940 Act’s limitations on leverage, which allows for borrowings in an aggregate amount of up to 33 1/3% of the Fund’s total assets.
Reverse Repurchase Agreements Risk
The Fund uses reverse repurchase agreements, which involve many of the same risks involved in the Fund’s use of leverage, as the proceeds from the reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments. Any use by the Fund of reverse repurchase agreements will be subject to Rule 18f-4.
Total Return Swap Risk
The Fund has entered into a TRS, and may enter into additional TRS agreements that expose the Fund to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage, as well as a risk of imperfect correlation between the value of the TRS and the assets underlying the TRS. A TRS is a contract in which one party agrees to make periodic payments to another party based on the return of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS is typically used to obtain exposure to a basket of securities or loans or market without owning or taking physical custody of such securities or loans or investing directly in such market. A TRS effectively adds leverage to our portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. A TRS is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty. In addition, because a TRS is a form of synthetic leverage, such arrangements are subject to risks similar to those associated with the use of leverage.
Advisory Fee Risk
Pursuant to each Advisory Agreement, the Advisers (and indirectly, the Sub-Advisers) are entitled to receive the Management Fee, regardless of our performance. The Adviser is entitled to receive an asset management fee based upon the daily value of the Fund’s net assets. The Adviser’s entitlement to substantial non-performance based compensation might reduce its incentive to devote time and effort to seeking profitable opportunities for the Fund’s portfolio.
The incentive fee payable by the Fund to the Adviser (and indirectly to the Sub-Advisers) may create an incentive for the Adviser or the Sub-Advisers to pursue investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in the Fund investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable by the Fund to the Adviser (and indirectly to the Sub-Advisers) is based on Pre-Incentive Fee Net Investment Income, as calculated in accordance with the Investment Advisory Agreement. This may encourage the Adviser or the Sub-Advisers to use leverage to increase the return on investments, even when it may not be appropriate to do so, and to refrain from de-levering when it may otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of the Fund’s securities.
Additionally, the Adviser is entitled to incentive compensation for each fiscal quarter based, in part, on Pre-Incentive Fee Net Investment Income, if any, for the immediately preceding fiscal quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of NAV, decreases in NAV make it easier to achieve the performance threshold, and the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio.
Duration and Maturity Risk
The Fund has no fixed policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will increase the Fund’s exposure to the credit and interest rate risks described above, including with respect to changes in interest rates through the Fund’s credit and credit-related investments as well as increased exposure to risk of loss.
Potential Conflicts of Interest Risk — Allocation of Personnel
The Fund’s executive officers and trustees, and the personnel of the Advisers, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Advisers or their affiliates. As a result, they will have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its shareholders or could result in actions or inactions that are detrimental to the Fund’s business, strategy and opportunities. Additionally, certain personnel of the Advisers and their management may face conflicts in their time management and commitments. The Advisers may experience conflicts of interest relating to the allocation of the Advisers’ time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Advisers and their affiliates; compensation to the Advisers; services that may be provided by the Advisers and their respective affiliates to issuers in which the Fund invests; investment by the Fund and other clients of the Advisers, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Advisers; differing recommendations given by the Advisers to the Fund versus other clients; the Advisers’ use of information gained from issuers in the Fund’s portfolio investments by other clients, subject to applicable law; and restrictions on the Advisers’ use of “inside information” with respect to potential investments by the Fund.
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
The Adviser and each Sub-Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser, the Sub-Advisers or their respective affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser and each Sub-Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser or the Sub-Advisers.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment or hold an investment when it would otherwise dispose of it, in each case, in order to comply with applicable law.
The Adviser, the Sub-Advisers, their affiliates and their clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and the Sub-Advisers and their affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser and the Sub-Advisers may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Adviser and the Sub-Advisers. Certain other Advised Funds pay the Adviser, the Sub-Advisers or their affiliates greater performance-based compensation, which could create an incentive for the Adviser, the Sub-Advisers or an affiliate to favor such investment fund or account over the Fund.
Potential Conflicts of Interest Risk – Purchases and Sales by the Fund and Other Clients
Conflicts may arise when the Fund makes an investment in conjunction with an investment being made by the Advised Funds or other clients of the Adviser, Sub-Advisers or their affiliates, or in a transaction where another client or client of such affiliates has already made an investment. Investment opportunities are, from time to time, appropriate for more than one client of the Adviser, Sub-Advisers or their affiliates in the same, different or overlapping securities of a portfolio company’s capital structure. Conflicts arise in determining the terms of investments, particularly where these clients may invest in different types of securities in a single portfolio company. Questions arise as to whether payment obligations and covenants should be enforced, modified or waived, or whether debt should be restructured, modified or refinanced.
The Fund may invest in debt and other securities of companies in which other clients hold those same securities or different securities, including equity securities. In the event that such investments are made by the Fund, the Fund’s interests will at times conflict with the interests of such other clients or clients of the Adviser’s or the Sub-Advisers’ affiliates, particularly in circumstances where the underlying company is facing financial distress. Decisions about what action should be taken, particularly in troubled situations, raises conflicts of interest, including, among other things, whether or not to enforce claims, whether or not to advocate or initiate a restructuring or liquidation inside or outside of bankruptcy, and the terms of any work-out or restructuring. The involvement of multiple clients at both the equity and debt levels could inhibit strategic information exchanges among fellow creditors, including among the Fund, the Advised Funds and other clients of the Adviser, Sub-Advisers or their affiliates. In certain circumstances, the Fund, the Advised Funds or other clients of the Adviser, Sub-Advisers or their affiliates may be prohibited from exercising voting or other rights and may be subject to claims by other creditors with respect to the subordination of their interest.
For example, in the event that one client has a controlling or significantly influential position in a portfolio company, that client may have the ability to elect some or all of the board of directors of such a portfolio company, thereby controlling the policies and operations, including the appointment of management, future issuances of securities, payment of dividends, incurrence of debt and entering into extraordinary transactions. In addition, a controlling client is likely to have the ability to determine, or influence, the outcome of operational matters and to cause, or prevent, a change in control of such a portfolio company. Such management and operational decisions may, at times, be in direct conflict with the Fund, the Advised Funds or other clients that have invested in the same portfolio company that do not have the same level of control or influence over the portfolio company.
If additional capital is necessary as a result of financial or other difficulties, or to finance growth or other opportunities, the Fund, the Advised Funds or other clients of the Adviser, Sub-Advisers or their affiliates may or may not provide such additional capital, and if provided each client will supply such additional capital in such amounts, if any, as determined by the Adviser, Sub-Advisers and/or their affiliates. Investments by more than one client of the Adviser, Sub-Advisers or their affiliates in a portfolio company also raises the risk of using assets of a client of the Adviser, Sub-Advisers or their affiliates to support positions taken by other clients of the Adviser, Sub-Advisers or their affiliates, or that a client may remain passive in a situation in which it is entitled to vote. In addition, there may be differences in timing of entry into, or exit from, a portfolio company for reasons such as differences in strategy, existing portfolio or liquidity needs, different client mandates or fund differences, or different securities being held. These variations in timing may be detrimental to the Fund.
The application of the Fund’s investment mandate as compared to investment mandates of other clients of the Adviser, the Sub-Advisers or their affiliates and the policies and procedures of the Adviser, Sub-Advisers and their affiliates are expected to vary based on the particular facts and circumstances surrounding each investment by two or more clients, in particular when those clients are in different classes of an issuer’s capital structure (as well as across multiple issuers or borrowers within the same overall capital structure) and, as such, there may be a degree of variation and potential inconsistencies, in the manner in which potential or actual conflicts are addressed.
Limitations on Transactions with Affiliates Risk
Our Adviser and Sub-Advisers will experience conflicts of interest in connection with the management of our business affairs relating to and arising from a number of matters, including: the allocation of investment opportunities by our Adviser and Sub-Advisers and their affiliates; compensation to our Adviser and Sub-Advisers; services that may be provided by our Adviser and Sub-Advisers and their affiliates to issuers in which we invest; investments by us and other clients of our Adviser and Sub-Advisers, subject to the limitations of the 1940 Act, as described below; the formation of additional investment funds managed by our Adviser or Sub-Advisers; differing recommendations given by our Adviser and Sub-Advisers to us versus other clients; our Adviser’s and Sub-Advisers’ use of information gained from issuers in our portfolio for investments by other clients, subject to applicable law; and restrictions on our Adviser’s and Sub-Advisers’ use of “inside information” with respect to potential investments by us.
Furthermore, the 1940 Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by the Adviser or the Sub-Advisers or any of their respective affiliates. However, the Fund may, under certain circumstances, purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the Adviser or the Sub-Advisers between the interests of the Fund and the portfolio company, in that the ability of the Adviser or the Sub-Advisers to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of its affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.
The Fund, the Adviser, the Sub-Advisers and certain funds that the Adviser and Sub-Advisers manage have obtained the Order that allows the Fund to co-invest in portfolio companies alongside certain other Advised Funds, in accordance with the conditions specified in the Order. Pursuant to the Order, the Fund is generally permitted to co-invest with Advised Funds if a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees makes certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transaction, including the consideration to be paid, are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s investment objective and strategies. As a result of the Order, there could be significant overlap in the Fund’s investment portfolio and the investment portfolio of the Advised Funds and/or other funds established by the Adviser, the Sub-Advisers or their affiliates that could avail themselves of the Order.
In addition, the Fund has filed a new application for exemptive relief that, if granted, would supersede the Fund’s existing Order and permit the Fund to co-invest pursuant to a different set of conditions than those in the Fund’s existing Order. However, there is no guarantee that such application will be granted.
Dependence on Key Personnel Risk
The Adviser and the Sub-Advisers are dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Adviser or the Sub-Advisers were to lose the services of these individuals, their ability to service the Fund could be adversely affected. As with any managed fund, the Adviser and the Sub-Advisers may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The Fund’s NAV changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s and Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. The Adviser and the Sub-Advisers have informed the Fund that the investment professionals associated with the Adviser or the Sub-Advisers, as the case may be, are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Adviser or the Sub-Advisers may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.
In addition, during any periods of rising inflation, the borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Repurchase Agreements Risk
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Payment-In-Kind and Original Issue Discount Risk
Certain of the credit or credit-related securities in which the Fund may invest may offer a flexible payment and covenant structure to portfolio companies that may not provide the same level of protection to the Fund as more restrictive conditions that traditional lenders typically impose on borrowers. For example, the Fund’s investments may include an end-of-term payment, payment-in-kind (“PIK”) interest payment and/or original issue discount (“OID”). If a portfolio company fails to satisfy financial or operating covenants imposed by the Fund or other lenders, the company may default on the Fund’s loan which could potentially lead to termination of its loans and foreclosure on its assets. If a portfolio company defaults under the Fund’s loan, this could trigger cross-defaults under other agreements and jeopardize such portfolio company’s ability to meet its obligations under the loans that the Fund holds, including payment to us of the end-of-term payment, PIK interest payment and/or OID. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.
To the extent that the Fund invests in OID instruments, including PIK loans, zero coupon bonds, and debt securities with attached warrants, investors will be exposed to the risks associated with the inclusion of such non-cash income in taxable and accounting income prior to receipt of cash, including the following risks:
•    the interest payments deferred on a PIK loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan;
•    the interest rates on PIK loans are higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments;
•    market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash;
•    PIK instruments may have unreliable valuations because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral;
•    the use of PIK and OID securities may provide certain benefits to the Adviser and the Sub-Advisers, including increasing management fees and incentive fees;
•    for U.S. federal income tax purposes, the Fund may be required to make distributions of OID income to shareholders without receiving any cash and such distributions have to be paid from offering proceeds or the sale of assets without investors being given any notice of this fact; and
•    the required recognition of OID, including PIK, interest for U.S. federal income tax purposes may have a negative impact on liquidity, because it represents a non-cash component of the taxable income that must, nevertheless, be distributed in cash to investors to avoid it being subject to corporate level taxation.
Competition for Investment Opportunities
The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.
Inadequate Return Risk
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Common Shares.
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Lack of Funds to Make Additional Investments Risk
The Fund may not have the funds or ability to make additional investments in its portfolio companies. After the Fund’s initial investment in a portfolio company, it may be called upon from time to time to provide additional funds to such company or have the opportunity to increase its investment through the exercise of a warrant to purchase common shares. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.
Uncertain Exit Strategies
Due to the illiquid nature of some of the positions that the Fund is expected to acquire, as well as the risks associated with the Fund’s investment strategies, the Fund is unable to predict with confidence what the exit strategy may ultimately be for any given investment, or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors.
Sourcing of Suitable Assets Risk
No assurance can be given the Sub-Advisers will be able to find enough appropriate investments that meet the Fund’s investment criteria.
Non-Diversification Risk
The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer other than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has qualified and intends to qualify annually for the special tax treatment available to “regulated investment companies” under Subchapter M of the Code, and thus intends to continue to satisfy the diversification requirements of Subchapter M, including its less stringent diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities.
Distribution Payment Risk
The Fund cannot assure investors that it will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the
Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s adjusted tax basis in his or her Common Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the adjusted tax basis in the Common Shares. As a result of such reduction in adjusted tax basis, shareholders may be subject to tax in connection with the sale of Common Shares, even if such Common Shares are sold at a loss relative to the shareholder’s original investment.
Inadequate Network of Broker-Dealer Risk
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Dealer Manger to establish, operate and maintain a network of Selling Agents to sell the Common Shares. If the Dealer Manager fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.
“Best-Efforts” Offering Risk
This offering is being made on a best efforts basis, whereby the Distributor is not required to sell any specific number or dollar amount of Common Shares, but will use its best efforts to distribute the Common Shares. Shares will not be listed on any national securities exchange and the Distributor will not act as a market marker in Shares. To the extent that less than the maximum number of Common Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Investor Dilution Risk
Investors in this offering will purchase Common Shares at a price equal to the then current NAV per each class of Common Shares plus the applicable sales load. Additionally, the Fund will bear certain expenses in connection with its organization and the continuous offering of its Common Shares. As a result, investors in this offering will incur immediate dilution of their investment when purchasing Common Shares.
In addition, shareholders will not have preemptive rights. The Declaration of Trust authorizes it to issue an unlimited number of Common Shares. If the Fund engages in a subsequent offering of Common Shares or securities convertible into Common Shares, issues additional Common Shares pursuant to its DRP or otherwise issues additional Common Shares, investors who purchase Shares in this offering who do not participate in those other stock issuances will experience dilution in their percentage ownership of the Fund’s outstanding Common Shares. Furthermore, an investor may experience a dilution in the value of the Common Shares depending on the terms and pricing of any Share issuances (including the Common Shares being sold in this offering) and the value of the Fund’s assets at the time of issuance.
Risks Relating to the Fund’s RIC Status
Although the Fund has elected to be treated, and intends to qualify annually, as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to U.S. federal income tax on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of U.S. federal income tax at corporate rates on income and gains timely distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income, asset-diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund timely distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s shareholders.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Common Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to shareholders. OID creates the risk of non-refundable cash payments to the Advisers based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.
Uncertain Tax Treatment
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.
CLO Anti-Deferral Provision Risks
The Fund has purchased and may in the future purchase residual or subordinated interests in CLOs that are treated for U.S. federal income tax purposes as shares in a “passive foreign investment company,” or a “PFIC.” If the Fund acquires shares in a PFIC (including equity tranche investments in CLOs that are PFICs), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. This additional tax and interest may apply even if the Fund makes a distribution in an amount equal to any “excess distribution” or gain from the disposition of such shares as a taxable dividend by the Fund to its shareholders. However, the Fund may elect to treat its investments in passive foreign investment companies (individually, a “PFIC”) as “qualified electing funds” under the Code (a “QEF”), and in lieu of the foregoing requirements, the Fund will be required to include in income each year its proportionate share of the ordinary earnings and net capital gain of the QEF, even if such income is not distributed by the QEF to the Fund. Income the Fund derives from a PFIC with respect to which the Fund has made a qualifying elected fund (“QEF”) election will constitute qualifying income for purposes of determining its ability to be subject to taxation as a RIC provided that such income is derived in connection with the Fund’s business of investing in stocks and securities or the PFIC makes distributions of that income to the Fund in the same year in which it is included in the Fund’s taxable income. In lieu of a QEF election, the Fund may elect to mark-to-market its shares in a PFIC at the end of each taxable year; in this case, the Fund will recognize as ordinary income its allocable share of any increase in the value of such shares, and as ordinary loss its allocable share of any decrease in such value to the extent that any such decrease does not exceed prior increases included in its income. Under either election, the Fund may be required to recognize taxable income in excess of distributions received from such PFICs and proceeds from dispositions of PFIC stock during that year. The Fund must, nonetheless, distribute such income to maintain its tax treatment as a RIC.
If the Fund holds more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation, or a “CFC” (including equity tranche investments in a CLO treated as CFC), it may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to the Fund’s pro rata share of certain of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If the Fund is required to include such deemed distributions from a CFC in its income, it will be required to distribute such income to maintain RIC tax treatment regardless of whether or not the CFC makes an actual distribution during such year.
If the Fund is required to include amounts in income prior to receiving distributions representing such income, it may have to sell some of our investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax at corporate rates.
CLO Withholding Tax Risks
Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or “FATCA,” imposes a withholding tax of 30% on payments of U.S. source interest and distributions to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund’s operating results and cash flows. See “Certain U.S. Federal Tax Considerations— Taxation of Non-U.S. Shareholders” for additional discussion regarding FATCA.
Risks Related to Dividends-In-Kind
The Fund may distribute taxable distributions that are payable in cash or Common Shares at the election of each stockholder. Under certain applicable IRS guidance, distributions by RICs that are payable in cash or in shares of stock at the election of stockholders are treated as taxable distributions. The Internal Revenue Service has published guidance indicating that this rule will apply where the total amount of cash to be distributed is not less than 20% of the total distribution. Under this guidance, if too many stockholders elect to receive their distributions in cash, the cash available for distribution must be allocated among the shareholders electing to receive cash (with the balance of the distribution paid in stock). In no event will any stockholder electing to receive cash, receive less than the lesser of (a) the portion of the distribution such shareholder has elected to receive in cash or (b) an amount equal to his, her or its entire distribution times the percentage limitation on cash available for distribution. If the Fund decides to make any distributions consistent with this guidance that are payable in part in our stock, taxable stockholders receiving such distributions will be required to include the full amount of the distribution (whether received in cash, our stock, or a combination thereof) as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain distribution) to the extent of our current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. stockholder may be required to pay tax with respect to such distributions in excess of any cash received. If a U.S. stockholder sells the stock it receives as a distribution in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the distribution, depending on the market price of the Fund’s stock at the time of the sale. Furthermore, with respect to Non-U.S. stockholders, the Fund may be required to withhold U.S. tax with respect to such distributions, including in respect of all or a portion of such distribution that is payable in stock. In addition, if a significant number of the Fund’s stockholders determine to sell shares of the Fund’s stock in order to pay taxes owed on distributions, it may put downward pressure on the trading price of the Fund’s stock.

Risks Related to Foreign Investments
Foreign Investments’ Risks
The Fund has invested in, and may in the future make additional investments in securities, direct loans, Broadly Syndicated Loans and subordinated loans, of non-U.S. issuers or borrowers. These investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in U.S. companies. Markets for these investments in foreign countries often are not as developed, efficient or liquid as similar markets in the United States, and therefore, the prices of non-U.S. instruments may be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of non-U.S. instruments to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its foreign investments. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in so-called “emerging markets” (or lesser developed countries) are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. Compared to developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and smaller securities and debt markets. Securities and debt issued by companies located in emerging market countries tend to be especially volatile and may be less liquid than securities and debt traded in developed countries. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries.
Foreign Real Estate and Real Estate-Related Investment Risk
We have invested and may make additional investments in real estate located outside of the United States and real estate debt issued in, and/or backed by real estate in, countries outside the United States, including Canada, countries in Western Europe, Central America and South America. Foreign real estate and real estate-related investments involve certain factors not typically associated with investing in real estate and real estate-related investments in the United States, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which such investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between U.S. and non-U.S. real estate markets, including potential price volatility in and relative illiquidity of some non-U.S. markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and differences in government supervision and regulation; (v) certain economic, social and political risks, including potential exchange-control regulations, potential restrictions on non-U.S. investment and repatriation of capital, the risks associated with political, economic or social instability, including the risk of sovereign defaults, regulatory change, and the possibility of expropriation or confiscatory taxation or the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, and adverse economic and political developments; (vi) the possible imposition of non-U.S. taxes on income and gains and gross sales or other proceeds recognized with respect to such investments; (vii) differing and potentially less well-developed or well-tested corporate laws regarding stakeholder rights, creditors’ rights (including the rights of secured parties), fiduciary duties and the protection of investors; (viii) different laws and regulations including differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign investors; and (x) less publicly available information.
Currency Risk
A portion of the Fund’s foreign investments may be denominated in foreign currencies. These investments involve special risks compared with investing exclusively in the United States. Because these investments may involve non-U.S. dollar currencies and because the Fund may hold funds in these currencies in bank deposits during the completion of the investments, the Fund may be adversely affected by changes in currency rates (including as a result of the devaluation of a foreign currency) and in exchange control regulations and may incur costs in connection with conversions between various currencies. In addition, the equivalent U.S. dollar obligations of the Fund’s investments located outside of the United States may increase as a result of adverse changes in currency rates. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.
Currency Hedging Risk
The Advisers may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful. Hedging may mitigate, but not eliminate, currency risk.
Lack of Financial Reporting and Adverse Foreign Taxes Related to Foreign Investments Risk
The Fund has invested in foreign Real Assets, and may in the future make additional investments in additional foreign Real Assets. Because foreign entities are not subject to uniform reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about non-U.S. companies. In particular, the assets and profits appearing on the financial statements of a company may not reflect its financial position or results of operation in the way they would be reflected had such financial statements been prepared in accordance with the U.S. generally accepted accounting principles. In addition, financial data related to foreign investments may be affected by both inflation and local accounting standards, and may not accurately reflect the real condition of companies and securities markets. Moreover, the Fund may be subject to tax, reporting and other filing obligations in foreign jurisdictions in which foreign companies reside or operate. In addition, foreign securities markets, particularly in developing countries, may be substantially less liquid and have greater volatility than U.S. securities markets.
Market Disruption Risk and Terrorism Risk
The military operations of the United States and its allies, the instability in various parts of the world, including the ongoing war between Russia and Ukraine and the Israel-Hamas conflict, and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. The war between Russia and Ukraine and the Israel-Hamas conflict and are expected to continue to cause financial market volatility and have adversely impacted and are expected to continue to adversely impact the global economy. Terrorist attacks may also exacerbate some of the risk factors in this subsection of the Prospectus. A terrorist attack involving, or in the vicinity of, a Fund investment, directly or indirectly, may result in a liability far in excess of available insurance coverage. The Advisers cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the Fund.
In particular, on February 24, 2022, Russian President Vladimir Putin commenced a full-scale invasion of Russia’s pre-positioned forces into Ukraine, which could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s investments. The Russian invasion of Ukraine and the war between Israel and Hamas in the Middle East have led, are currently leading, and for an unknown period of time may continue to lead to disruptions in local, regional, national, and global markets and economies affected thereby. Furthermore, the aforementioned conflicts and the varying involvement of the United States and other NATO countries could preclude prediction as to their ultimate adverse impact on global economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments or operations, and the ability of the Fund to achieve its investment objectives. Additionally, to the extent that third parties, investors, or related customer bases have material operations or assets in such conflict zones, they may have adverse consequences related to the ongoing conflict.
Emerging Market Investments Risk
The Fund has invested and may make additional investments in real estate or issuers in emerging markets, specifically certain markets in Central America or South America. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; (ii) significant price volatility; (iii) restrictions on foreign investment; and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.
Additional risks of emerging markets investments may include (i) greater social, economic and political uncertainty and instability; (ii) more substantial governmental involvement in the economy; (iii) less governmental supervision and regulation; (iv) the unavailability of currency hedging technique; (v) companies that are newly organized and small; (vi) differences in auditing and financial reporting standards; which may result in unavailability of material information about issuers; and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a security. Such a delay could result in possible liability to a purchaser of the security.
Climate Change Risk
	Climate change is widely considered to be a significant threat to the global economy. Our business operations and our portfolio companies could face risks associated with climate change, including risks related to the impact of climate-related legislation and regulation (both domestically and internationally), risks related to climate-related business trends (such as the process of transitioning to a lower-carbon economy), and risks stemming from the physical impacts of climate change, such as the increasing frequency or severity of extreme weather events and rising sea levels and temperatures.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Shares
Under the terms of the Declaration of Trust, all Common Shares, when consideration for the Common Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. The Common Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem the Common Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Common Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any. Each whole Common Shares will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Common Shares will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of shareholders, and only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of shareholders.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than common shares of beneficial interest (including preferred shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after the issuance of preferred shares and before any distribution is made with respect to the Common Shares and before any purchase of Common Shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares. The Fund does not plan to issue preferred shares during the twelve months following the date of this prospectus.
The following table shows the amounts of the Common Shares that have been authorized and are outstanding as of December 31, 2025:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class I Shares	Unlimited	None	10,530,811
Class C Shares	Unlimited	None	460,816
Class A Shares	Unlimited	None	603,126
Class L Shares	Unlimited	None	30,281

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in the Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Common Shares represents an indirect investment in a portfolio of investments in Real Assets and Credit-related investments owned by the Fund, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

Economic Recession Or Downturn Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic Recession or Downturn Risk
Many of the Fund’s portfolio companies may be susceptible to economic slowdowns or recessions and may be unable to repay the Fund’s debt investments during these periods. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. Adverse economic conditions may also decrease the value of any collateral securing the Fund’s secured loans. A prolonged recession may further decrease the value of such collateral and result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

Geopolitical and Global Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geopolitical and Global Economic Risk
The current worldwide financial market situation, as well as various social and political tensions in the United States and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide. For example, we have observed and continue to observe supply chain interruptions, significant labor and resource shortages, commodity inflation, tariffs, elevated interest rates, a risk of recession, instability in the U.S. and international banking systems, impacts of the ongoing war between Russia and Ukraine and the Israel-Hamas conflict, and elements of geopolitical, economic and financial market instability in the United States, the United Kingdom, the European Union and China. Any of the above factors could have a material adverse effect on our business, financial condition, cash flows and results of operations and could cause the market value of our common shares to decline. We monitor developments and seek to manage our investments in a manner consistent with achieving our investment objectives, but there can be no assurance that we will be successful in doing so.
Legislation may be adopted that could significantly affect the regulation of U.S. financial markets. Areas subject to potential change, amendment or repeal include the Dodd-Frank Act and the authority of the Federal Reserve and the Financial Stability Oversight Council. The United States may also potentially withdraw from or renegotiate various trade agreements and take other actions that would change current trade policies of the United States. The Fund cannot predict which, if any, of these actions will be taken or, if taken, their effect on the financial stability of the United States. Such actions could have a significant adverse effect on the Fund’s business, financial condition and results of operations. The Fund cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on its investments. The Fund monitors developments and seeks to manage its investments in a manner consistent with achieving its investment objective, but there can be no assurance that it will be successful in doing so.
As a result of recent elections in the United States, there are expected to be changes in federal policy, including tax policies, and at regulatory agencies over time. The nature, timing and economic and political effects of potential changes to the current legal and regulatory framework affecting financial institutions remain highly uncertain, however. Uncertainty surrounding future changes may adversely affect our operating environment and therefore our business, financial condition, results of operations and growth prospects. See “Risks Related to the Risk Retention Rules.”
From time to time, the Fund maintains cash balances at banks in excess of the FDIC insurance limit. If a bank in which the Fund holds funds fails or is subject to significant adverse conditions in the financial or credit markets, the Fund could be subject to a risk of loss of all or a portion of such funds or be subject to a delay in accessing all or a portion of such uninsured funds. In addition, the Fund has undrawn capacities under its credit facility. Any loss of such funds, lack of access to such funds or inability to borrow from any of the Fund’s lenders could adversely impact the Fund’s short-term liquidity and ability of the Fund to meet its operating expenses or working capital needs.
	Should the U.S. economy be adversely impacted by increased volatility in the global financial markets caused by further turbulence in Chinese stock markets and global commodity markets, the war in Ukraine and Russia, the Israel-Hamas war, health pandemics or for any other reason, loan and asset growth and liquidity conditions at U.S. financial institutions, including us, may deteriorate.
Risks Related To Global Pandemics [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks related to Global Pandemics
Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that create uncertainty and have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which companies and their investments are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
The Fund believes closures of businesses and stay in place orders and the resulting remote working arrangements for non-essential personnel in response to the COVID-19 pandemic has resulted in long-term changed work practices that could negatively impact the Fund’s real estate investments. For example, the increased adoption of and familiarity with remote work practices, and the recent increase in tenants seeking to sublease their leased space, has resulted in decreased demand for office space. Further, prior to the onset of the COVID-19 pandemic, telecommuting, flexible work schedules, open workspaces and teleconferencing had become increasingly common and there was an increasing trend among some businesses to utilize shared office space and co-working spaces. As a result, there has been a general trend in office real estate for tenants to decrease the space they occupy per employee. Tenants in the Fund’s office investments may elect to not renew their leases, or to renew them for less space than they currently occupy, which could increase vacancy, place downward pressure on occupancy, rental rates and income and property valuation. The need to reconfigure leased office space in response to new tenants’ needs, to modify utilization or for other reasons, may impact space requirements and also may require us to spend increased amounts for tenant improvements. If substantial reconfiguration of the tenant’s space is required, the tenant may find it more advantageous to relocate than to renew its lease and renovate the existing space. All of these factors could have a material adverse effect on the Fund’s business, financial condition, results of operations, cash flow or ability to satisfy debt service obligations or to maintain our level of distributions on our Common Shares may be negatively impacted.
	Any future pandemic or outbreak could have, an adverse impact on the economy in general, which could have a material adverse impact on, among other things the commercial real estate market, the ability of lenders to originate loans, the volume and type of loans originated, and the volume and type of amendments and waivers granted to borrowers and remedial actions taken in the event of a borrower default, each of which could negatively impact the amount and quality of loans available for investment by the Fund and returns to the Fund, among other things. It is impossible to determine the scope of any outbreaks, how long any such outbreak, market disruption or uncertainties may last or the effect any governmental actions will have or the full potential impact on us and our investments. These potential impacts, while uncertain, could adversely affect the Fund and its investments.
Shares Not Listed; No Market For Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shares Not Listed; No Market for Shares
The Fund is organized as a closed-end management investment company and designed for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Common Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Common Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment, and shareholders should expect that they will be unable to sell their Common Shares for an indefinite time or at a desired price.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk
As described under “Prospectus Summary—Periodic Repurchase Offers” above, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers for the Fund’s outstanding Common Shares at NAV. Repurchases will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in an increased expense ratio for shareholders who do not tender their Common Shares for repurchase, untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Common Shares who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to holders of Common Shares. See “Certain U.S. Federal Tax Considerations—Taxation of U.S. Shareholders.”

Exclusive Forum And Jury Trial Waiver Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Exclusive Forum and Jury Trial Waiver Risk
The Fund’s amended and restated declaration of trust (the “Declaration of Trust”) provides that, to the fullest extent permitted by law, unless the Fund consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Fund, (ii) any action asserting a claim of breach of a duty owed by any trustee, officer or other agent of the Fund to the Fund or the Fund’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of Title 12 of the Delaware Code, Delaware statutory or common law, or the Declaration of Trust, or (iv) any action asserting a claim governed by the internal affairs doctrine (for the avoidance of doubt, including any claims brought to interpret, apply or enforce the federal securities laws of the United States, including, without limitation, the 1940 Act or the securities or antifraud laws of any international, national, state, provincial, territorial, local or other governmental or regulatory authority, including, in each case, the applicable rules and regulations promulgated thereunder) shall be the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction.
The Declaration of Trust also includes an irrevocable waiver of the right to trial by jury in all such claims, suits, actions and proceedings. Any person purchasing or otherwise acquiring any of the Fund’s Common Shares shall be deemed to have notice of and to have consented to these provisions of the Declaration of Trust. These provisions may limit a shareholder’s ability to bring a claim in a judicial forum or in a manner that it finds favorable for disputes with the Fund or the Fund’s trustees or officers, which may discourage such lawsuits. Alternatively, if a court were to find the exclusive forum provision or the jury trial waiver provision to be inapplicable or unenforceable in an action, the Fund may incur additional costs associated with resolving such action in other jurisdictions or in other manners, which could have a material adverse effect on the Fund’s business, financial condition and results of operations.
Notwithstanding any of the foregoing, the Fund and any investor in the Fund cannot waive compliance with any provision of the U.S. federal securities laws and the rules and regulations promulgated thereunder.

Cyber-Security Risk And Identity Theft Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber-Security Risk and Identity Theft Risks
Cyber-security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser’s and Sub-Advisers’ information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the Adviser and Sub-Advisers have implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The Adviser and Sub-Advisers and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, Sub-Advisers’ and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the Adviser or Sub-Advisers. Such a failure could harm the Adviser or Sub-Advisers and/or the Fund’s reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance.
A disaster or a disruption in the infrastructure that supports the Fund’s business, including a disruption involving electronic communications or other services used by the Fund or by third parties with whom the Fund conducts business, or directly affecting the Fund’s headquarters, could have a material adverse impact on the Fund’s ability to continue to operate its business without interruption. The Fund’s disaster recovery programs may not be sufficient to mitigate the harm that may result from such a disaster or disruption. In addition, insurance and other safeguards might only partially reimburse the Fund for its losses, if at all.
Third parties with which the Fund does business may also be sources of cyber-security or other technological risk. The Fund outsources certain functions and these relationships allow for the storage and processing of its information, as well as client, counterparty, employee, and borrower information. While the Fund engages in actions to reduce its exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure, destruction, or other cyber-security incident that affects its data, resulting in increased costs and other consequences as described above.

Use Of Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Artificial Intelligence Risk
Recent technological advances in artificial intelligence and machine learning technology (“Machine Learning Technology”) pose risks to the Fund and its investments, and any third parties with whom we engage. The Fund could be exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties use Machine Learning Technology in their business activities. The Fund is not in a position to control the use of Machine Learning Technology in third-party products or services. Use of Machine Learning Technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming partly accessible by other third-party Machine Learning Technology applications and users. Machine Learning Technology and its applications continue to develop rapidly, and the Fund cannot predict the risks that may arise from such developments. Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error and could otherwise be inadequate or flawed, which would likely degrade the effectiveness of Machine Learning Technology. To the extent the Fund is exposed to the risks of Machine Learning Technology use, any such inaccuracies or errors could adversely impact us and our business.

Trade Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Policy
Political leaders in the United States and certain European nations have recently been elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi- lateral trade agreements and treaties with foreign countries. In addition, the U.S. government has recently imposed tariffs on certain foreign goods, including steel and aluminum, and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of CIM Clients and their investments.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Industry Risk
The Fund will invest a substantial portion of its assets in Real Assets, which includes real estate-related loans and securities. Therefore, the performance of its portfolio will be significantly impacted by the performance of the real estate market in general and the Fund may experience more volatility and be exposed to greater risk than it would be if it held a more diversified portfolio. The Fund will be impacted by factors particular to the real estate industry including, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding, competition and a decreased demand for office properties as a result of the increasing shift to remote work following the COVID-19 pandemic; (iv) increases in operating expenses including property taxes; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing (ix) prolonged periods of higher interest rates, such as the current period; and (x) changes in availability of leverage on loans for or secured by real estate. Changes in U.S. federal tax laws, certain of which might be currently debated or pending as of the date of this prospectus, may have a significant impact on the U.S. real estate industry in general, particularly in the geographic markets targeted by Fund investments. The value of securities in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
There are also special risks associated with particular real estate sectors including, but not limited to, those risks described below:
Retail Properties. Retail properties are subject to risks that include changes to the overall health of the economy, and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
Office Properties. Office properties are subject to risks that include changes to the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.
Industrial Properties. Industrial properties are subject to risks that include changes to the overall health of the economy, and other factors such as downturns in the manufacture, processing and shipping of goods.
Shopping Centers. Shopping center properties are subject to risks that are principally based on their dependence on the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and its closure or bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants in the same shopping center that may financially struggle due to lower foot traffic in the mall generally, due to loss of the large tenant. Shopping centers also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues and operate profitably. Shopping centers are also subject to risks due to changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
Self-Storage Properties. The value and successful operation of a self-storage property is subject to risk based on a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.
Multifamily Properties. The value and successful operation of a multifamily property is subject to risks based on a number of factors, such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.
Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.
Healthcare Properties. Healthcare properties and healthcare providers are subject to risks arising from a number of several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.
Other factors may contribute to real estate industry risks and, therefore, to risks associated with investments by the Fund in real estate-related debt and debt securities:
Development Issues. Certain real estate borrowers may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk of cost overruns, inadequate capital to complete the project, and that there will be insufficient tenant demand at economically profitable rent levels.
Inadequate Insurance. Certain real estate borrowers may fail to carry sufficient liability, fire, flood, earthquake extended coverage and rental loss insurance, or any insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the borrower could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.
Dependence on Tenants. The value and cash flow associated with rental real estate depends upon the ability of the borrower to generate enough rental income in excess of its debt service and other rental real estate expenses. Changes beyond the control of the borrower may occur with its tenants who may suffer economic setbacks which may in turn render them unable to make its lease payment. In that event the borrowers may suffer lower revenues and service its debt owed to the Fund.
Financial Leverage. The Fund’s borrowers may be highly leveraged and financial covenants may affect their ability to operate effectively and service its debt owed to the Fund.
Acquisition Risks. The Fund may obtain only limited warranties when it invests in a property and will typically have only limited recourse in the event that the Fund’s due diligence did not identify any issues that lower the value of the property.
Due Diligence of Properties. Before originating or acquiring any investments, the CIM Sub-Adviser will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each potential origination or acquisition, as the case may be. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of asset, the costs of which will be borne by the Fund. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Sub-Adviser’s reduced control of the functions that are outsourced. In addition, if the CIM Sub-Adviser is unable to timely engage third-party providers, its ability to evaluate and make more complex transactions could be adversely affected. When conducting due diligence and making an assessment regarding a potential transaction, the CIM Sub-Adviser will rely on the resources available to it, including information provided by an underlying borrower and, in some circumstances, third-party investigations. The due diligence investigation that the CIM Sub-Adviser carries out with respect to any opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such opportunity. Moreover, such an investigation will not necessarily result in an investment being successful. There can be no assurance that attempts to provide downside protection with respect to investments will achieve their desired effect and potential investors should regard participation in the Fund as being speculative and having a high degree of risk.
There can be no assurance that the Fund will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices during the due diligence phase or during its efforts to monitor investments on an ongoing basis or that any risk management procedures implemented by the CIM Sub-Adviser will be adequate. In the event of fraud by any obligor of a loan originated or acquired by the Fund or any of its affiliates, the Fund may suffer a partial or total loss of its loan made to such obligor. An additional concern is the possibility of material misrepresentation or omission on the part of such obligor. Such inaccuracy or incompleteness may adversely affect the value of investments. The Fund will rely upon the accuracy and completeness of representations made by such obligor in the due diligence process to the extent reasonable when it makes investments, but cannot guarantee such accuracy or completeness.
Expedited Transactions. Analyses and decisions by the CIM Sub-Adviser may frequently be required to be undertaken on an expedited basis to take advantage of opportunities. In such cases, the information available to the CIM Sub-Adviser at the time of making a decision may be limited, and the CIM Sub-Adviser may not have access to detailed information regarding the opportunity or the underlying real asset, such as physical and structural condition and characteristics, environmental matters, zoning regulations, or other local conditions affecting the asset. Therefore, no assurance can be given that the CIM Sub-Adviser will have knowledge of all circumstances that may adversely affect an asset. In addition, the CIM Sub-Adviser expects to rely upon certain independent consultants in connection with its evaluation of opportunities. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions.
Environmental Issues. Environmental laws regulate, and impose liability for, releases of hazardous or toxic substances into the environment. Under some of these laws, an owner or operator of real estate may be liable for costs related to soil or groundwater contamination on or migrating to or from its property. In addition, persons who arrange for the disposal or treatment of hazardous or toxic substances may be liable for the costs of cleaning up contamination at the disposal site. These laws often impose liability regardless of whether the person knew of, or was responsible for, the presence of the hazardous or toxic substances that caused the contamination. The presence of, or contamination resulting from, any of these substances, or the failure to properly remediate them, may adversely affect the Fund’s ability to sell or rent any property, to borrow using the property as collateral or create lender’s liability for the Fund. In addition, third parties exposed to hazardous or toxic substances may sue for personal injury damages and or property damages. For example, some laws impose liability for release of or exposure to asbestos-containing materials. As a result, in connection with the Fund’s future ownership, operation, and development of real estate assets, or the Fund’s potential role as a lender for loans secured directly or indirectly by real estate properties, the Fund may be potentially liable for investigation and cleanup costs, penalties and damages under environmental laws.
Lending Market Conditions. Instability in the United States, European and other credit markets, at times, can make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate or refinance completed projects.
For example, historically adverse developments relating to sub-prime mortgages have adversely affected the willingness of some lenders to extend credit, in general, which may make it more difficult for homeowners or companies to obtain financing on attractive terms or at all so that they may commence or complete real estate projects, refinance completed projects or purchase real estate. These factors do adversely affect real estate values generally. These factors also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Accordingly, these factors could, in turn, reduce the number of real estate investment opportunities and reduce the Fund’s investment returns and the Fund may not be able to obtain financing for its liquidity needs in the future at all or sources of financing may not be available on attractive terms. If the Fund cannot obtain additional funding for our long-term liquidity needs, the Fund’s assets may generate lower cash flow or decline in value, or both, which may cause the Fund to sell assets at a time when the Fund would not otherwise do so and could have a material adverse effect on its business.
Illiquid / Long Term Investments; Disposition Risks. The Fund may be unable to sell an investment if or when it decides to do so, including as a result of uncertain market conditions. Real estate assets are, in general, relatively illiquid and may become even more illiquid during periods of economic downturn Further, there is no or very limited market for some of the real estate loan investments that the Fund may make. As a result, the Fund may not be able to sell its investments quickly or on favorable terms in response to changes in the economy or other conditions when it otherwise may be prudent to do
so. In addition, certain significant expenditures generally do not change in response to economic or other conditions, including debt service obligations, real estate taxes, and operating and maintenance costs. This combination of variable revenue and relatively fixed expenditures may result, under certain market conditions, in reduced earnings. Therefore, the Fund may be unable to adjust its portfolio promptly in response to economic, market or other conditions, some of the Fund’s leases may not include periodic rental increases, or the rental increases may be less than the fair market rate at a future point in time. In either case, the value of the leased property to a potential purchaser may not increase over time, which may restrict the Fund’s ability to sell that property, or if the Fund is able to sell that property, may result in a sale price less than the price that the Fund paid to purchase the property or the price that could be obtained if the rental income was at the then-current market rate. The Fund’s ability to dispose of investments on advantageous terms or at all depends on certain factors beyond the Fund’s control, including competition from other sellers and the availability of attractive financing for potential buyers of the Fund’s investments. The Fund cannot predict the various market conditions affecting real estate assets which will exist at any particular time in the future. Due to the uncertainty of market conditions which may affect the disposition of the Fund’s investments, the Fund cannot assure its shareholders that the Fund will be able to sell its investments at a profit or at all in the future. Furthermore, the Fund may be required to expend funds to correct defects or to make improvements before a property can be sold. There can be no assurance that the Fund will have funds available to correct such defects or to make such improvements.
Real Estate Taxes. Real-estate related taxes may increase, and if these increases are not passed on to the Fund’s tenants, the Fund’s income will be reduced. The Fund will be required to pay property taxes for properties that it will own, which property taxes can increase as property tax rates increase or as properties are assessed or reassessed by taxing authorities. In California, pursuant to an existing state law commonly referred to as Proposition 13, all or portions of a property are reassessed to market value only at the time of “change in ownership” or completion of “new construction,” and thereafter, annual property tax increases are limited to 2% of previously assessed values. As a result, Proposition 13 generally results in significant below-market assessed values over time. From time to time, including in the November 2020 election in California, lawmakers and political coalitions have initiated efforts to repeal or amend certain provisions of Proposition 13. If successful in the future, these proposals could substantially increase the assessed values and property taxes for any properties that the Fund may own in California. Although some tenant leases may permit pass through such tax increases to the tenants for payment, renewal leases or future leases may not be negotiated on the same basis.
In addition, adverse changes in the operation of any property in which the Fund has invested, or the financial condition of any tenant, could have an adverse effect on the Fund’s ability to collect rent payments and, accordingly, on its ability to make distributions to shareholders. A tenant may experience, from time to time, a downturn in its business which may weaken its financial condition and result in its failure to make rental payments when due. At any time, a tenant may seek the protection of applicable bankruptcy or insolvency laws, which could result in the rejection and termination of such tenant’s lease or other adverse consequences and thereby cause a reduction in the distributable cash flow of the Fund. If a tenant’s lease is not affirmed following bankruptcy or if a tenant’s financial condition weakens, the Fund’s operating cash flow may be adversely affected. No assurance can be given that tenants will not file for bankruptcy protection in the future or, if they do, that their leases will continue in effect.

Real Estate Risks As A Result Of Economic Instability [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risks as a Result of Economic Instability
Real estate assets are subject to various risks and fluctuations and cycles in value and demand, many of which are beyond our control. Certain events may decrease cash available for distributions, as well as the value of our properties. These events include adverse changes in economic and socioeconomic conditions. During periods of economic instability or recession, rising interest rates or declining demand for real estate, or the public perception that any of these events may occur, could result in a general decline in rents or an increased incidence of defaults under existing leases. If the properties in which the Fund invests cannot operate so as to meet the Fund’s financial expectations, business, financial condition, results of operations, cash flow or ability to satisfy debt service obligations or to maintain our level of distributions on our Common Shares may be negatively impacted.
The profitability of any properties in which the Fund may invest depends, in part, on the financial well-being and success of the tenants of such properties. Current global market volatility will likely continue to negatively affect tenants of any properties in which the Fund may invest to the extent of, among other things: (i) the inability of tenants to pay rent, (ii) the deferral of rent payments by tenants, (iii) tenants’ requests to modify terms of their leases in a way that will reduce the economic value of their leases, (iv) an increase in early lease terminations or a decrease in lease renewals and (v) inability to re-lease vacant space due to a systemic shift in the demand for office space as a result of the recent proliferation of remote work. Additionally, the profitability of any retail properties in which the Fund may invest depends, in part, on the willingness of customers to visit the businesses of the Fund’s tenants. The risk, or public perception of the risk, of a pandemic or media coverage of infectious diseases could cause employees or customers to avoid properties in which the Fund invests, which could adversely affect foot traffic to businesses and tenants’ ability to adequately staff their businesses. Such events could adversely impact tenants’ sales and/or cause the temporary closure or slowdown of the businesses of tenants, which could severely disrupt their operations and have a material adverse effect on the Fund’s business, financial condition and results of operations. Similarly, the potential effects of quarantined employees of office tenants may adversely impact their businesses and affect their ability to pay rent on a timely basis.

Commercial Real Estate Lending Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Real Estate Lending Investments Risk
The Fund’s commercial real estate loans will be secured by commercial property and will be subject to risks of delinquency and foreclosure, and risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be adversely affected by, among other things,
•    tenant mix;
•    success of tenant businesses;
•    property management decisions;
•    property location, condition and design;
•    competition from comparable types of properties;
•    changes in laws that increase operating expenses or limit rents that may be charged;
•    changes in national, regional or local economic conditions and/or specific industry segments, including the credit and securitization markets;
•    declines in regional or local real estate values;
•    declines in regional or local rental or occupancy rates;
•    increases in interest rates, real estate tax rates and other operating expenses;
•    costs of remediation and liabilities associated with environmental conditions;
•    the potential for uninsured or underinsured property losses;
•    changes in governmental laws and regulations, including fiscal policies, zoning ordinances and environmental legislation and the related costs of compliance; and
•    acts of God, terrorist attacks, social unrest and civil disturbances.
In the event of any default under a mortgage loan held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations and limit amounts available for distribution to the Fund’s shareholders. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Foreclosure of a mortgage loan can be an expensive and lengthy process, which could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan.

Real Estate-Related Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate-Related Debt Risk
The Fund may invest in commercial real estate-backed non-recourse loans. Such loans involve many significant relatively unique and acute risks and the value of such loans, and whether and to what extent such loans perform as expected, will depend, in part, on the prevailing conditions in the market for real estate generally and, in particular, on the value of the collateral asset. Deterioration of real estate fundamentals may negatively impact the performance of portfolio assets. Whether obligors of loans originated or acquired by the Fund can repay their loans from the Fund will depend on a number of factors including but not limited to general economic and market conditions, local conditions, the quality and philosophy of management, competition based on rental rates, attractiveness and location of the properties, physical condition of the properties, quality of maintenance, insurance and management services and changes in operating costs. Events outside the control of such obligors, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government regulation (including those governing usage, improvements, zoning and taxes), interest rate levels, the availability of financing, participation by other partners in the financial markets, potential liability under changing laws, bankruptcy or financial difficulty of a major tenant and/or acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring real estate properties. In turn, this may impair such obligors’ ability to repay their loans from the Fund. In addition, there can be no assurance that any insurance required by the Fund to be maintained by obligors of loans originated or acquired by the Fund on real estate-related assets will be sufficient to cover losses suffered by such assets.
While acquisition of real estate properties contain many similar risks, real estate debt involve many unique risks. For instance, many, if not all, of the obligors with respect to loans originated or acquired by the Fund will be special purpose vehicles. With some exceptions, these loans will generally be “non-recourse” loans where the sole recourse for the repayment will be collateral assets. As a result, the ability of such obligors to make payments is dependent upon the underlying collateral assets rather than upon the existence of independent income or assets of such obligors or any parent guarantees. The securities or loans that the Fund originates or acquires in may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in obligors of such securities or loans repaying principal to the Fund earlier than expected, resulting in a lower return to the Fund than projected (even taking into consideration any make-whole or similar feature). In addition, certain of the loans or securities that the Fund holds may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time.

Construction-Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Construction-Related Investments Risk
The Fund may originate or acquire construction loans. Construction lending generally is considered to involve a higher degree of risk of non-payment and loss than other types of lending due to a variety of factors. If the costs to complete a project financed by a construction loan are higher than anticipated, the borrower may not be able to raise sufficient additional capital to complete the project. Similarly, if the time to complete a project is longer than is anticipated, there is a risk that the borrower will not be able to complete by maturity of the loan or that the borrower will not have sufficient funds to pay the carrying costs of the project. Because construction loans depend on timely, successful completion and the lease-up and commencement of operations post-completion, the Fund may need to increase its allowance for loan losses in the future to account for the likely increase in probable incurred credit losses associated with such loans. Further, as the lender under a construction loan, the Fund may be obligated to fund all or a significant portion of the loan at one or more future dates. The Fund may not have the funds available at such future date(s) to meet its funding obligations under the loan. In that event, the Fund would likely be in breach of the loan unless it is able to raise the funds from alternative sources, which it may not be able to achieve on favorable terms or at all. If the Fund fails to fund its commitment on a construction loan or if a borrower otherwise fails to complete the construction of a project, there could be adverse consequences associated with the loan, including: a loss of the value of the property securing the loan, especially if the borrower is unable to raise funds to complete construction from other sources; a borrower’s claim against the Fund for failure to perform under the loan documents; increased costs to the borrower that the borrower is unable to pay; a bankruptcy filing by the borrower; and abandonment by the borrower of the collateral for the loan.
The Fund may also extend loans whose purpose is to renovate, refurbish or expand a real estate property. Renovation, refurbishment or expansion of a collateral asset involves risks of cost overruns and non-completion. Costs of construction or renovation to bring a property up to standards established for the market intended for that property may exceed original estimates. Other risks may include: environmental risks, permitting risks, other construction risks and subsequent leasing of the property not being completed on schedule or at projected rental rates. If such construction or renovation is not completed in a timely manner, or if it costs more than expected, the related obligor may experience a prolonged impairment of net operating income and may not be able to make payments of interest or principal to the Fund or necessary expenses to own the asset such as insurance or real estate taxes, which could materially and adversely affect the Fund.

Mezzanine And B-Note Debt Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine and B-Note Debt Risks
The Fund may originate as well as acquire mezzanine and/or B-note debt. Mezzanine and B-note loans are typically subject to intercreditor arrangements, the provisions of which may prohibit or restrict the ability of the holder of a mezzanine or B-note loan to (i) exercise remedies against the collateral with respect to their loans; (ii) challenge any exercise of remedies against the collateral by the first lien lenders with respect to their first liens; (iii) challenge the enforceability or priority of the first liens on the collateral; and (iv) exercise certain other secured creditor rights, both before and during a bankruptcy of the borrower. Accordingly, the ability of the Fund to influence an obligor’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of a senior creditor. For example, under terms of intercreditor agreements, senior creditors will typically be able to restrict the exercise by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its assets in a timely manner or at all. Subordinate securities, such as mezzanine and B-note debt, have a higher risk of loss than more senior securities. Mezzanine and B-note debt securities are also subject to other creditor risks, including (i) the possible invalidation of a transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligations and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. In some circumstances the only available remedy the holder of the subordinate debt may have is to pay off the senior interests, and the Fund may not have sufficient funds to effectuate such pay offs. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities which might have been issued to the Fund in connection with the origination of such subordinate debt may become worthless. Accordingly, there can be no assurance that the Fund’s rate of return objectives will be realized.
Further, unlike mortgage financings in which a lender makes a loan to a property owner in exchange for a security interest in the underlying real property, real estate mezzanine financing is generally made to a direct or indirect parent of the property owner in exchange for a direct or indirect pledge of the equity interest in the property owner. The parent of the property owner is commonly set up as a single purpose entity intended to be a “bankruptcy remote” entity which owns only the equity interest in the property owner. In such a circumstance, the Fund’s remedies in the event of non-performance would include foreclosure on the equity interests pledged by the parent of such property. While the foreclosure process on such equity interests is generally less cumbersome and quicker than foreclosure on real property, such foreclosure process may nevertheless involve the risks discussed in the preceding paragraph. Furthermore, such mezzanine financing may involve multiple levels of mezzanine loans to multiple levels of mezzanine borrowers (each pledging its equity interest in the borrower under the more senior financing as collateral) and therefore the real asset may be negatively affected by separate levels of mezzanine financing. There can also be no guarantee that in such circumstances the Fund will be able to negotiate favorable intercreditor rights between itself as mezzanine lender and the senior lenders.

Participation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Participation Risk
The Fund may acquire exposure to commercial real estate loans by acquiring participation interests in such loans. Participations by the Fund in a seller’s portion of a loan typically result in a contractual relationship only with such seller of such participation interest, not with the borrower. In the case of a participation, the Fund will generally have the right to receive payments of principal, interest and any fees to which it is entitled only from the seller of such participation and only upon receipt by such seller of such payments from the borrower. By holding a participation in a loan, the Fund generally will have no right to directly enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set off against the borrower, and the Fund may not directly benefit from the underlying Real Assets. As a result, the Fund will assume the credit risk of both the borrower and the seller of such participation, which will remain the legal owner of record of the applicable loan. In the event of the insolvency of the seller, the Fund, by owning a participation, may be treated as a general unsecured creditor of the seller, and may not benefit from any set off between the seller and the borrower. In addition, the Fund may purchase a participation from a seller that does not itself retain any portion of the applicable loan and, therefore, may have limited interest in monitoring the terms of the loan agreement and the continuing creditworthiness of the borrower. When the Fund holds a participation in a loan, it will not have the right to vote under the applicable loan agreement with respect to every matter that arises thereunder, and it is expected that each seller will reserve the right to administer the loan sold by it as it sees fit and to amend the documentation evidencing such loan in all respects. Sellers voting in connection with such matters may have interests different from those of the Fund and may fail to consider the interests of the Fund in connection with their votes.
The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning seller and becomes a lender under the loan agreement with respect to that loan. As a purchaser of an assignment, the Fund generally will have the same voting rights as other lenders under the applicable loan agreement, including the right to vote to waive enforcement of breaches of covenants or to enforce compliance by the borrower with the terms of the loan agreement, and the right to set off claims against the borrower and to have recourse to collateral supporting the loan. Assignments are, however, arranged through private negotiations between assignees and assignors, and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning seller.
	Assignments and participations are often sold without recourse to the sellers, and the sellers will generally make limited or no representations or warranties about the underlying loan, the borrowers, and the documentation of the loans or any collateral securing the loans. In addition, the Fund will be bound by provisions of the underlying loan agreements, if any, that require the preservation of the confidentiality of information provided by the borrower. Because of certain factors including confidentiality provisions, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as are publicly traded securities.
Investing In Mortgages Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in Mortgages Risk
Investments in real estate mortgages may be first, second or third mortgages that may or may not be insured or otherwise guaranteed. In general, investments in mortgages include the following risks:
•    that the value of mortgaged property may be less than the amounts owed, causing realized or unrealized losses;
•    the borrower may not pay indebtedness under the mortgage when due, requiring the Fund to foreclose, and the amount recovered in connection with the foreclosure may be less than the amount owed;
•    that interest rates payable on the mortgages may be lower than the Fund’s cost of funds; and
•    in the case of junior mortgages, that foreclosure of a senior mortgage would eliminate the junior mortgage.
If any of the above were to occur, cash flows from operations and the Fund’s ability to make expected dividends to shareholders could be adversely affected.

Commercial Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Mortgage-Backed Securities Risk
Mortgage-backed securities are bonds which evidence interests in, or are secured by, commercial mortgage loans. Accordingly, CMBS are subject to all of the risks of the underlying mortgage loans. In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying commercial mortgage properties. CMBS are also subject to several risks created through the securitization process.
The Fund invests in the residual or equity tranches of CMBS, which are referred to as subordinate CMBS or interest-only CMBS. Subordinate CMBSs are paid interest only to the extent there are funds available to make payments. There are multiple tranches of CMBS, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. The most senior tranche of a CMBS has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. As a result, interest only CMBS possess the risk of total loss of investment in the event of prepayment of the underlying mortgages. There is no limit on the portion of the Fund’s total assets that may be invested in interest-only multifamily CMBS.
The Fund invests in interest-only multifamily CMBS issued by multifamily mortgage loan securitizations. However, these interest-only multifamily CMBS typically only receive payments of interest to the extent that there are funds available in the securitization to make the payment and may introduce increased risks since these securities have no underlying principal cash flows.

Investing In REITs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in REITs Risk
The Fund may invest in public (including non-traded REITs) and private REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are subject to risks similar to those associated with direct ownership of real estate (as discussed above), as well as additional risks discussed below.
REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive most of their income from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not subject to U.S. federal income tax on income distributed to shareholders provided they comply with the applicable requirements of the Code. The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. REITs are often leveraged or invest in properties that are themselves leveraged, exposing them to the risks of leverage generally. Among other things, leverage will generally increase losses during periods of real estate market declines.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities.
The Fund may be subject to additional risks with respect to its investments in nonaffiliated private REITs, including but not limited to:
•    The CIM Sub-Adviser may have limited or no control over the investment decisions made by any such private nonaffiliated REIT. Even though the private nonaffiliated REITs will be subject to certain constraints, the asset managers may change aspects of their investment strategies at any time. The CIM Sub-Adviser’s ability to withdraw an investment or allocate away from any private nonaffiliated REIT, may be constrained by limitations imposed by the private nonaffiliated REIT, which may prevent the Fund from actively managing its portfolio away from underperforming REITs or in uncertain markets. By investing in the Fund, a shareholder will not be deemed to be an investor in any REIT and will not have the ability to exercise any rights attributable to an investor in any such REIT related to their investment.
Because certain investments in private REITs are short-lived, the Fund may be unable to reinvest the distributions received from the private REIT in investments with similar returns, which could adversely impact the Fund’s performance.
•    The valuation of the Fund’s investments in private REITs will be impacted by the institutional asset managers of those REITs, which valuation may not be accurate or reliable. While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interests in private REITs are not publicly traded and the Fund will depend on the institutional asset manager to a private REIT to provide an initial valuation of those investments. Moreover, the valuation of the Fund’s investment in a private REIT, as provided by an institutional asset manager for its assets as of a specific date, may vary from the actual sales price of its assets or any secondary market value price for the underlying fund’s interest, if such investments were sold to a third party.
•    The Fund’s investments in private REITs may be subject to the credit risks of any borrowers of the debt investments held by certain of the private REITs. There is a risk that borrowers to certain REITs in which the Fund invests will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of an investment and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the investment. Default could reduce the value and liquidity of securities, thereby reducing the value of an investor’s investment. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Investing In Affiliated REITs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in Affiliated REITs Risk
In addition to those risks described above with respect to all REITs, investing in affiliated REITs may pose additional risks to the Fund. The Fund would only invest in affiliated REITs that offer their securities to unaffiliated third parties (including to existing security holders) and on the same terms and at the same times as such securities are offered to such unaffiliated third parties. Similarly, the Fund may only redeem shares of an affiliated REIT on the same terms and at the same times as redemptions are offered to such unaffiliated third parties. The Fund may therefore be limited in the affiliated REITs in which it can invest. As a result, the CIM Sub-Adviser may have a conflict of interest in selecting to invest the Fund’s assets in an affiliated REIT. The Fund may only invest in affiliated REITs to the extent permitted by applicable law and related interpretations of the staff of the SEC.

REIT Tax Risk For REIT Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Tax Risk for REIT Subsidiaries
The REIT Subsidiary has elected to be taxed as a REIT, and any additional REIT subsidiary is expected to elect to be taxed as a REIT beginning with the first year in which it commences material operations. In order for a REIT subsidiary to qualify and maintain its qualification as a REIT, it must satisfy certain requirements set forth in the Code and Treasury Regulations that depend on various factual matters and circumstances. The Fund and the CIM Sub-Adviser intend to cause any REIT subsidiary to structure its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the Internal Revenue Service (“IRS”) may interpret or apply those requirements in a manner that jeopardizes the ability of a REIT subsidiary to satisfy all of the requirements for qualification as a REIT.
If a REIT subsidiary fails to qualify as a REIT for any taxable year and it does not qualify for certain statutory relief provisions, it will be subject to U.S. federal income tax on its taxable income at the applicable corporate income tax rate. In addition, it would generally be disqualified from treatment as a REIT for the four taxable years following any taxable year in which it fails to qualify as a REIT. Loss of REIT status would reduce such REIT subsidiary’s net earnings available for investment or distribution to the Fund as a result of the imposition of entity-level tax on such REIT subsidiary. In addition, distributions to the Fund would no longer qualify for the dividends paid deduction, and such REIT subsidiary would no longer be required to make distributions. If this occurs, such REIT subsidiary might be required to borrow funds or liquidate some investments in order to pay the applicable tax.
To obtain the favorable tax treatment afforded to REITs under the Code, among other things, such REIT subsidiary generally will be required each year to distribute to its shareholders at least 90% of its REIT taxable income determined without regard to the dividends-paid deduction and excluding net capital gain. To the extent that it does not distribute all of its net capital gains, or distributes at least 90%, but less than 100%, of its REIT taxable income, as adjusted, it will have to pay an entity-level tax on amounts retained. Furthermore, if it fails to distribute during each calendar year at least the sum of (a) 85% of its ordinary income for that year, (b) 95% of its capital gain net income for that year, and (c) any undistributed taxable income from prior periods, it would have to pay a 4% nondeductible U.S. federal excise tax on the excess of the amounts required to be distributed over the sum of (x) the amounts that it actually distributed or has been deemed to have distributed and (y) the amounts it retained and upon which it paid income tax at the entity level. These requirements could cause it to distribute amounts that otherwise would be spent on investments in real estate assets, and it is possible that a REIT subsidiary might be required to borrow funds, possibly at unfavorable rates, or sell assets to fund the required distributions. The Fund will hold all of the common shares of any REIT subsidiary. In order to satisfy the Code’s 100-shareholder requirement, certain persons unaffiliated with the Advisers will purchase non-voting preferred shares of any REIT subsidiary. Such non-voting preferred shares are expected to have a nominal value.
In order to qualify as a REIT, not more than 50% of the value of each REIT subsidiary’s shares may be owned, directly or indirectly, through the application of certain attribution rules under the Code, by any five or fewer individuals, as defined in the Code to include specified entities, during the last half of any taxable year other than a REIT subsidiary’s first taxable year (the “50% Test”). For purposes of the 50% Test, each REIT subsidiary will “look through” to the beneficial owners of the Common Shares. Accordingly, if five or fewer individuals or certain specified entities during the last half of any calendar year own, directly or indirectly, more than 50% of a REIT subsidiary’s shares through the Fund, then such REIT subsidiary’s qualification as a REIT could be jeopardized. The CIM Sub-Adviser intends to monitor all purchases and transfers of each REIT subsidiary’s shares and the Common Shares by regularly reviewing, among other things, ownership filings required by the U.S. federal securities laws to monitor the beneficial ownership of each REIT subsidiary’s shares to ensure that each REIT subsidiary will meet and will continue to meet the 50% Test. However, the CIM Sub-Adviser may not have the information necessary for it to ascertain with certainty whether or not a REIT subsidiary satisfies the 50% test and may not be able to prevent each REIT subsidiary from failing the 50% Test. If a REIT subsidiary fails to satisfy the requirements related to the ownership of its outstanding capital stock, such REIT subsidiary would fail to qualify as a REIT and such REIT subsidiary would be required to pay U.S. federal income tax on its taxable income, and distributions to its shareholders would not be deductible by it in determining its taxable Income.
Additionally, in order to qualify as a REIT, each REIT subsidiary must meet the additional requirements described under “Certain U.S. Federal Tax Considerations – Requirements for Qualification as a REIT” relating to its organization, sources of income and nature of assets. The Fund intends to structure and operate any REIT subsidiary and conduct its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is complex, and it is possible that the IRS may interpret or apply those requirements in a manner that jeopardizes the ability of a REIT subsidiary to satisfy all of the requirements for qualification as a REIT or that the REIT subsidiary may be unable to satisfy all of the applicable requirements.

Middle-Market Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Middle-Market Lending Risk
Middle-Market investments involve a number of significant risks. Generally, little public information exists about these companies, and the Fund relies on the ability of the OFS Sub-Adviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and may lose money on its investments. Middle-Market companies may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees the Fund has obtained in connection with its investment. Such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.
Middle-Market companies are more likely to be considered lower grade investments, commonly called “junk bonds,” which are either rated below investment grade by one or more nationally-recognized statistical rating agencies at the time of investment, or may be unrated but determined by the OFS Sub-Adviser to be of comparable quality. On average, the debt in which the Fund may invest has contractual maturities between four and six years, and typically is not rated by any rating agency. The OFS Sub-Adviser believes, however, that if such investments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s Investors Service, lower than “BBB-” by Fitch Ratings or lower than “BBB-” by Standard & Poor’s). The Fund may invest without limit in debt of any rating, as well as debt that has not been rated by any nationally recognized statistical rating organization.
Lower grade securities or comparable unrated securities are considered predominantly speculative regarding the issuer’s ability to pay interest and principal, and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for lower grade debt tend to be very volatile and are less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: increased price sensitivity to a deteriorating economic environment; greater risk of loss due to default or declining credit quality; adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and if a negative perception of the lower grade debt market develops, the price and liquidity of lower grade securities may be depressed. This negative perception could last for a significant period of time.
Additionally, Middle-Market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s portfolio company and, in turn, on the Fund. Middle-Market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. In addition, the Fund’s executive officers, directors and the OFS Sub-Adviser may, in the ordinary course of business, be named as defendants in litigation arising from its investments in the portfolio companies.

Loan Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination Risk
The Fund may seek to originate loans which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans or similar investments. The Fund will be subject to the credit risk of borrowers of the loans it originates. See “Middle-Market Lending Risk”. The Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that the Fund will complete the sale of such an investment. If the Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments being over-concentrated in certain borrowers. The Fund will be responsible for any expenses associated with originating a loan and not covered by the borrower (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and holders of the Common Shares.
Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund engages in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund may be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its investments.
In addition, the portfolios of certain loans that the Fund may originate may be “covenant-lite” loans. The Fund uses the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund originates “covenant-lite” loans, the Fund may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Loans Risk
	Second lien loans generally are subject to the same risks associated with investments in senior secured loans. Because second lien loans and unsecured loans are lower in priority of payment to senior secured loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans are expected to have greater price volatility than senior secured loans and may be less liquid.
Equity Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Investment Risk
The Fund may purchase common stock, preferred stock and warrants in various portfolio companies, typically in connection with debt investments in the same portfolio companies. Although equity securities historically have generated higher average total returns than debt securities over the long term, equity securities may experience more volatility in those returns than debt securities. The equity securities the Fund acquires may fail to appreciate, decline in value or lose all value, and the Fund’s ability to recover its investment will depend on its portfolio company’s success. Investments in equity securities involve a number of significant risks, including the risk of further dilution in the event the portfolio company issues additional securities. Investments in preferred securities involve special risks, such as the risk of deferred distributions, illiquidity and limited voting rights.

Broadly Syndicated Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Broadly Syndicated Loans Risk
The Broadly Syndicated Loans in which the Fund invests are primarily rated below investment grade, but some Broadly Syndicated Loans may be unrated and of comparable credit quality. As a result, the risks associated with such Broadly Syndicated Loans are generally similar to the risks of other below investment grade fixed income instruments, although Broadly Syndicated Loans are senior and typically secured in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in below investment grade Broadly Syndicated Loans are considered speculative because of the credit risk of the borrowers. Such borrowers are more likely than investment grade borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income dividends. An economic downturn would generally lead to a higher non-payment rate, and a Broadly Syndicated Loan may lose significant fair value before a default occurs. Moreover, any specific collateral used to secure a Broadly Syndicated Loan may decline in value or become illiquid, which would adversely affect the Broadly Syndicated Loan’s value. Broadly Syndicated Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.
Broadly Syndicated Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a Broadly Syndicated Loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a Broadly Syndicated Loan. The collateral securing a Broadly Syndicated Loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a borrower. Some Broadly Syndicated Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Broadly Syndicated Loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of Broadly Syndicated Loans including, in certain circumstances, invalidating such Broadly Syndicated Loans or causing interest previously paid to be refunded to the borrower. Additionally, a Broadly Syndicated Loan may be “primed” in bankruptcy, which reduces the ability of the holders of the Broadly Syndicated Loan to recover on the collateral. Priming takes place when a debtor in bankruptcy is allowed to incur additional indebtedness by the bankruptcy court and such indebtedness has a senior or pari passu lien with the debtor’s existing secured indebtedness, such as existing Broadly Syndicated Loans or secured corporate bonds.
In addition, some of the Broadly Syndicated Loans in which the Fund may invest may be “covenant-lite” loans. The Fund uses the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, it may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
There may be less readily available information about most Broadly Syndicated Loans and the borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”), or registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Broadly Syndicated Loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and in addition are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the OFS Sub-Adviser will rely most often on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the OFS Sub-Adviser.
The OFS Sub-Adviser has observed that borrowers and transaction sponsors have more frequently utilized EBITDA add-backs to demonstrate run-rate profitability and, in some cases, to maintain compliance with leverage covenants. EBITDA add-backs involve a borrower or transaction sponsor adding certain expenses back to EBITDA based on assumptions regarding the anticipated effect of a transaction. In certain cases, borrowers may be permitted flexibility to add-back a variety of expenses to EBITDA, allowing the borrower to increase leverage under restrictive covenants. Additionally, borrowers may be permitted to designate unrestricted subsidiaries under the terms of their financing agreements, which would exclude such unrestricted subsidiaries from restrictive covenants under the financing agreement with the borrower. Without restriction under the financing agreement, the borrower could take various actions with respect to the unrestricted subsidiary including, among other things, incur debt, grant security on its assets, sell assets, pay dividends or distribute shares of the unrestricted subsidiary to the borrower’s shareholders. Any of these actions could increase the amount of leverage that the borrower is able to incur and increase the risk involved in our Broadly Syndicated Loans accordingly.
The secondary trading market for Broadly Syndicated Loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain Broadly Syndicated Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Broadly Syndicated Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Broadly Syndicated Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Broadly Syndicated Loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the Fund’s NAV. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in share prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Broadly Syndicated Loans and other debt obligations, impairing the Fund’s NAV.
Broadly Syndicated Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Broadly Syndicated Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Broadly Syndicated Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinions of the Advisers, do not represent fair value. If the Fund attempts to sell a Broadly Syndicated Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Broadly Syndicated Loan may be adversely affected.
The Fund will acquire Broadly Syndicated Loans through assignments and through participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, (i) the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation; and (ii) both the borrower and the institution selling the participation will be considered issuers for purposes of the Fund’s investment restriction concerning industry concentration. Further, in purchasing participations in lending syndicates, the Fund may be more limited than it otherwise would be in its ability to conduct due diligence on the borrower. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the Broadly Syndicated Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the Broadly Syndicated Loan.

Distressed Credit Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Credit Investments Risk
The Fund’s investments in distressed credit investments have significant risk of loss, and the Fund’s efforts to protect its distressed credit investments may involve large costs and may not be successful. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the distressed credit investments in which the Fund invests will eventually be satisfied (e.g., through liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed credit securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or plan of reorganization is adopted with respect to distressed credit investments the Fund holds, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. If the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed credit securities, the Fund may be restricted from disposing of such securities.
The Fund may hold the debt securities and loans of companies that are more likely to experience bankruptcy or similar financial distress, such as companies that are thinly capitalized, employ a high degree of financial leverage, are in highly competitive or risky businesses, are in a start-up phase, or are experiencing losses. The bankruptcy process has a number of significant inherent risks. Many events in a bankruptcy proceeding are the product of contested matters and adversarial proceedings and are beyond the control of the creditors. A bankruptcy filing by a company whose debt the Fund has purchased may adversely and permanently affect such company. If the proceeding results in liquidation, the liquidation value of the company may have deteriorated significantly from what the Fund believed to be the case at the time of the Fund’s initial investment. The duration of a bankruptcy proceeding is also difficult to predict, and a creditor’s return on investment can be adversely affected by delays until a plan of reorganization or liquidation ultimately becomes effective. The administrative costs in connection with a bankruptcy proceeding are frequently high and would be paid out of the debtor’s estate prior to any return to creditors. Because the standards for classification of claims under bankruptcy law are vague, the Fund’s influence with respect to the class of securities or other obligations it owns may be lost by increases in the number and amount of claims in the same class or by different classification and treatment. In the early stages of the bankruptcy process, it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. In addition, certain claims that have priority by law (for example, claims for taxes) may be substantial, eroding the value of any recovery by holders of other securities of the bankrupt entity.
A bankruptcy court may also re-characterize the Fund’s debt investment as equity, and subordinate all or a portion of the Fund’s claim to that of other creditors. This could occur even if the Fund’s investment had initially been structured as senior debt.

Below Investment Grade, Or High Yield, Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade, or High Yield, Instruments Risk
The Fund anticipates that substantially all of the credit and credit-related instruments in which it makes investments will be instruments that are rated below investment grade or are unrated. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.
Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, the Fund may have difficulty disposing of certain high-yield investments because there may be a limited trading market (or no trading market) for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.

Covenant Breach Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant Breach Risk
A borrower may fail to satisfy financial or operating covenants imposed by the Fund or other lenders, which could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize such company’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting company.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For corporate bonds, such payments often occur during periods of declining interest rates, which may require the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and dividends to shareholders. This is known as prepayment or “call” risk. Broadly Syndicated Loans are subject to prepayment risk and typically do not have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than the stated principal amount) only if certain prescribed conditions are met). The degree to which borrowers prepay Broadly Syndicated Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Broadly Syndicated Loan investors, among others. For these reasons, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the outstanding debt from which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.
Additionally, although the OFS Sub-Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. The need to satisfy the CLO’s covenants and identify acceptable assets may require the CLO collateral manager to purchase substitute assets at a lower yield than those initially acquired or require that the sale proceeds be maintained temporarily in cash. Either such action by the CLO collateral manager may reduce the yield that the CLO collateral manager is able to achieve. A CLO’s investment tests may incentivize a CLO collateral manager to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce the Fund’s return on investment and may have a negative effect on the fair value of its assets and the market value of its securities.
In addition, the reinvestment period for a CLO may terminate early, which may cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. There can be no assurance that the CLO collateral managers will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce the Fund’s net investment income and the fair value of that asset.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund may be exposed to counterparty risk in addition to credit risks associated with its lending activities. The Fund expects to conduct transactions with counterparties in the financial services industry. Many of the routine transactions the Fund enters into expose the Fund to significant credit risk in the event of default by one of its counterparties.
In the event of bankruptcy of a portfolio company, the Fund may not have full recourse to its assets in order to satisfy its loan, or its loan may be subject to equitable subordination. In addition, certain of the Fund’s loans may be subordinate to other debt of the portfolio company. If a portfolio company defaults on the Fund’s loan or on debt senior to the Fund’s loan, or in the event of a portfolio company bankruptcy, the Fund’s loan will be satisfied only after the senior debt receives payment. Where debt senior to the Fund’s loan exists, the presence of inter-creditor arrangements may limit the Fund’s ability to amend its loan documents, assign its loans, accept prepayments, exercise remedies (through “standstill” periods) and control decisions made in bankruptcy proceedings relating to the portfolio company. Bankruptcy and portfolio company litigation can significantly increase collection losses and the time needed for the Fund to acquire the underlying collateral in the event of a default, during which time the collateral may decline in value, causing the Fund to suffer losses.
Borrowers of Broadly Syndicated Loans may be permitted to designate unrestricted subsidiaries under the terms of their financing agreements, which would exclude such unrestricted subsidiaries from restrictive covenants under the financing agreement with the borrower. Without restriction under the financing agreement, the borrower could take various actions with respect to the unrestricted subsidiary including, among other things, incur debt, grant security on its assets, sell assets, pay dividends or distribute shares of the unrestricted subsidiary to the borrower’s shareholders. Any of these actions could increase the amount of leverage that the borrower is able to incur and increase the risk involved in the Fund’s investments in Broadly Syndicated Loans accordingly.
If the value of collateral underlying the Fund’s loan declines or interest rates increase during the term of the Fund’s loan, a portfolio company may not be able to obtain the necessary funds to repay the Fund’s loan at maturity through refinancing. Decreasing collateral value and/or increasing interest rates may hinder a portfolio company’s ability to refinance the Fund’s loan because the underlying collateral cannot satisfy the debt service coverage requirements necessary to obtain new financing. If a borrower is unable to repay the Fund’s loan at maturity, the Fund could suffer a loss which may adversely impact its financial performance.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Fund continuously offers its shares at NAV on a daily basis. However, certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Board has designated the Adviser as the “Valuation Designee.” Where possible, the Adviser utilizes independent pricing services to value certain portfolio instruments at their market value. If the pricing services are unable to provide a market value or if a significant event occurs such that the valuation(s) provided are deemed unreliable, the Adviser may value portfolio instrument(s) at their fair value, which is generally the amount an owner might reasonably expect to receive upon a current sale. Valuation risks associated with the Fund’s investments include, but are not limited to: a limited number of market participants compared to publicly traded investment grade securities, a lack of publicly available information about some borrowers, resale restrictions, settlement delays, corporate actions and adverse market conditions that may make it difficult to value or sell such instruments.
A large percentage of the Fund’s portfolio investments will not be publicly traded. The fair value of investments that are not publicly traded may not be readily determinable. The Adviser values these investments at fair value in good faith pursuant to Rule 2a-5. The types of factors that may be considered in valuing the Fund’s investments include the enterprise value of the portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flows, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to similar publicly traded securities, changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Adviser considers the pricing indicated by the external event to corroborate the Fund’s valuation. Because such valuations, and particularly valuations of private investments and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Adviser’s determinations of fair value may differ materially from the values that would have been used if a ready market for these investments existed and may differ materially from the values that the Fund may ultimately realize. The Fund’s NAV per each class of Common Shares could be adversely affected if the Adviser’s determinations regarding the fair value of these investments are higher than the values that the Fund realizes upon disposition of such investments.
Additionally, the Adviser’s participation in the Fund’s valuation process could result in a conflict of interest since the Adviser’s management fee is based on our net assets.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund may invest without limitation in securities that, at the time of investment, are illiquid (determined using the SEC’s standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in securities subject to restrictions on resale. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. The illiquidity of these investments may make it difficult for the Fund to sell such investments if the need arises. In addition, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded these investments.
Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. Each Sub-Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period.
Some loans and other instruments are not readily marketable and may be subject to restrictions on resale. Loans and other instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and other instruments in which the Fund will invest. Where a secondary market exists, the market for some loans and other instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
	Credit risk is the risk that one or more loans or other floating rate instruments in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. While a senior position in the capital structure of a borrower or issuer may provide some protection with respect to the Fund’s investments in certain loans, losses may still occur because the fair value of loans is affected by the creditworthiness of borrowers or issuers and by general economic and specific industry conditions and the Fund’s other investments will often be subordinate to other debt in the issuer’s capital structure. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default.
CLO Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Risks
Investing in senior secured loans indirectly through CLO securities involves particular risks. We are exposed to underlying senior secured loans and other credit investments through investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Loans may become nonperforming or impaired for a variety of reasons. Such nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail, among other things, a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty. Additionally, under certain circumstances, the equity owners of the borrowers in which CLOs invest may recoup their investments in the borrower, through a dividend recapitalization, before the borrower makes payments to the lender. For these reasons, an investor in a CLO may experience a reduced equity cushion or diminution of value in any debt investment, which may ultimately result in the CLO investor experiencing a loss on its investment before the equity owner of a borrower experiences a loss.
In addition, the portfolios of certain CLOs in which we invest may contain middle-market loans. Loans to middle-market companies may carry more inherent risks than loans to larger, publicly traded entities. Middle-market companies may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of our realizing any guarantees we may have obtained in connection with our investment. Such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. Additionally, middle-market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on us. Middle-market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Accordingly, loans made to middle-market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle-market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle-market loans in any CLO in which we may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle-market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
In addition, the portfolios of certain CLOs in which the Fund may invest may contain “covenant-lite” loans. The Fund uses the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund is exposed to “covenant-lite” loans, the Fund may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
Our investments in CLO securities and other structured finance securities involve certain risks. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. We and other investors in CLO and other structured finance securities ultimately bear the credit risk of the underlying collateral. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above considerations, CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including equity and subordinated debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) our investments in CLO equity and subordinated debt tranches will likely be subordinate in right of payment to other more senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we may invest, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs we may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.
Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default. We invest in subordinated notes issued by a CLO that comprise the equity tranche, which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. Subordinated notes are subject to greater risk than the secured notes issued by the CLO. CLOs are typically highly levered, utilizing up to approximately 9-13 times leverage, and therefore subordinated notes are subject to a risk of total loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet our expectations. In addition, CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs. See “Certain U.S. Federal Tax Considerations—Taxation as a Regulated Investment Company.”
CLOs generally may make payments on subordinated notes only to the extent permitted by the payment priority provisions of an indenture governing the notes issued by the CLO. CLO indentures generally provide that principal payments on subordinated notes may not be made on any payment date unless all amounts owing under secured notes are paid in full. In addition, if a CLO does not meet the asset coverage tests or the interest coverage test set forth in the indenture governing the notes issued by the CLO, cash would be diverted from the subordinated notes to first pay the secured notes in amounts sufficient to cause such tests to be satisfied.
The subordinated notes are unsecured and rank behind all of the secured creditors, known or unknown, of the issuer, including the holders of the secured notes it has issued. Relatively small numbers of defaults of instruments underlying CLOs in which we hold subordinated notes may adversely impact our returns. The leveraged nature of subordinated notes is likely to magnify the adverse impact on the subordinated notes of changes in the market value of the investments held by the issuer, changes in the distributions on those investments, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and availability, prices and interest rates of those investments.
CLO subordinated notes do not have a fixed coupon and payments on CLO subordinated notes will be based on the income received from the underlying collateral and the payments made to the secured notes, both of which may be based on floating rates. While the payments on CLO subordinated notes will vary, CLO subordinated notes may not offer the same level of protection against changes in interest rates as other floating rate instruments. An increase in interest rates would materially increase the financing costs of CLOs. Since underlying instruments held by a CLO may have SOFR floors, there may not be corresponding increases in investment income to the CLO (if SOFR increases but stays below the SOFR floor rate of such instruments) resulting in smaller distribution payments on CLO subordinated notes.
Subordinated notes are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for subordinated notes. At times, there may be no market for subordinated notes, and we may not be able to sell or otherwise transfer subordinated notes at their fair value, or at all, in the event that it determines to sell them. Investments in CLO subordinated notes may have complicated accounting and tax implications.
Our investments in the primary CLO market involve certain additional risks. Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than the face value of their investment.
We are subject to risks associated with loan accumulation facilities. We invest capital in loan accumulation facilities, which are short- to medium-term facilities often provided by the bank that will serve as the placement agent or arranger on a CLO transaction and which acquire loans on an interim basis that are expected to form part of the portfolio of such future CLO. Investments in loan accumulation facilities have risks that are similar to those applicable to investments in CLOs as described in this Prospectus. In addition, there is also mark-to-market risk in some loan accumulation facilities, and there typically will be no assurance that the future CLO will be consummated or that the loans held in such a facility are eligible for purchase by the CLO. Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks. Loan accumulation facilities typically incur leverage from three to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
CLO investments involve complex documentation and accounting considerations. CLOs and other structured finance securities in which we expect to invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments. For example, some documents governing the loans underlying our CLO investments may allow for “priming transactions,” in connection with which majority lenders or debtors can amend loan documents to the detriment of other lenders, amend loan documents in order to move collateral, or amend documents in order to facilitate capital outflow to other parties/subsidiaries in a capital structure, any of which may adversely affect the rights and security priority of the CLOs in which we are invested.
The accounting and tax implications of the CLO investments that we intend to make are complicated and involve assumptions based on management’s judgment. In particular, reported earnings from CLO equity securities under U.S. generally accepted accounting principles, or “GAAP,” are recognized as an effective yield calculated from estimated total cash flows from the CLO investments over the expected holding periods of the investments, which can be as long as six to seven years. These estimated cash flows require assumptions regarding future transactions and events within the CLO entities concerning their portfolios and will be based upon the best information under the circumstances and may require significant management judgment or estimation. The principal assumptions included in these estimates include, but are not limited to, prepayment rates, interest rate margins on reinvestments, default rates, loss on default, and default recovery period within the CLO entities. If any of these assumptions prove to be inaccurate, the estimated cash flows could also be inaccurate.
GAAP earnings are based on the effective yields derived from cash flows from the CLO securities without regard to timing of income recognition for tax purposes, which may cause our GAAP earnings to diverge from our investment company taxable income and may result in the characterization of a non-taxable (i.e., return of capital) distribution from CLO investments as interest income in our financial statements. Conversely, events within the CLO, such as gains from restructuring or the prepayment of the underlying loans-which may not impact CLO cash flows, can result in taxable income without similar income recognized for GAAP earnings. These differences between accounting treatment and tax treatment of income from these investments may resolve gradually over time or may resolve through recognition of a capital gain or loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity. Additionally, under certain circumstances, we may be required to take into account income from CLO investments for tax purposes no later than such income is taken into account for GAAP purposes, which may accelerate our recognition of taxable income.
Current taxable earnings on these investments will generally not be determinable until after the end of the tax year of each individual CLO that ends within our fiscal year and the CLO sponsor provides its tax reporting to us, even though the investments will generate cash flow throughout our fiscal year. Since our income tax reporting to stockholders is on a calendar year basis, we will be required to estimate taxable earnings from these investments from September 30th, the end of our fiscal year, through December 31st. Effective execution of our distribution policy will require us to estimate taxable earnings from these investments and pay distributions to our stockholders based on these estimates. If our estimates of taxable earnings are greater than actual taxable earnings from these investments determined as of the end of the calendar year, a portion of the distributions paid during that year may be characterized as a return of capital. If our estimates of taxable earnings are lower than actual taxable earnings as of the end of the calendar year, we may incur excise taxes and/or have difficulties maintaining our tax treatment as a RIC. See “Risks Relating to the Fund’s RIC Status.”
Risks Related to Market Size. Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

Risks Related To The Risk Retention Rules [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Risk Retention Rules
The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom law to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
Section 941 of the Dodd-Frank Act added a provision to the Exchange Act, as amended, requiring the seller, sponsor or securitizer of a securitization vehicle to retain no less than five percent of the credit risk in assets it sells into a securitization and prohibiting such securitizer from directly or indirectly hedging or otherwise transferring the retained credit risk. The responsible federal agencies adopted final rules implementing these restrictions on October 22, 2014. The risk retention rules became effective with respect to CLOs two years after publication in the Federal Register. Under the final rules, the asset manager of a CLO is considered the sponsor of a securitization vehicle and is required to retain five percent of the credit risk in the CLO, which may be retained horizontally in the equity tranche of the CLO or vertically as a five percent interest in each tranche of the securities issued by the CLO. Although the final rules contain an exemption from such requirements for the asset manager of a CLO if, among other things, the originator or lead arranger of all of the loans acquired by the CLO retain such risk at the asset level and, at origination of such asset, takes a loan tranche of at least 20% of the aggregate principal balance, it is possible that the originators and lead arrangers of loans in this market will not agree to assume this risk or provide such retention at origination of the asset in a manner that would provide meaningful relief from the risk retention requirements for CLO managers.
Collateral managers of “open market CLOs” are no longer required to comply with the U.S. risk retention rules at this time. On February 9, 2018, a three-judge panel (the “Panel”) of the United States Court of Appeals for the D.C. Circuit (the “Appellate Court”) ruled in favor of an appeal by the Loan Syndications and Trading Association (the “LSTA”) against the SEC and the Board of Governors of the Federal Reserve System (the “Applicable Governmental Agencies”) that managers of so-called “open market CLOs” are not “securitizers” under Section 941 of the Dodd-Frank Act and, therefore, are not subject to the requirements of the U.S. risk retention rules (the “Appellate Court Ruling”). The LSTA was appealing from a judgment entered by the United States District Court for the District of Columbia (the “D.C. District Court”), which granted summary judgment in favor of the SEC and Federal Reserve and against the LSTA with respect to its challenges. On April 5, 2018, the D.C. District Court entered an order implementing the Appellate Court Ruling and thereby vacated the U.S. risk retention rules insofar as they apply to CLO managers of “open market CLOs”.
As such, collateral managers of open market CLOs are no longer required to comply with the U.S. risk retention rules at this time. It is possible that some collateral managers of open market CLOs will decide to dispose of the notes constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise permitted by the U.S. risk retention rules. As a result of this decision, certain CLO managers of “open market CLOs” will no longer be required to comply with the U.S. risk retention rules solely because of their roles as managers of “open market CLOs”, and there may be no “sponsor” of such securitization transactions and no party may be required to acquire and retain an economic interest in the credit risk of the securitized assets of such transactions.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the U.S. risk retention rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the U.S. risk retention rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the U.S. risk retention rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the U.S. risk retention rules and other factors.
In the European Union and the United Kingdom, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation EU 2017/2402 of the European Parliament and the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization including any implementing regulation, technical standards and official guidance related thereto, as may be amended, varied or substituted from time to time (the “EU Securitization Regulation”) became effective on January 17, 2018 and applies to all new securitizations issued on or after January 1, 2019. The EU Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to European credit institutions, institutions for occupational retirement provision, investment firms, insurance and reinsurance companies, alternative investment fund managers that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC and the management companies thereof and, subject to some exceptions, institutions for occupational pension provision (IORPs), each as set out in the EU Securitization Regulation (such investors, “EU Affected Investors”). Such EU Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the EU Securitization Regulation.
The securitization framework in the UK is currently set out in: (i) the Securitisation Regulations 2024 (SI 2024/102) (the “SR 2024”) made by the UK Treasury, (ii) the Securitisation Sourcebook of the Financial Conduct Authority Handbook (the “FCASR”) published by the UK Financial Conduct Authority (the “FCA”), (iii) the Securitisation Part of the Prudential Regulation Authority Rulebook (the “PRASR”) published by the UK Prudential Regulation Authority (the “PRA”), and (iv) those provisions of the Financial Services and Markets Act 2000 (the “FSMA”) conferring power on the UK Treasury, the FCA and the PRA to make, respectively, the SR 2024, the rules in the FCASR and the rules in the PRASR, and those provisions of the FSMA referred to in, as applicable, the SR 2024, the FCASR and the PRASR, in the case of each of paragraphs (i) to (iv) (inclusive), as amended, supplemented or replaced from time to time (together, the “UK Securitization Framework” and, together with the EU Securitization Regulation, the “Securitization Regulations”).
The UK Securitization Framework applies to insurance undertakings and reinsurance undertakings as defined in the FSMA, the trustee or managers of, occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes, alternative investment fund managers as defined in the Alternative Investment Fund Managers Regulations 2013 which market or manage alternative investment funds in the UK (and additionally, small registered UK alternative investment fund managers as defined in the UK Alternative Investment Fund Managers Regulations 2013), UCITS (as defined in the FSMA), which are authorized open ended investment companies as defined in the FSMA, and management companies as defined in the FSMA, Financial Conduct Authority firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA subject to amendments made by the Capital Requirements (Amendment) (EU Exit) Regulations 2018 (SI 2018/1401) and as amended (the “UK CRR”), CRR firms as defined in the UK CRR and certain consolidated affiliates of such UK CRR firms (such investors and each relevant affiliate, “UK Affected Investors” and together with EU Affected Investors, the “Affected Investors”). UK Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the UK Securitization Framework. The Securitization Regulations restrict Affected Investors from investing in securitizations unless, among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures; (ii) the risk retention is disclosed to the investor in accordance with the applicable Securitization Regulation and (iii) certain information and/or reports (which in the case of EU Affected Investors must fully comply with the EU Securitization Regulation transparency requirements); and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the Securitization Regulations and risk retention requirements that applied prior to the enactment of the Securitization Regulations, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that Affected Investors can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of EEA/UK regulated institutional investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, regulatory guidance, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lender Liability Risk
A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.
In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”
Because affiliates of, or persons related to, the Advisers may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time of incurrence of indebtedness. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Under current market conditions, the Fund intends to utilize leverage principally through (i) Borrowings in an aggregate amount of up to 33 1/3% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such Borrowings) immediately after such Borrowings or (ii) the issuance of preferred shares in an aggregate amount of up to 50% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such issuance) immediately after such issuance. Leverage may result in greater volatility of the NAV and distributions on the Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from are borne entirely by shareholders. Common Share income may fluctuate if the interest rate on Borrowings changes. In addition, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to shareholders will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to shareholders than if the Fund were not so leveraged. In addition, the costs associated with the Fund’s incurrence and maintenance of leverage could increase over time. There can be no assurance that the Fund’s leveraging strategy will be successful.
Any decline in the NAV of the Fund will be borne entirely by shareholders. Therefore, if the fair value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to shareholders than if the Fund were not leveraged.
Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.
Currently, the Fund has an unsecured credit facility with a bank in place under which the Fund can borrow up to $70.0 million, subject to a borrowing base calculation. Subject to the satisfaction of certain conditions and the borrowing base calculation, the Fund can increase the amount that it may borrow under the unsecured credit facility to $100.0 million. Outstanding advances under the unsecured credit facility bear interest at the rate of SOFR plus 4.00%. The Fund also pays a quarterly facility fee of 0.125% of the commitment under the unsecured credit facility. The unsecured credit facility contains certain customary covenants, including a maximum debt to asset value ratio covenant and a minimum liquidity requirement. The unsecured credit facility matures in December 2026, provided that the Fund may elect to extend the maturity date for two periods of 12 months each, in each instance upon satisfaction of certain conditions. As of January 16, 2026, $35.0 million was outstanding under the unsecured credit facility at a weighted average interest rate of 7.69%.
The Fund has a Reverse Repo Facility with JP Morgan, which provides for financing primarily through JP Morgan’s purchase of certain assets from the Fund and an agreement by the Fund to repurchase such assets back at an agreed-upon future date and price. In the event of the Fund’s default of the obligation to repurchase, JP Morgan has the right to liquidate the assets and apply the proceeds in satisfaction of the Fund’s obligation to repurchase. The Reverse Repo Facility carries a rolling term which is reset monthly and advances thereunder may be made based on one-month Term SOFR plus a spread designated by JP Morgan, which as of January 16, 2026, ranged from 0.65% to 1.40%. As of January 16, 2026, the Fund had 20 CMBS and 17 CLO Debt investments with an aggregate fair value of $114.2 million financed with $87.0 million in borrowings under the Reverse Repo Facility at a weighted average interest rate of 4.89%. The average outstanding balance under the Reverse Repo Facility from October 1, 2025 to January 16, 2026, was $65.3 million. See “Risks—Reverse Repurchase Agreements Risk.”
The following table illustrates the effect of the unsecured credit facility and the Reverse Repo Facility on returns from an investment in Common Shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on the Fund’s Portfolio (Net of Expenses)	(10)%	(5)%	—%	5%	10%
Corresponding return to common shareholders (1)	(18.84)%	(10.91)%	(2.99)%	4.93%	12.86%
(1) The hypothetical return to common shareholders is calculated by multiplying the Fund’s total assets as of January 16, 2026 by the assumed rates of return and subtracting all interest on the Fund’s unsecured credit facility and Reverse Repo Facility expected to be paid during the twelve months following January 16, 2026, and then dividing the resulting difference by our total net assets attributable to common stock as of January 16, 2026. Based on $377.1 million in total assets, $238.0 million in net assets and $122.0 million outstanding under the unsecured credit facility and Reverse Repo Facility at a weighted average interest rate of 5.71% as of January 16, 2026. Based on an outstanding indebtedness of $122.0 million as of January 16, 2026 and the weighted average interest rate of 5.71% as of that date, our investment portfolio at fair value would have had to produce an annual return of approximately 2.05% to cover annual interest payments on the outstanding debt.
As of January 16, 2026, the Fund had two wholly-owned properties with outstanding mortgage notes: one bearing a floating interest rate of SOFR plus 3.50% with an outstanding principal balance and fair value of $28.5 million maturing on December 12, 2026, and one bearing a fixed interest rate of 5.06% with an outstanding principal balance and fair value of $18.7 million maturing on January 1, 2031. In addition, as of January 16, 2026, the Fund had certain co-investments in real assets that had mortgage notes outstanding. As of January 16, 2026, the Fund’s share of the mortgage notes outstanding related to these co-investments had a carrying value of $48.9 million with a fair value of $48.4 million.
If cash flow is insufficient to pay principal and interest on borrowings, a default could occur, ultimately resulting in foreclosure of any security instrument securing the debt and a complete loss of the investment, which could result in losses to the Fund.
In addition, the Fund has entered into a TRS through a wholly-owned subsidiary. A TRS is a specific type of swap contract in which one party agrees to make periodic payments to another party based on the return of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS is typically used to obtain exposure to a basket of securities or loans or market without owning or taking physical custody of such securities or loans or investing directly in such market. The TRS effectively adds leverage to our portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. See “Risks—Total Return Swap Risk.”
	In addition to any indebtedness incurred by the Fund, the Fund also utilizes leverage by mortgaging certain properties held by the Fund’s subsidiaries (including the REIT Subsidiary) or by acquiring properties with existing debt. Any such leverage relating to properties that are primarily controlled by the Fund will be consolidated with any leverage incurred directly by the Fund and subject to the 1940 Act’s limitations on leverage, which allows for borrowings in an aggregate amount of up to 33 1/3% of the Fund’s total assets.
Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk
The Fund uses reverse repurchase agreements, which involve many of the same risks involved in the Fund’s use of leverage, as the proceeds from the reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments. Any use by the Fund of reverse repurchase agreements will be subject to Rule 18f-4.

Total Return Swap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Total Return Swap Risk
The Fund has entered into a TRS, and may enter into additional TRS agreements that expose the Fund to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage, as well as a risk of imperfect correlation between the value of the TRS and the assets underlying the TRS. A TRS is a contract in which one party agrees to make periodic payments to another party based on the return of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS is typically used to obtain exposure to a basket of securities or loans or market without owning or taking physical custody of such securities or loans or investing directly in such market. A TRS effectively adds leverage to our portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. A TRS is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty. In addition, because a TRS is a form of synthetic leverage, such arrangements are subject to risks similar to those associated with the use of leverage.

Advisory Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Advisory Fee Risk
Pursuant to each Advisory Agreement, the Advisers (and indirectly, the Sub-Advisers) are entitled to receive the Management Fee, regardless of our performance. The Adviser is entitled to receive an asset management fee based upon the daily value of the Fund’s net assets. The Adviser’s entitlement to substantial non-performance based compensation might reduce its incentive to devote time and effort to seeking profitable opportunities for the Fund’s portfolio.
The incentive fee payable by the Fund to the Adviser (and indirectly to the Sub-Advisers) may create an incentive for the Adviser or the Sub-Advisers to pursue investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in the Fund investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable by the Fund to the Adviser (and indirectly to the Sub-Advisers) is based on Pre-Incentive Fee Net Investment Income, as calculated in accordance with the Investment Advisory Agreement. This may encourage the Adviser or the Sub-Advisers to use leverage to increase the return on investments, even when it may not be appropriate to do so, and to refrain from de-levering when it may otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of the Fund’s securities.
	Additionally, the Adviser is entitled to incentive compensation for each fiscal quarter based, in part, on Pre-Incentive Fee Net Investment Income, if any, for the immediately preceding fiscal quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of NAV, decreases in NAV make it easier to achieve the performance threshold, and the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio.
Duration And Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration and Maturity Risk
The Fund has no fixed policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will increase the Fund’s exposure to the credit and interest rate risks described above, including with respect to changes in interest rates through the Fund’s credit and credit-related investments as well as increased exposure to risk of loss.

Potential Conflicts Of Interest Risk — Allocation Of Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk — Allocation of Personnel
The Fund’s executive officers and trustees, and the personnel of the Advisers, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Advisers or their affiliates. As a result, they will have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its shareholders or could result in actions or inactions that are detrimental to the Fund’s business, strategy and opportunities. Additionally, certain personnel of the Advisers and their management may face conflicts in their time management and commitments. The Advisers may experience conflicts of interest relating to the allocation of the Advisers’ time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Advisers and their affiliates; compensation to the Advisers; services that may be provided by the Advisers and their respective affiliates to issuers in which the Fund invests; investment by the Fund and other clients of the Advisers, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Advisers; differing recommendations given by the Advisers to the Fund versus other clients; the Advisers’ use of information gained from issuers in the Fund’s portfolio investments by other clients, subject to applicable law; and restrictions on the Advisers’ use of “inside information” with respect to potential investments by the Fund.

Potential Conflicts Of Interest Risk — Allocation Of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
The Adviser and each Sub-Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser, the Sub-Advisers or their respective affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser and each Sub-Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser or the Sub-Advisers.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment or hold an investment when it would otherwise dispose of it, in each case, in order to comply with applicable law.
The Adviser, the Sub-Advisers, their affiliates and their clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and the Sub-Advisers and their affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser and the Sub-Advisers may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Adviser and the Sub-Advisers. Certain other Advised Funds pay the Adviser, the Sub-Advisers or their affiliates greater performance-based compensation, which could create an incentive for the Adviser, the Sub-Advisers or an affiliate to favor such investment fund or account over the Fund.

Potential Conflicts Of Interest Risk – Purchases And Sales By The Fund And Other Clients [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk – Purchases and Sales by the Fund and Other Clients
Conflicts may arise when the Fund makes an investment in conjunction with an investment being made by the Advised Funds or other clients of the Adviser, Sub-Advisers or their affiliates, or in a transaction where another client or client of such affiliates has already made an investment. Investment opportunities are, from time to time, appropriate for more than one client of the Adviser, Sub-Advisers or their affiliates in the same, different or overlapping securities of a portfolio company’s capital structure. Conflicts arise in determining the terms of investments, particularly where these clients may invest in different types of securities in a single portfolio company. Questions arise as to whether payment obligations and covenants should be enforced, modified or waived, or whether debt should be restructured, modified or refinanced.
The Fund may invest in debt and other securities of companies in which other clients hold those same securities or different securities, including equity securities. In the event that such investments are made by the Fund, the Fund’s interests will at times conflict with the interests of such other clients or clients of the Adviser’s or the Sub-Advisers’ affiliates, particularly in circumstances where the underlying company is facing financial distress. Decisions about what action should be taken, particularly in troubled situations, raises conflicts of interest, including, among other things, whether or not to enforce claims, whether or not to advocate or initiate a restructuring or liquidation inside or outside of bankruptcy, and the terms of any work-out or restructuring. The involvement of multiple clients at both the equity and debt levels could inhibit strategic information exchanges among fellow creditors, including among the Fund, the Advised Funds and other clients of the Adviser, Sub-Advisers or their affiliates. In certain circumstances, the Fund, the Advised Funds or other clients of the Adviser, Sub-Advisers or their affiliates may be prohibited from exercising voting or other rights and may be subject to claims by other creditors with respect to the subordination of their interest.
For example, in the event that one client has a controlling or significantly influential position in a portfolio company, that client may have the ability to elect some or all of the board of directors of such a portfolio company, thereby controlling the policies and operations, including the appointment of management, future issuances of securities, payment of dividends, incurrence of debt and entering into extraordinary transactions. In addition, a controlling client is likely to have the ability to determine, or influence, the outcome of operational matters and to cause, or prevent, a change in control of such a portfolio company. Such management and operational decisions may, at times, be in direct conflict with the Fund, the Advised Funds or other clients that have invested in the same portfolio company that do not have the same level of control or influence over the portfolio company.
If additional capital is necessary as a result of financial or other difficulties, or to finance growth or other opportunities, the Fund, the Advised Funds or other clients of the Adviser, Sub-Advisers or their affiliates may or may not provide such additional capital, and if provided each client will supply such additional capital in such amounts, if any, as determined by the Adviser, Sub-Advisers and/or their affiliates. Investments by more than one client of the Adviser, Sub-Advisers or their affiliates in a portfolio company also raises the risk of using assets of a client of the Adviser, Sub-Advisers or their affiliates to support positions taken by other clients of the Adviser, Sub-Advisers or their affiliates, or that a client may remain passive in a situation in which it is entitled to vote. In addition, there may be differences in timing of entry into, or exit from, a portfolio company for reasons such as differences in strategy, existing portfolio or liquidity needs, different client mandates or fund differences, or different securities being held. These variations in timing may be detrimental to the Fund.
The application of the Fund’s investment mandate as compared to investment mandates of other clients of the Adviser, the Sub-Advisers or their affiliates and the policies and procedures of the Adviser, Sub-Advisers and their affiliates are expected to vary based on the particular facts and circumstances surrounding each investment by two or more clients, in particular when those clients are in different classes of an issuer’s capital structure (as well as across multiple issuers or borrowers within the same overall capital structure) and, as such, there may be a degree of variation and potential inconsistencies, in the manner in which potential or actual conflicts are addressed.

Limitations On Transactions With Affiliates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limitations on Transactions with Affiliates Risk
Our Adviser and Sub-Advisers will experience conflicts of interest in connection with the management of our business affairs relating to and arising from a number of matters, including: the allocation of investment opportunities by our Adviser and Sub-Advisers and their affiliates; compensation to our Adviser and Sub-Advisers; services that may be provided by our Adviser and Sub-Advisers and their affiliates to issuers in which we invest; investments by us and other clients of our Adviser and Sub-Advisers, subject to the limitations of the 1940 Act, as described below; the formation of additional investment funds managed by our Adviser or Sub-Advisers; differing recommendations given by our Adviser and Sub-Advisers to us versus other clients; our Adviser’s and Sub-Advisers’ use of information gained from issuers in our portfolio for investments by other clients, subject to applicable law; and restrictions on our Adviser’s and Sub-Advisers’ use of “inside information” with respect to potential investments by us.
Furthermore, the 1940 Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by the Adviser or the Sub-Advisers or any of their respective affiliates. However, the Fund may, under certain circumstances, purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the Adviser or the Sub-Advisers between the interests of the Fund and the portfolio company, in that the ability of the Adviser or the Sub-Advisers to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of its affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.
The Fund, the Adviser, the Sub-Advisers and certain funds that the Adviser and Sub-Advisers manage have obtained the Order that allows the Fund to co-invest in portfolio companies alongside certain other Advised Funds, in accordance with the conditions specified in the Order. Pursuant to the Order, the Fund is generally permitted to co-invest with Advised Funds if a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees makes certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transaction, including the consideration to be paid, are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s investment objective and strategies. As a result of the Order, there could be significant overlap in the Fund’s investment portfolio and the investment portfolio of the Advised Funds and/or other funds established by the Adviser, the Sub-Advisers or their affiliates that could avail themselves of the Order.
In addition, the Fund has filed a new application for exemptive relief that, if granted, would supersede the Fund’s existing Order and permit the Fund to co-invest pursuant to a different set of conditions than those in the Fund’s existing Order. However, there is no guarantee that such application will be granted.

Dependence On Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Key Personnel Risk
The Adviser and the Sub-Advisers are dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Adviser or the Sub-Advisers were to lose the services of these individuals, their ability to service the Fund could be adversely affected. As with any managed fund, the Adviser and the Sub-Advisers may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The Fund’s NAV changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s and Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. The Adviser and the Sub-Advisers have informed the Fund that the investment professionals associated with the Adviser or the Sub-Advisers, as the case may be, are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Adviser or the Sub-Advisers may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.
In addition, during any periods of rising inflation, the borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Payment-In-Kind And Original Issue Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment-In-Kind and Original Issue Discount Risk
Certain of the credit or credit-related securities in which the Fund may invest may offer a flexible payment and covenant structure to portfolio companies that may not provide the same level of protection to the Fund as more restrictive conditions that traditional lenders typically impose on borrowers. For example, the Fund’s investments may include an end-of-term payment, payment-in-kind (“PIK”) interest payment and/or original issue discount (“OID”). If a portfolio company fails to satisfy financial or operating covenants imposed by the Fund or other lenders, the company may default on the Fund’s loan which could potentially lead to termination of its loans and foreclosure on its assets. If a portfolio company defaults under the Fund’s loan, this could trigger cross-defaults under other agreements and jeopardize such portfolio company’s ability to meet its obligations under the loans that the Fund holds, including payment to us of the end-of-term payment, PIK interest payment and/or OID. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.
To the extent that the Fund invests in OID instruments, including PIK loans, zero coupon bonds, and debt securities with attached warrants, investors will be exposed to the risks associated with the inclusion of such non-cash income in taxable and accounting income prior to receipt of cash, including the following risks:
•    the interest payments deferred on a PIK loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan;
•    the interest rates on PIK loans are higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments;
•    market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash;
•    PIK instruments may have unreliable valuations because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral;
•    the use of PIK and OID securities may provide certain benefits to the Adviser and the Sub-Advisers, including increasing management fees and incentive fees;
•    for U.S. federal income tax purposes, the Fund may be required to make distributions of OID income to shareholders without receiving any cash and such distributions have to be paid from offering proceeds or the sale of assets without investors being given any notice of this fact; and
•    the required recognition of OID, including PIK, interest for U.S. federal income tax purposes may have a negative impact on liquidity, because it represents a non-cash component of the taxable income that must, nevertheless, be distributed in cash to investors to avoid it being subject to corporate level taxation.

Competition For Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investment Opportunities
The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inadequate Return Risk No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Common Shares.
Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
	The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Lack Of Funds To Make Additional Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Funds to Make Additional Investments Risk
The Fund may not have the funds or ability to make additional investments in its portfolio companies. After the Fund’s initial investment in a portfolio company, it may be called upon from time to time to provide additional funds to such company or have the opportunity to increase its investment through the exercise of a warrant to purchase common shares. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.

Uncertain Exit Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Exit Strategies
Due to the illiquid nature of some of the positions that the Fund is expected to acquire, as well as the risks associated with the Fund’s investment strategies, the Fund is unable to predict with confidence what the exit strategy may ultimately be for any given investment, or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors.

Sourcing Of Suitable Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Sourcing of Suitable Assets Risk No assurance can be given the Sub-Advisers will be able to find enough appropriate investments that meet the Fund’s investment criteria.
Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk
	The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer other than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has qualified and intends to qualify annually for the special tax treatment available to “regulated investment companies” under Subchapter M of the Code, and thus intends to continue to satisfy the diversification requirements of Subchapter M, including its less stringent diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities.
Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Payment Risk
The Fund cannot assure investors that it will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the
Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s adjusted tax basis in his or her Common Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the adjusted tax basis in the Common Shares. As a result of such reduction in adjusted tax basis, shareholders may be subject to tax in connection with the sale of Common Shares, even if such Common Shares are sold at a loss relative to the shareholder’s original investment.

Inadequate Network Of Broker-Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inadequate Network of Broker-Dealer Risk
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Dealer Manger to establish, operate and maintain a network of Selling Agents to sell the Common Shares. If the Dealer Manager fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

“Best-Efforts” Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Best-Efforts” Offering Risk
This offering is being made on a best efforts basis, whereby the Distributor is not required to sell any specific number or dollar amount of Common Shares, but will use its best efforts to distribute the Common Shares. Shares will not be listed on any national securities exchange and the Distributor will not act as a market marker in Shares. To the extent that less than the maximum number of Common Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Investor Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investor Dilution Risk
Investors in this offering will purchase Common Shares at a price equal to the then current NAV per each class of Common Shares plus the applicable sales load. Additionally, the Fund will bear certain expenses in connection with its organization and the continuous offering of its Common Shares. As a result, investors in this offering will incur immediate dilution of their investment when purchasing Common Shares.
In addition, shareholders will not have preemptive rights. The Declaration of Trust authorizes it to issue an unlimited number of Common Shares. If the Fund engages in a subsequent offering of Common Shares or securities convertible into Common Shares, issues additional Common Shares pursuant to its DRP or otherwise issues additional Common Shares, investors who purchase Shares in this offering who do not participate in those other stock issuances will experience dilution in their percentage ownership of the Fund’s outstanding Common Shares. Furthermore, an investor may experience a dilution in the value of the Common Shares depending on the terms and pricing of any Share issuances (including the Common Shares being sold in this offering) and the value of the Fund’s assets at the time of issuance.

Risks Relating To The Fund’s RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Fund’s RIC Status
Although the Fund has elected to be treated, and intends to qualify annually, as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to U.S. federal income tax on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of U.S. federal income tax at corporate rates on income and gains timely distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income, asset-diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund timely distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s shareholders.

RIC-Related Risks Of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related Risks of Investments Generating Non-Cash Taxable Income
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Common Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to shareholders. OID creates the risk of non-refundable cash payments to the Advisers based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

CLO Anti-Deferral Provision Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Anti-Deferral Provision Risks
The Fund has purchased and may in the future purchase residual or subordinated interests in CLOs that are treated for U.S. federal income tax purposes as shares in a “passive foreign investment company,” or a “PFIC.” If the Fund acquires shares in a PFIC (including equity tranche investments in CLOs that are PFICs), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. This additional tax and interest may apply even if the Fund makes a distribution in an amount equal to any “excess distribution” or gain from the disposition of such shares as a taxable dividend by the Fund to its shareholders. However, the Fund may elect to treat its investments in passive foreign investment companies (individually, a “PFIC”) as “qualified electing funds” under the Code (a “QEF”), and in lieu of the foregoing requirements, the Fund will be required to include in income each year its proportionate share of the ordinary earnings and net capital gain of the QEF, even if such income is not distributed by the QEF to the Fund. Income the Fund derives from a PFIC with respect to which the Fund has made a qualifying elected fund (“QEF”) election will constitute qualifying income for purposes of determining its ability to be subject to taxation as a RIC provided that such income is derived in connection with the Fund’s business of investing in stocks and securities or the PFIC makes distributions of that income to the Fund in the same year in which it is included in the Fund’s taxable income. In lieu of a QEF election, the Fund may elect to mark-to-market its shares in a PFIC at the end of each taxable year; in this case, the Fund will recognize as ordinary income its allocable share of any increase in the value of such shares, and as ordinary loss its allocable share of any decrease in such value to the extent that any such decrease does not exceed prior increases included in its income. Under either election, the Fund may be required to recognize taxable income in excess of distributions received from such PFICs and proceeds from dispositions of PFIC stock during that year. The Fund must, nonetheless, distribute such income to maintain its tax treatment as a RIC.
If the Fund holds more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation, or a “CFC” (including equity tranche investments in a CLO treated as CFC), it may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to the Fund’s pro rata share of certain of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If the Fund is required to include such deemed distributions from a CFC in its income, it will be required to distribute such income to maintain RIC tax treatment regardless of whether or not the CFC makes an actual distribution during such year.
If the Fund is required to include amounts in income prior to receiving distributions representing such income, it may have to sell some of our investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax at corporate rates.

CLO Withholding Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Withholding Tax Risks
Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or “FATCA,” imposes a withholding tax of 30% on payments of U.S. source interest and distributions to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund’s operating results and cash flows. See “Certain U.S. Federal Tax Considerations— Taxation of Non-U.S. Shareholders” for additional discussion regarding FATCA.

Risks Related To Dividends-In-Kind [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Dividends-In-Kind
The Fund may distribute taxable distributions that are payable in cash or Common Shares at the election of each stockholder. Under certain applicable IRS guidance, distributions by RICs that are payable in cash or in shares of stock at the election of stockholders are treated as taxable distributions. The Internal Revenue Service has published guidance indicating that this rule will apply where the total amount of cash to be distributed is not less than 20% of the total distribution. Under this guidance, if too many stockholders elect to receive their distributions in cash, the cash available for distribution must be allocated among the shareholders electing to receive cash (with the balance of the distribution paid in stock). In no event will any stockholder electing to receive cash, receive less than the lesser of (a) the portion of the distribution such shareholder has elected to receive in cash or (b) an amount equal to his, her or its entire distribution times the percentage limitation on cash available for distribution. If the Fund decides to make any distributions consistent with this guidance that are payable in part in our stock, taxable stockholders receiving such distributions will be required to include the full amount of the distribution (whether received in cash, our stock, or a combination thereof) as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain distribution) to the extent of our current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. stockholder may be required to pay tax with respect to such distributions in excess of any cash received. If a U.S. stockholder sells the stock it receives as a distribution in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the distribution, depending on the market price of the Fund’s stock at the time of the sale. Furthermore, with respect to Non-U.S. stockholders, the Fund may be required to withhold U.S. tax with respect to such distributions, including in respect of all or a portion of such distribution that is payable in stock. In addition, if a significant number of the Fund’s stockholders determine to sell shares of the Fund’s stock in order to pay taxes owed on distributions, it may put downward pressure on the trading price of the Fund’s stock.

Foreign Investments’ Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investments’ Risks
The Fund has invested in, and may in the future make additional investments in securities, direct loans, Broadly Syndicated Loans and subordinated loans, of non-U.S. issuers or borrowers. These investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in U.S. companies. Markets for these investments in foreign countries often are not as developed, efficient or liquid as similar markets in the United States, and therefore, the prices of non-U.S. instruments may be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of non-U.S. instruments to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its foreign investments. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in so-called “emerging markets” (or lesser developed countries) are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. Compared to developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and smaller securities and debt markets. Securities and debt issued by companies located in emerging market countries tend to be especially volatile and may be less liquid than securities and debt traded in developed countries. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries.

Foreign Real Estate And Real Estate-Related Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Real Estate and Real Estate-Related Investment Risk
We have invested and may make additional investments in real estate located outside of the United States and real estate debt issued in, and/or backed by real estate in, countries outside the United States, including Canada, countries in Western Europe, Central America and South America. Foreign real estate and real estate-related investments involve certain factors not typically associated with investing in real estate and real estate-related investments in the United States, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which such investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between U.S. and non-U.S. real estate markets, including potential price volatility in and relative illiquidity of some non-U.S. markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and differences in government supervision and regulation; (v) certain economic, social and political risks, including potential exchange-control regulations, potential restrictions on non-U.S. investment and repatriation of capital, the risks associated with political, economic or social instability, including the risk of sovereign defaults, regulatory change, and the possibility of expropriation or confiscatory taxation or the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, and adverse economic and political developments; (vi) the possible imposition of non-U.S. taxes on income and gains and gross sales or other proceeds recognized with respect to such investments; (vii) differing and potentially less well-developed or well-tested corporate laws regarding stakeholder rights, creditors’ rights (including the rights of secured parties), fiduciary duties and the protection of investors; (viii) different laws and regulations including differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign investors; and (x) less publicly available information.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
A portion of the Fund’s foreign investments may be denominated in foreign currencies. These investments involve special risks compared with investing exclusively in the United States. Because these investments may involve non-U.S. dollar currencies and because the Fund may hold funds in these currencies in bank deposits during the completion of the investments, the Fund may be adversely affected by changes in currency rates (including as a result of the devaluation of a foreign currency) and in exchange control regulations and may incur costs in connection with conversions between various currencies. In addition, the equivalent U.S. dollar obligations of the Fund’s investments located outside of the United States may increase as a result of adverse changes in currency rates. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Hedging Risk
The Advisers may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful. Hedging may mitigate, but not eliminate, currency risk.

Lack Of Financial Reporting And Adverse Foreign Taxes Related To Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Financial Reporting and Adverse Foreign Taxes Related to Foreign Investments Risk
The Fund has invested in foreign Real Assets, and may in the future make additional investments in additional foreign Real Assets. Because foreign entities are not subject to uniform reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about non-U.S. companies. In particular, the assets and profits appearing on the financial statements of a company may not reflect its financial position or results of operation in the way they would be reflected had such financial statements been prepared in accordance with the U.S. generally accepted accounting principles. In addition, financial data related to foreign investments may be affected by both inflation and local accounting standards, and may not accurately reflect the real condition of companies and securities markets. Moreover, the Fund may be subject to tax, reporting and other filing obligations in foreign jurisdictions in which foreign companies reside or operate. In addition, foreign securities markets, particularly in developing countries, may be substantially less liquid and have greater volatility than U.S. securities markets.

Market Disruption Risk And Terrorism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption Risk and Terrorism Risk
The military operations of the United States and its allies, the instability in various parts of the world, including the ongoing war between Russia and Ukraine and the Israel-Hamas conflict, and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. The war between Russia and Ukraine and the Israel-Hamas conflict and are expected to continue to cause financial market volatility and have adversely impacted and are expected to continue to adversely impact the global economy. Terrorist attacks may also exacerbate some of the risk factors in this subsection of the Prospectus. A terrorist attack involving, or in the vicinity of, a Fund investment, directly or indirectly, may result in a liability far in excess of available insurance coverage. The Advisers cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the Fund.
In particular, on February 24, 2022, Russian President Vladimir Putin commenced a full-scale invasion of Russia’s pre-positioned forces into Ukraine, which could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s investments. The Russian invasion of Ukraine and the war between Israel and Hamas in the Middle East have led, are currently leading, and for an unknown period of time may continue to lead to disruptions in local, regional, national, and global markets and economies affected thereby. Furthermore, the aforementioned conflicts and the varying involvement of the United States and other NATO countries could preclude prediction as to their ultimate adverse impact on global economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments or operations, and the ability of the Fund to achieve its investment objectives. Additionally, to the extent that third parties, investors, or related
	customer bases have material operations or assets in such conflict zones, they may have adverse consequences related to the ongoing conflict.
Emerging Market Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Market Investments Risk
The Fund has invested and may make additional investments in real estate or issuers in emerging markets, specifically certain markets in Central America or South America. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; (ii) significant price volatility; (iii) restrictions on foreign investment; and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.
Additional risks of emerging markets investments may include (i) greater social, economic and political uncertainty and instability; (ii) more substantial governmental involvement in the economy; (iii) less governmental supervision and regulation; (iv) the unavailability of currency hedging technique; (v) companies that are newly organized and small; (vi) differences in auditing and financial reporting standards; which may result in unavailability of material information about issuers; and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a security. Such a delay could result in possible liability to a purchaser of the security.

Climate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Climate Change Risk
	Climate change is widely considered to be a significant threat to the global economy. Our business operations and our portfolio companies could face risks associated with climate change, including risks related to the impact of climate-related legislation and regulation (both domestically and internationally), risks related to climate-related business trends (such as the process of transitioning to a lower-carbon economy), and risks stemming from the physical impacts of climate change, such as the increasing frequency or severity of extreme weather events and rising sea levels and temperatures.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Since the Fund may incur leverage to make investments, the Fund’s net investment income depends, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In a rising interest rate environment, any leverage that the Fund incurs may bear a higher interest rate than may currently be available. There may not, however, be a corresponding increase in the Fund’s investment income. Any reduction in the rate of return on new investments relative to the rate of return on current investments, and any reduction in the rate of return on current investments, could adversely impact the Fund’s net investment income, reducing its ability to service the interest obligations on, and to repay the principal of, its indebtedness.
The fixed-income instruments that the Fund may invest in are subject to the risk that fair values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the fair value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for loans or other floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV.
A general increase in interest rates may have the effect of making it easier for the Adviser and Sub-Advisers to receive incentive fees, without necessarily resulting in an increase in our net earnings. Given the structure of our Investment Advisory Agreement with the Adviser, any general increase in interest rates will likely have the effect of making it easier for the Adviser to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of the Adviser. In a rising interest rate environment, this risk may increase as interest rates continue to rise. In addition, in view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser and Sub-Advisers could potentially receive a significant portion of the increase in our investment income attributable to such a general increase in interest rates. If that were to occur, our increase in net earnings, if any, would likely be significantly smaller than the relative increase in the Adviser’s income incentive fee resulting from such a general increase in interest rates.
Conversely, in a period of declining interest rates, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund could have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuations) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, we would expect reinvestment of the prepayment proceeds by the Fund to generally be at lower rates of return than the return on the assets that were prepaid.
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to stockholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Floating Rate Floor Risk. Because CLOs generally issue debt on a floating rate basis, an increase in SOFR will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have reference rate floors such that, when the floating rate is below the stated floor, the stated floating rate floor (rather than SOFR itself) is used to determine the interest payable under the loans. Therefore, if SOFR increases but stays below the average floating rate floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to equity holders of a CLO. In addition, there may be disputes between market participants regarding the interpretation and enforceability of provisions in our SOFR-based CLO investments (or lack or such provisions) related to the economic floors in such investments.
Floating Rate Mismatch. Many underlying corporate borrowers can elect to pay interest based on 1-month SOFR, 3-month SOFR and/or other rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month SOFR plus a spread. There may be a mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches, which may negatively impact the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations.
Given the structure of the incentive fee payable to the Adviser, a general increase in interest rates will likely have the effect of making it easier for the Adviser to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of the Adviser.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	4700 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	323
Local Phone Number	860-4900
Contact Personnel Name	David Thompson
Credit Facility (Banc of California F.K.A. PacWest) [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 26,000,000	$ 33,000,000	$ 45,000,000	$ 0	$ 0
Senior Securities Coverage per Unit		$ 11,196	$ 9,427	$ 7,959	$ 0	$ 0
Preferred Stock Liquidating Preference		$ 0	$ 0	$ 0	$ 0	$ 0
Construction Note (Epic) [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 12,300,015	$ 15,599,275	$ 14,673,944	$ 11,190,488	$ 4,427,024
Senior Securities Coverage per Unit		$ 2,035	$ 1,754	$ 2,111	$ 3,078	$ 3,318
Preferred Stock Liquidating Preference		$ 0	$ 0	$ 0	$ 0	$ 0
Mortgage Note (Vale) [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 5,680,000	$ 5,680,000	$ 5,680,000	$ 5,680,000	$ 5,680,000
Senior Securities Coverage per Unit		$ 1,860	$ 1,776	$ 1,874	$ 2,095	$ 1,902
Preferred Stock Liquidating Preference		$ 0	$ 0	$ 0	$ 0	$ 0
Mortgage Note (Sora) [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 29,275,730	$ 29,275,730	$ 41,275,730	$ 40,779,892	$ 0
Senior Securities Coverage per Unit		$ 1,725	$ 1,711	$ 1,229	$ 1,399	$ 0
Preferred Stock Liquidating Preference		$ 0	$ 0	$ 0	$ 0	$ 0
Mortgage Note (Tides) [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 31,020,319	$ 30,920,084	$ 33,737,373	$ 33,206,516	$ 0
Senior Securities Coverage per Unit		$ 1,338	$ 1,309	$ 1,421	$ 1,555	$ 0
Preferred Stock Liquidating Preference		$ 0	$ 0	$ 0	$ 0	$ 0
Mortgage Note (1902 Park Ave) [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 0	$ 4,677,372	$ 4,677,372	$ 0	$ 0
Senior Securities Coverage per Unit		$ 0	$ 2,348	$ 2,526	$ 0	$ 0
Preferred Stock Liquidating Preference		$ 0	$ 0	$ 0	$ 0	$ 0
Mortgage Note (La Brea) [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 28,500,000	$ 0	$ 0	$ 0	$ 0
Senior Securities Coverage per Unit		$ 1,704	$ 0	$ 0	$ 0	$ 0
Preferred Stock Liquidating Preference		$ 0	$ 0	$ 0	$ 0	$ 0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	2.86%
Distribution/Servicing Fees [Percent]	0.00%
Loan Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	4.55%
Total Annual Expenses [Percent]	8.91%
Waivers and Reimbursements of Fees [Percent]	(6.66%)
Net Expense over Assets [Percent]	2.25%
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	199
Expense Example, Years 1 to 5	342
Expense Example, Years 1 to 10	$ 667
Class C Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	100.00%
Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	2.86%
Distribution/Servicing Fees [Percent]	0.75%
Loan Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	3.92%
Total Annual Expenses [Percent]	9.28%
Waivers and Reimbursements of Fees [Percent]	(6.03%)
Net Expense over Assets [Percent]	3.25%
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	214
Expense Example, Years 1 to 5	361
Expense Example, Years 1 to 10	$ 689
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	575.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	2.86%
Distribution/Servicing Fees [Percent]	0.00%
Loan Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	3.93%
Total Annual Expenses [Percent]	8.54%
Waivers and Reimbursements of Fees [Percent]	(6.04%)
Net Expense over Assets [Percent]	2.50%
Expense Example, Year 01	$ 81
Expense Example, Years 1 to 3	241
Expense Example, Years 1 to 5	370
Expense Example, Years 1 to 10	$ 668
Class L Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	425.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	2.86%
Distribution/Servicing Fees [Percent]	0.25%
Loan Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	3.91%
Total Annual Expenses [Percent]	8.77%
Waivers and Reimbursements of Fees [Percent]	(6.02%)
Net Expense over Assets [Percent]	2.75%
Expense Example, Year 01	$ 69
Expense Example, Years 1 to 3	234
Expense Example, Years 1 to 5	369
Expense Example, Years 1 to 10	$ 676